+
     As filed with the Securities and Exchange Commission on April 30, 2003

                                                              File No. 333-01087
                                                                        811-7547
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.                                           [ ]
   Post-Effective Amendment No. 10                                       [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No. 15                                                      [X]

                        (Check appropriate box or boxes.)

                            -----------------------

      VALLEY FORGE LIFE INSURANCE COMPANY VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                            ------------------------

                       VALLEY FORGE LIFE INSURANCE COMPANY
                            (Exact Name of Depositor)

                             -----------------------

                  CNA Plaza, 43 South, Chicago, Illinois 60685
        (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (312) 822-5000
              (Depositor's Telephone Number, including Area Code)

                             -------------------------

          Jonathan D. Kantor                                Copies to:
   Executive Vice President, General               Mary Jane Wilson-Bilik, Esq.
         Counsel and Secretary                   Sutherland Asbill & Brennan LLP
 Valley Forge Life Insurance Company             1275 Pennsylvania Avenue, N.W.
          CNA Plaza, 43 South                               Washington,
        Chicago, Illinois 60685                  District of Columbia 20004-2415
(Name and Address of Agent for Service)           Telephone No.: (202)-383-0660

                                    ---------------

   It is proposed that this filing will become effective (check appropriate box)
   [ ]  immediately upon filing pursuant to paragraph (b)     of Rule 485
   [X]  on May 1, 2003 pursuant to paragraph (b)              of Rule 485
   [ ]  60 days after filing pursuant to paragraph (a)(1)     of Rule 485
   [ ]  on (date) pursuant to paragraph (a)(1)                of Rule 485

   If appropriate, check the following box:
   [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                      TITLE OF SECURITIES BEING REGISTERED:

                       DEFERRED VARIABLE ANNUITY CONTRACTS

================================================================================

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                       VALLEY FORGE LIFE INSURANCE COMPANY
                                       AND
              VALLEY FORGE LIFE INSURANCE COMPANY VARIABLE ANNUITY
                                SEPARATE ACCOUNT

     This prospectus describes a flexible premium deferred variable annuity contract (the "Contract") that Valley Forge Life Insurance Company ("VFL") issues. The Contract may be sold to or used in connection with retirement plans, including plans that qualify for special federal income tax treatment under the Internal Revenue Code.

     You (the Owner) may allocate Net Purchase Payments and Contract values to one or more of the Subaccounts of Valley Forge Life Insurance Company Variable Annuity Separate Account (the "Variable Account"), or to the Interest Adjustment Account for one or more guarantee periods, or to both. Prior to May 1, 2000, the Interest Adjustment Account was known as the Guaranteed Interest Option. The 34 Subaccounts of the Variable Account available with this Contract invest their assets in a corresponding investment portfolio (each, a "Fund") of Federated Insurance Series, The Alger American Fund, Van Eck Worldwide Insurance Trust, First Eagle SoGen Variable Funds, Inc., Variable Insurance Products Fund, MFS Variable Insurance Trust, Janus Aspen Series, Alliance Variable Products Series Fund, American Century Variable Portfolios, Inc., Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series and The Universal Institutional Funds, Inc. (you may review a complete list of the Funds beginning on the next page).

     The Contract Value will vary daily as a function of the Subaccounts' investment performance and any interest VFL credits under the Interest Adjustment Account. VFL does not guarantee any minimum Variable Contract Value for amounts you allocate to the Variable Account.


     This prospectus sets forth information regarding the Contract, and the Variable Account that you should know before purchasing a Contract. You should read the prospectuses for the Funds, which provide information regarding each Fund's investment objectives and policies, in conjunction with this prospectus. A Statement of Additional Information having the same date as this prospectus and providing additional information about the Contract and the Variable Account has been filed with the Securities and Exchange Commission (the "SEC"). It is incorporated herein by reference. To obtain a free copy of this document, call or write the Phoenix CNA Variable Unit.


     The SEC maintains a website that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC, including VFL. The website address is http://www.sec.gov.

     Please read this prospectus carefully and keep it for future reference. The current prospectuses for the Funds must accompany this prospectus.

     An investment in a Contract is not:

          o   a bank deposit or obligation
          o   guaranteed or endorsed by any bank
          o insured by the Federal Deposit Insurance Corporation or any other government agency

     An investment in the Contract involves certain risks. You may lose your purchase payments (principal).

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                Date: May 1, 2003

You may choose to invest in the following Funds:

FEDERATED INSURANCE SERIES
Advised by Federated Investment Management Company


o   Federated High Income Bond Fund II (Primary Shares)


o   Federated Prime Money Fund II


o   Federated Capital Income Fund II


THE ALGER AMERICAN FUND
Advised by Fred Alger Management, Inc.

o   Alger American Growth Portfolio

o   Alger American MidCap Growth Portfolio

o   Alger American Small Capitalization Portfolio

o   Alger American Leveraged AllCap Portfolio

VAN ECK WORLDWIDE INSURANCE TRUST
Advised by Van Eck Associates Corporation

o   Van Eck Worldwide Emerging Markets Fund

o   Van Eck Worldwide Hard Assets Fund


FIRST EAGLE SOGEN VARIABLE FUNDS, INC.

Advised by Arnhold and S. Bleichroeder Advisers, Inc.


o   First Eagle SoGen Overseas Variable Fund


VARIABLE INSURANCE PRODUCTS FUND (VIP), Initial Class
Advised by Fidelity Management & Research Company


o   Fidelity VIP Asset Manager Portfolio

o   Fidelity VIP Contrafund(R) Portfolio


o   Fidelity VIP Equity-Income Portfolio


o   Fidelity VIP Index 500 Portfolio


MFS VARIABLE INSURANCE TRUST
Advised by MFS Investment Management

o   MFS Emerging Growth Series

o   MFS Investors Trust Series

o   MFS Research Series

o   MFS Total Return Series

JANUS ASPEN SERIES, Institutional Shares
Advised by Janus Capital Management LLC

o   Janus Aspen Series Capital Appreciation Portfolio

o   Janus Aspen Series Growth Portfolio

o   Janus Aspen Series Balanced Portfolio

o   Janus Aspen Series Flexible Income Portfolio

o   Janus Aspen Series International Growth Portfolio

o   Janus Aspen Series Worldwide Growth Portfolio

ALLIANCE VARIABLE PRODUCTS SERIES FUND, Class B Shares
Advised by Alliance Capital Management, L.P.

o   Alliance Premier Growth Portfolio

o   Alliance Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
Advised by American Century Investment Management, Inc.

o   American Century VP Income & Growth Fund

o   American Century VP Value Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST,
Class 2 Shares

o   Templeton Developing Markets Securities Fund
    Advised by Templeton Asset Management Ltd.


o   Templeton Global Asset Allocation Fund
    Advised by Templeton Investment Counsel, LLC


LAZARD RETIREMENT SERIES
Advised by Lazard Asset Management

o   Lazard Retirement Equity Portfolio

o   Lazard Retirement Small Cap Portfolio

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Advised by Van Kampen


o   Van Kampen International Magnum Portfolio

o   Van Kampen Emerging Markets Equity Portfolio

                      (This page intentionally left blank)

                         TABLE OF CONTENTS

                                                                PAGE
                                                                ----

SUMMARY OF EXPENSES........................................       1

SUMMARY ...................................................       3
   General Description of the Contract ....................       3
   Purchasing a Contract ..................................       4
   Canceling the Contract .................................       4
   Charges and Fees .......................................       5
   Transfers ..............................................       6
   Withdrawals ............................................       6
   Surrenders .............................................       6
Other Information .........................................       6

THE COMPANY, THE VARIABLE ACCOUNT AND THE FUNDS ...........       7
   VFL ....................................................       7
   The Variable Account ...................................       7
   The Funds ..............................................       8

DESCRIPTION OF THE CONTRACT ...............................      14
   Purchasing a Contract ..................................      14
   Canceling the Contract .................................      14
   Crediting and Allocating Purchase Payments .............      15
   Variable Contract Value ................................      15
   Transfers ..............................................      16
   Withdrawals ............................................      18
   Surrenders .............................................      19
   Death of Owner or Annuitant ............................      19
   Payments by VFL ........................................      21
   Telephone Transaction Privileges .......................      22
   Supplemental Riders ....................................      22

CONTRACT CHARGES AND FEES .................................      23
   Surrender Charge (Contingent Deferred Sales Charge) ....      23
   Annual Administration Fee ..............................      24
   Transfer Processing Fee ................................      24
   Taxes on Purchase Payments .............................      25
   Mortality and Expense Risk Charge ......................      25
   Administration Charge ..................................      25
   Fund Expenses ..........................................      25
   Possible Charge for VFL's Taxes ........................      26

SELECTING AN ANNUITY PAYMENT OPTION .......................      26
   Annuity Date ...........................................      26
   Annuity Payment Dates ..................................      26
   Election and Changes of Annuity Payment Options ........      26
   Annuity Payments .......................................      27
   Annuity Payment Options ................................      29


                                                                PAGE
                                                                ----

ADDITIONAL CONTRACT INFORMATION ...........................      30
   Ownership ..............................................      30
   Changing the Owner or Beneficiary ......................      30
   Misstatement of Age or Sex .............................      30
   Change of Contract Terms ...............................      31
   Reports to Owners ......................................      31
   Miscellaneous ..........................................      31

YIELDS AND TOTAL RETURNS ..................................      32

TAXES .....................................................      34
   Annuity Contracts in General ...........................      34
   Qualified and Non-Qualified Contracts ..................      34
   Withdrawals -- Non-Qualified Contracts .................      35
   Withdrawals -- Qualified Contracts .....................      35
   Withdrawals -- Tax-Sheltered Annuities .................      36
   Diversification and Owner Control.......................      37

OTHER INFORMATION .........................................      37
   Distribution of the Contracts ..........................      37
   Voting Privileges ......................................      37
   Legal Proceedings ......................................      38
   Company Holidays .......................................      38

GLOSSARY ..................................................      39

APPENDIX A -- CONDENSED FINANCIAL INFORMATION .............     A-1

APPENDIX B ................................................     B-1


     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

SUMMARY OF EXPENSES

     The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract.

-------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
   Sales load imposed on purchase payments .......     0%
                                                                    This table describes the fees and expenses that you will
   Maximum Surrender Charge (as a percentage                        pay at the time that you purchase the contract, surrender
   of purchase payments surrendered or withdrawn).     7%           the contract, partially withdraw value from the contract
                                                                    or transfer value between the subaccounts. State premium
   Transfer Processing Fee (each after                              taxes may also be deducted.
   first 12 in a Contract Year)... ...............    $25

-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
ANNUAL ADMINISTRATION FEE
   Maximum .......................................    $30

ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage                   This table describes the fees and expenses that you will
of Net Assets)                                                      pay periodically during the time that you own the
                                                                    contract, not including annual fund fees and expenses.
   Mortality and Expense Risk Fee.................  1.25%
   Administration Charge..........................  0.15%
   Total Variable Account Annual Expenses.........  1.40%

-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
                                                                    This table shows the minimum and maximum total
                                         Minimum   Maximum          operating expenses for the year ended 12/31/02, charged
   Total Annual Fund Operating                                      by the fund companies that you may pay periodically
   Expenses (expenses that are                                      during the time that you own the contract. More detail
   deducted from the fund assets                                    concerning the funds' fees and total and net fund
   include management fees,                                         operating expenses can be found in the fund prospectuses.
   12b-1 fees and other expenses).......  0.33%     3.74%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLES
If you surrender your contract at the end of the
applicable time period, your maximum costs would be:                These examples are intended to help you compare the cost
                                                                    of investing in the contract with the cost of investing in
     1 Year         3 Years        5 Years       10 Years           other variable annuity contracts. These costs include
---------------------------------------------------------           contract owner transaction expenses, contract fees,
     $ 1,217        $ 2,060        $ 2,918        $ 5,133           separate account annual expenses and the maximum fund
                                                                    fees and expenses that were charged for the year ended
If you annuitize your contract at the end of the                    12/31/02.
applicable time period, your maximum costs would be:
                                                                    The examples assume that you invest $10,000 in the
     1 Year         3 Years        5 Years       10 Years           contract for the time periods indicated. The examples also
---------------------------------------------------------           assume that your investment has a 5% return each year
     $ 1,217        $ 2,060        $ 2,918        $ 5,133           and assumes the maximum fees and expenses of any of
                                                                    the funds. Your actual costs may be higher or lower based
If you do not surrender or annuitize your contract at the           on these assumptions. The examples do not reflect transfer
end of the applicable time period, your maximum costs               fees or premium taxes (which may range up to 3.5%,
would be:                                                           depending on the jurisdiction).

     1 Year         3 Years        5 Years       10 Years
---------------------------------------------------------
      $ 517         $ 1,550        $ 2,578        $ 5,133
-------------------------------------------------------------------------------------------------------------------------------


     CONDENSED FINANCIAL INFORMATION. You will find the Variable Account's condensed financial information in Appendix A of this prospectus.

                                     SUMMARY

GENERAL DESCRIPTION OF THE CONTRACT


     The summary section of this prospectus contains a brief description of the most important parts of the contract. You may find further detail in other sections of this prospectus, the related Statement of Additional Information, the contract, and the prospectuses of the underlying mutual funds. If you need more information, please contact the Phoenix CNA Variable Unit at 800.827.2621.


     In many jurisdictions, we issue the contract directly to individuals. In some jurisdictions, however, we may issue only group contracts. We issue group contracts to or on behalf of groups. For example, we may issue a group contract to an employer on behalf of its employees. Individuals who are part of groups for which a contract is issued receive a certificate containing the same provisions as the group contract. Throughout this prospectus, the term "contract" refers to individual contracts, group contracts and certificates under group contracts.

     Under this contract you may:

          o allocate all or a portion of your net purchase payments among several subaccounts of our Valley Forge Life Insurance Company Variable Annuity Separate Account;

          o transfer amounts you have already invested under the contract among the subaccounts;

          o allocate all (or a portion of) your net purchase payments to our Interest Adjustment Account; and

          o transfer amounts you have already invested under the contract to our Interest Adjustment Account.


     The Interest Adjustment Account offers various interest rates and time periods ("guarantee periods") from which to select. Prior to May 1, 2000, the Interest Adjustment Account was known as the Guaranteed Interest Option. Except for the Fixed Account I investment option, VFL has segregated its assets in the Interest Adjustment Account from its general account. The interest rates offered by the Interest Adjustment Account will depend on the time period selected. In certain circumstances, if you withdraw money from the account before the expiration of the time period you may be subject to an interest adjustment. The adjustment may be positive or negative. However, you will never get back less than the purchase payment, plus interest at an annual rate of 3% (less any surrender charge).


     We do not promise that the amount that you invest under this contract will increase in value. You bear the investment risk for all amounts invested under this contract, except for the amounts that you allocate to the Interest Adjustment Account.

     You have a choice of annuity payment options. The beneficiary that you select also may apply any death benefit to certain annuity payment options. You may change your annuity date, within certain limits.

PURCHASING A CONTRACT

     If the Contract is available to you, your initial purchase payment for a contract must be at least $2,000. You may make additional purchase payments of at least $100. We may refuse to accept additional purchase payments at any time for any reason.

     In your application to purchase a contract, you specify the accounts to which you want to allocate your initial purchase payment. Your initial purchase payment may be allocated in any combination among the subaccounts, and the guarantee periods within the Interest Adjustment Account.

     Once you have selected the subaccounts or guarantee periods within the Interest Adjustment Account to which you want to allocate your initial purchase payment, you must then decide the percentage of the purchase payment to be allocated to each selected account. All percentage allocations must be in whole numbers. You must allocate at least:

          o 1% of a purchase payment to any subaccount or to any guarantee period within the Interest Adjustment Account; and

          o $500.00 to any selected guarantee period within the Interest Adjustment Account.

     We will allocate any subsequent purchase payments among the subaccounts and the guarantee periods within the Interest Adjustment Account in accordance with the percentages that you provided to us in your application. If you want to change these percentage allocations, you must let us know, in writing, of such changes.

     You may also change these percentage allocations by telephone, provided you have authorized us to accept such changes in your application, or in another writing.

CANCELING THE CONTRACT

     You may cancel this contract by returning it to us within 10 days after you first receive it or longer where required by law. Once you cancel the contract, we will give you a refund. Your refund will be equal to the sum of the investment values in the Subaccounts and Interest Adjustment Account less certain fees or charges. We will not deduct any mortality risk charge, expense risk charge, or administration charge from your refund.

     Please note, you may live in a state that (1) requires a cancellation period longer than 10 days; and/or (2) requires that we return to you the amount of purchase payments that you made to us (rather than the investment values in the subaccounts and Interest Adjustment Account). If you do live in such a state, we will comply with such state's laws regarding cancellations and refunds. We reserve the right to allocate your initial purchase payment to a money market account or similar investment option, for 15 days before we allocate your first purchase payment to the investment option(s) you have selected. (In some states, the period may be longer.)

CHARGES AND FEES

     Once you purchase a contract, your Contract Value may be decreased by the following charges and fees:

     (1) SURRENDER CHARGE. We will deduct a surrender charge for certain withdrawals if:

          o you withdraw or surrender an amount equal to your purchase payment (as described in the next two paragraphs) before the passage of five full calendar years from the date that we received your purchase payment; or

          o you decide to receive annuity payments during the first full five calendar years from the date we received your purchase payment.

     The surrender charge is 7% of the purchase payment if you surrender or withdraw the purchase payment within two full years after we received it. The surrender charge reduces by 1% each year thereafter for the next three years and is 0% in year six and beyond following receipt of the purchase payment.

     In determining whether you have withdrawn your purchase payment, we assume that when you withdraw amounts under your contract, that:

          o you first withdraw the portion of your contract value that is greater than the sum of your purchase payments; and

          o you withdraw earlier purchases payments before later purchase payments.

     We will not deduct a surrender charge for withdrawals of any amount of your Contract Value that exceeds the sum of your purchase payments. We will not deduct a surrender charge under certain fixed annuitization options.

     (2) ADMINISTRATION CHARGE. We will deduct a daily charge equal to 0.000411% of the Valley Forge Life Insurance Company Variable Annuity Separate Account's net assets. This daily charge covers a portion of our administration costs. This daily charge is approximately equal to an annual charge of 0.15%.

     (3) MORTALITY AND EXPENSE RISK CHARGE. We will deduct a daily charge equal to 0.003446% of the Valley Forge Life Insurance Company Variable Annuity Separate Account's net assets. This charge compensates us for assuming certain mortality and expense risks. This daily charge is approximately equal to an annual charge of 1.25%.

     (4) ANNUAL ADMINISTRATION FEE. If your Contract Value is less than $50,000, we will deduct an annual administration fee of $30.

     (5) TRANSFER PROCESSING FEE. Your first 12 transfers among the subaccounts and/or Interest Adjustment Account are free. We will then deduct $25 for each transfer in excess of the 12 free transfers during a Contract Year.

     (6) TAXES ON PURCHASE PAYMENTS. Generally, you are taxed for income tax purposes on purchase payments, if at all, at the time you begin to receive annuity payments. Any charges for taxes on purchase payments are deducted from your contract value at that time. These taxes range generally between 0% and 3.5% of purchase payments.

     (7) MUTUAL FUND EXPENSES. The mutual funds in which your purchase payments are invested may deduct certain operating fees. Please read the prospectus for each of the mutual funds for details on these expenses and operating fees.

TRANSFERS

     At any time prior to the date you begin to receive annuity payments, you may transfer all or part of a contract value among subaccount(s) or guarantee periods of the Interest Adjustment Account. You may transfer the lesser of $500 or the entire value of the account. On transfers among Subaccounts, the first 12 transfers during each Contract Year are free. VFL assesses a transfer processing fee of $25 for each transfer in excess of 12 during the Contract Year. With the Interest Adjustment Account, you may make up to 4 transfers per Contract Year of all or part of any Guarantee Amount to a Subaccount or a new guarantee period. Transfers from the Interest Adjustment Account may be subject to an interest adjustment even if no transfer processing fee is assessed.

WITHDRAWALS

     At any time prior to the date you begin to receive annuity payments, you may (subject to certain restrictions) withdraw part of the contract value. We may deduct certain amounts from your withdrawal, which may include a surrender charge, purchase payment tax charges and an interest adjustment, if applicable. Your withdrawals may result in adverse federal income tax consequences, including a 10% penalty tax for distributions taken prior to age 59 1/2, in addition to any income tax that you may owe.

SURRENDERS


     At any time prior to the date you begin to receive annuity payments, you may surrender the contract and receive its surrender value. The surrender value is equal to the contract value, less certain charges (including a surrender charge, purchase payment tax charges, administration charges and an interest adjustment, if applicable. You may elect to have the surrender value paid in a single sum or under an annuity payment option. Your surrender may result in adverse federal income tax consequences, including a penalty tax, in addition to any income tax that you may owe. The surrender value will be determined as of the date we receive your Written Notice for surrender of this contract at the Phoenix CNA Variable Unit.

                THE COMPANY, THE VARIABLE ACCOUNT AND THE FUNDS

VFL


     VFL is a life insurance company organized under the laws of the Commonwealth of Pennsylvania in 1956 and is authorized to transact business in the District of Columbia, Puerto Rico, Guam and all states except New York. VFL's home office is located at 401 Penn St., Reading, Pennsylvania 19601, and its executive office is located at CNA Plaza, Chicago, Illinois 60685. VFL is a wholly owned subsidiary of Continental Assurance Company ("Assurance"), a life insurance company which, as of December 31, 2002, had consolidated assets of approximately $13.2 billion.

     The operations and liabilities of VFL and its parent, Assurance, are managed on a combined basis. Pursuant to a Reinsurance Pooling Agreement, as amended, VFL cedes all of its business, excluding its Separate Account business, to its parent, Assurance. This ceded business is then pooled with the business of Assurance, which excludes Assurance's participating contracts and Separate Account business and 10% of the combined pool is assumed by VFL. The assets of VFL, which as of December 31, 2002 were approximately $4.6 billion, support the benefits under the Contracts.

COINSURANCE AGREEMENT. VFL has entered into a Coinsurance Agreement with PHL Variable Insurance Company ("PHLVIC"), an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., reinsuring all of VFL's rights, liabilities and obligations with respect to the Variable Account and the Interest Adjustment Account under the Contract. Under the Coinsurance Agreement, VFL remains liable for its contractual obligations under the Contract. VFL and PHLVIC also have entered into an Administrative Services Agreement under which PHLVIC will administer the Contract. Neither of these agreements will change the fact that VFL is liable to you under your Contract. PHLVIC's contractual liability runs solely to VFL, and no Owner is intended to have any right of action against PHLVIC.


THE VARIABLE ACCOUNT

     The Variable Account is a separate investment account of VFL established under Pennsylvania law on February 12, 1996. VFL owns the assets of the Variable Account. These assets are held separately from VFL's General Account and its other separate accounts. That portion of the Variable Account's assets that is equal to the reserves and other Contract liabilities of the Variable Account is not chargeable with liabilities arising out of any other business VFL may conduct. If the assets exceed the required reserves and other contract liabilities, VFL may transfer the excess to VFL's General Account. The Variable Account's assets will at all times, equal or exceed the sum of the Subaccount Values of all Contracts funded by the Variable Account.

     The Variable Account is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust and meets the definition of a "separate account" under the federal securities laws. Such registration does not involve any supervision by the SEC of the management of the Variable Account or VFL. The Variable Account also is governed by the laws of Pennsylvania, VFL's state of domicile, and may also be governed by laws of other states in which VFL does business.


     The Variable Account is composed of Subaccounts, each of which invests in shares of a corresponding Fund. Income, gains and losses, realized or unrealized, from assets allocated to a Subaccount are credited to or charged against that Subaccount without regard to other income, gains or losses of VFL.


     CHANGES TO THE VARIABLE ACCOUNT. Where permitted by applicable law, VFL may make the following changes to the Variable Account:

          (1) any changes required by the 1940 Act or other applicable law or regulation;

          (2)  combine separate accounts, including the Variable Account;

          (3) add new Subaccounts to or remove existing Subaccounts from the Variable Account or combine Subaccounts;

          (4) make Subaccounts (including new Subaccounts) available to such classes of Contracts as VFL may determine;

          (5)  add new Funds or remove existing Funds;

          (6) substitute new Fund(s) for any existing Fund if shares of the Fund are no longer available for investment or if VFL determines that investment in a Fund is no longer appropriate in light of the purposes of the Variable Account;

          (7) deregister the Variable Account under the 1940 Act if such registration is no longer required; and

          (8) operate the Variable Account as a management investment company under the 1940 Act or as any other form permitted by law.

     No such changes will be made without any necessary approval of the SEC and applicable state insurance departments. Owners will be notified of any changes.

THE FUNDS

     Each Subaccount invests in a corresponding Fund. Each of the Funds is either an open- end diversified management investment company or a separate investment portfolio of such a company and is managed by a registered investment adviser. The Funds available with this Contract, as well as a brief description of their investment objectives, are provided below.

     Certain Funds may have investment objectives and policies similar to other funds that are managed by the same investment adviser or manager. The investment results of the Funds, however, may be higher or lower than those of such other funds. We do not guarantee or make any representation that the investment results of the Funds will be comparable to any other Fund, even those with the same investment adviser or manager.

     A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

     FEDERATED INSURANCE SERIES
     --------------------------


     The Federated High Income Bond Fund II, Federated Prime Money Fund II and Federated Capital Income Fund II Subaccounts each invest in shares of corresponding Funds (i.e., investment portfolios) of Federated Insurance Series ("IS"). The investment objectives of these Funds are set forth below.


          FEDERATED HIGH INCOME BOND FUND II. This Fund invests primarily in high-yield, lower-rated corporate bonds that seek to achieve high current income.

          FEDERATED PRIME MONEY FUND II. This Fund invests in money market instruments maturing in thirteen months or less to achieve current income consistent with stability of principal and liquidity.

          FEDERATED CAPITAL INCOME FUND II. This Fund invests in equity and fixed income securities, securities that have high relative income potential.


     IS is advised by Federated Investment Management Company.

     VARIABLE INSURANCE PRODUCTS FUND
     --------------------------------


     The Equity-Income Subaccount invests in shares of a corresponding Fund (i.e., investment portfolios) of Variable Insurance Products Fund ("VIP Fund"). Asset Manager, Contrafund, and Index 500 Subaccounts each invest in shares of corresponding Funds (i.e., investment portfolios) of Variable Insurance Products Fund II ("VIP Fund II"). The investment objectivesof these Funds are set forth below.

          FIDELITY VIP ASSET MANAGER PORTFOLIO. This Fund seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed-income instruments.

          FIDELITY VIP CONTRAFUND PORTFOLIO. This Fund seeks capital appreciation over the long-term by investing in companies that are undervalued or out-of-favor.


          FIDELITY VIP EQUITY-INCOME PORTFOLIO. This Fund seeks current income by investing primarily in income producing equity securities. In choosing these securities, the Fund also considers the potential for capital appreciation.


          FIDELITY VIP INDEX 500 PORTFOLIO. This Fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Index of 500 Common Stocks.


     VIP Fund is advised by Fidelity Management & Research Company.

     THE ALGER AMERICAN FUND
     -----------------------


     Alger American Growth, Alger American MidCap Growth, Alger American Small Capitalization and Alger American Leveraged AllCap Subaccounts each invest in shares of corresponding Funds (i.e., investment portfolios) of The Alger American Fund ("AAF"). The investment objectives of these Funds are set forth below.


          ALGER AMERICAN GROWTH PORTFOLIO. This Fund seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of $1 billion or greater.

          ALGER AMERICAN MIDCAP GROWTH PORTFOLIO. This Fund seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests primarily in equity securities of companies having a market capitalization within the range of companies in the S&P Mid-Cap 400 Index(R).

          ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO. This Fund seeks long-term capital appreciation by investing primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell(R) 2000 Growth Index or the S&P Small Cap 600 Index(R).

        ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO. This Fund seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

     AAF is advised by Fred Alger Management, Inc.

     MFS VARIABLE INSURANCE TRUST
     ----------------------------


     The MFS Emerging Growth, MFS Investors Trust, MFS Research and MFS Total Return Subaccounts each invest in shares of corresponding Funds (i.e., investment portfolios) of MFS Variable Insurance Trust ("MFSVIT"). The investment objectives of these Funds are set forth below.


          MFS EMERGING GROWTH SERIES. This Fund seeks to obtain long-term growth of capital by investing primarily in common stocks of companies that are early in their life cycle but which have the potential to become major enterprises.

          MFS INVESTORS TRUST SERIES. This Fund seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

          MFS RESEARCH SERIES. This Fund seeks to provide long-term growth of capital and future income.

          MFS TOTAL RETURN SERIES. This Fund seeks primarily to provide above-average income consistent with prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

     MFSVIT is advised by Massachusetts Financial Services Company.

          FIRST EAGLE SOGEN VARIABLE FUNDS, INC.
          --------------------------------------


     The First Eagle SoGen Overseas Variable subaccount invests in shares of a corresponding Fund (i.Re., investment portfolio) of First Eagle SoGen Variable Funds, Inc. ("FESG"). The investment objective of this Fund is set forth below.


          FIRST EAGLE SOGEN OVERSEAS VARIABLE FUND (formerly, SoGen Overseas Variable Fund). This Fund seeks long-term growth of capital by investing primarily in securities of small and medium size non-U.S. companies.

     FESG is advised by Arnhold and S. Bleichroeder Advisers, Inc. (prior to December 31, 1999, Societe Generale Asset Management Corp. was the adviser).

     VAN ECK WORLDWIDE INSURANCE TRUST
     ---------------------------------


     The Worldwide Emerging Markets and Worldwide Hard Assets Subaccounts each invest in shares of corresponding Funds (i.e., investment portfolios) of Van Eck Worldwide Insurance Trust ("VEWIT"). The investment objectives of these Funds are set forth below.


          VAN ECK WORLDWIDE EMERGING MARKETS FUND. This Fund seeks capital appreciation by investing primarily in equity securities in emerging markets around the world.

          VAN ECK WORLDWIDE HARD ASSETS FUND. The Funds seeks long-term capital appreciation by investing primarily in "hard asset securities." Income is a secondary consideration. Hard asset securities are the stocks, bonds, and other securities of companies that derive at least 50% of gross revenue or profit from exploration, production or distribution of precious metals, natural resources, real estate, or commodities.

     VEWIT is advised by Van Eck Associates Corporation.

     JANUS ASPEN SERIES, INSTITUTIONAL SHARES
     ----------------------------------------


     The Janus Aspen Series Capital Appreciation, Janus Aspen Series Growth, Janus Aspen Series Balanced, Janus Aspen Series Flexible Income, Janus Aspen Series International Growth and Janus Aspen Series Worldwide Growth Subaccounts each invest in shares of corresponding Funds (i.e., "investment portfolios") of Janus Aspen Series ("JAS"). The investment objectives and strategies of these Funds are set forth below.


          JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO. This non-diversified Fund seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential.

          JANUS ASPEN SERIES GROWTH PORTFOLIO. This Fund seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks selected for their growth potential.

          JANUS ASPEN SERIES BALANCED PORTFOLIO. This Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

          JANUS ASPEN SERIES FLEXIBLE INCOME PORTFOLIO. This Fund seeks to obtain maximum total return, consistent with preservation of capital by investing primarily in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock.

          JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO. This Fund seeks long-term growth of capital by normally investing at least 80% of its total assets in securities of issuers from at least five different countries, excluding the United States.

          JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO. This Fund seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size throughout the world.

     JAS is advised by Janus Capital Management LLC.

     ALLIANCE VARIABLE PRODUCTS SERIES FUND, CLASS B SHARES
     -------------------------------------------------------


     The Alliance Premier Growth and Alliance Growth and Income Subaccounts each invest in shares of a corresponding Portfolio of Alliance Variable Products Series Fund ("AVP"). The investment objectives of these Portfolios are set forth below.


          ALLIANCE PREMIER GROWTH PORTFOLIO. This Portfolio seeks long term growth of capital by pursuing aggressive investment policies.

          ALLIANCE GROWTH AND INCOME PORTFOLIO. This Portfolio seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend paying common stocks of good quality.

     AVP is advised by Alliance Capital Management L.P.

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     ------------------------------------------


     The American Century VP Income & Growth and American Century VP Value Subaccounts each invest in shares of Funds of American Century Variable Portfolios, Inc. ("ACVP"). The investment objectives of these Funds are set forth below.


          AMERICAN CENTURY VP INCOME & GROWTH FUND. This Fund seeks dividend growth, current income and capital appreciation by investing in common stocks.

          AMERICAN CENTURY VP VALUE FUND. This Fund seeks long-term capital growth by investing primarily in common stocks. Income is a secondary objective.

     ACVP is advised by American Century Investment Management, Inc.

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, CLASS 2 SHARES
     --------------------------------------------------------------------


     The Templeton Developing Markets Securities and the Templeton Global Asset Allocation (formerly Templeton Asset Strategy) Subaccounts each invest in Class 2 shares of Funds of Franklin Templeton Variable Insurance Products Trust. The investment objectives of the Funds are set forth below.

          TEMPLETON DEVELOPING MARKETS SECURITIES FUND. Seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging markets investments, primarily equity securities.

          TEMPLETON GLOBAL ASSET ALLOCATION FUND. Seeks high total return. The Fund invests in equity securities of companies of any country and in money market instruments. While the Fund's debt securities investments focus on those that are investment grade, the Fund also may invest in high yield, lower-rated bonds.


     The Templeton Developing Markets Securities Fund is advised by Templeton Asset Management Ltd. and the Templeton Global Asset Allocation Fund is advised by Templeton Investment Counsel, LLC.

     LAZARD RETIREMENT SERIES
     ------------------------


     The Lazard Retirement Equity and Lazard Retirement Small Cap Subaccounts each invest in shares of a corresponding Fund of Lazard Retirement Series. The investment objectives of the Funds are set forth below.


         LAZARD RETIREMENT EQUITY PORTFOLIO. This Fund seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of the S&P 500(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

         LAZARD RETIREMENT SMALL CAP PORTFOLIO. This Fund seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively small U.S. companies with market capitalizations in the range of the Russell 2000(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

     LRS is advised by Lazard Asset Management.

     THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ("UNIVERSAL FUNDS")
     -----------------------------------------------------------


     The Van Kampen International Magnum (formerly, Morgan Stanley International Magnum Portfolio) and the Van Kampen Emerging Markets Equity (formerly, Morgan Stanley Emerging Markets Equity Portfolio) Subaccounts each invest in a corresponding Fund of The Universal Institutional Funds, Inc. The investment objectives of the Funds are set forth below.

          VAN KAMPEN INTERNATIONAL MAGNUM PORTFOLIO. This Portfolio seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.

          VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO. This Portfolio seeks long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries.


     Universal Funds is advised by Morgan Stanley Asset Management, Inc., which does business in certain instances using the name "Van Kampen."

     No one can assure that any Fund will achieve its stated Objectives and Policies.

     More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks attendant to investing in the Funds and other aspects of their operations can be found in the current prospectus for each Fund which accompanies this prospectus and the current statement of additional information for the Funds. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of Purchase Payments or transfers among the Subaccounts.

     Please note that not all of the Funds described in the prospectuses for the Funds are available with the Contract. Moreover, VFL cannot guarantee that each Fund will always be available for its variable annuity contracts, but in the event that a Fund is not available, VFL will take reasonable steps to secure the availability of a comparable fund. Shares of each Fund are purchased and redeemed at net asset value, without a sales charge.

     VFL has entered into agreements with the investment advisers of several of the Funds pursuant to which each such investment adviser pays VFL a servicing fee based upon an annual percentage of the average aggregate net assets invested by VFL on behalf of the Variable Account. These agreements reflect administrative services provided to the Funds by VFL. Payments of such amounts by an adviser do not increase the fees paid by the Funds or their shareholders.

     Shares of the Funds are sold to separate accounts of insurance companies that are not affiliated with VFL or each other, a practice known as "shared funding." They are also sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of Owners, whose Contract Values are allocated to the Variable Account, and of owners of other contracts whose contract values are allocated to one or more other separate accounts investing in any one of the Funds. Shares of some of the Funds may also be sold directly to certain qualified pension and retirement plans qualifying under Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, VFL will consider what action may be appropriate, including removing the Fund from the Variable

Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.

                           DESCRIPTION OF THE CONTRACT

PURCHASING A CONTRACT


     Notwithstanding anything to the contrary in this prospectus, the Contract is no longer offered for sale. However, VFL continues to accept new purchase payments on, and process transfers for, existing Contracts. A prospective Owner may purchase a Contract by submitting an application through a licensed agent of VFL who is also a representative of a broker-dealer having a selling agreement with CNA Investor Services, Inc. ("CNA/ISI") or appointed directly with CNA/ISI, the principal underwriter for the Contracts. The maximum Age on the Contract Effective Date for Annuitants is 85. An initial purchase payment must be delivered to the Phoenix CNA Variable Unit along with the Owner's application. The minimum initial purchase payment is $2,000. The minimum additional purchase payment VFL will accept is $100. Unless VFL gives its prior approval, it will not accept an initial purchase payment in excess of $500,000 and reserves the right not to accept any purchase payment for any reason. VFL will send Owners a confirmation notice upon receipt and acceptance of the Owner's purchase payment.


CANCELING THE CONTRACT


     Owners may cancel the Contract during the Cancellation Period, which is the 10-day period after an Owner receives the Contract. Some states may require a longer Cancellation Period. To cancel the Contract, the Owner must mail or deliver the Contract to the Phoenix CNA Variable Unit or to the agent who sold it. VFL will refund the Contract Value plus any fees or charges deducted except for the mortality and expense risk charge and the administration charge. If the Owner purchased a Contract in a state that requires the return of purchase payments during the Cancellation Period and the Owner chooses to exercise the cancellation right, then VFL will return the purchase payments.


CREDITING AND ALLOCATING PURCHASE PAYMENTS


     If the application for a Contract is properly completed and is accompanied by all the information necessary to process it (including payment of the initial purchase payment) VFL will allocate the initial Purchase Payment then as designated by the Owner to one or more of the Subaccounts or the Interest Adjustment Account within two business days of receipt of such Purchase Payment at the Phoenix CNA Variable Unit. If the application is not properly completed, VFL reserves the right to retain the Purchase Payment for up to five business days while it attempts to complete the application. If the application cannot be made complete within five business days, the applicant will be informed of the reasons for the delay and the initial Purchase Payment will be returned immediately unless the applicant specifically consents to VFL retaining the initial Purchase Payment until the application is made complete. The initial Purchase Payment will then be credited within two business days after receipt of a properly completed application. VFL will credit additional Purchase Payments that are accepted by VFL as of the end of the Valuation Period during which the Payment was received at the Phoenix CNA Variable Unit.

     The initial Purchase Payment is allocated among the Subaccounts and the Interest Adjustment Account as specified on the application. If the Contract is issued in a state that requires the return of purchase payments during the Cancellation Period, we reserve the right to allocate your initial purchase payment to a money market account or similar investment, during the Cancellation Period.


     Owners may allocate Purchase Payments among any or all Subaccounts or guarantee periods available. If an Owner elects to invest in a particular Subaccount or guarantee period, at least 1% of the Purchase Payment must be allocated to that Subaccount or guarantee period. All percentage allocations must be in whole numbers. The minimum amount that may be allocated to any guarantee period is $500. VFL allocates any additional Purchase Payments among the Subaccounts and the Interest Adjustment Account in accordance with the allocation schedule in effect when such Purchase Payment is received at the Phoenix CNA Variable Unit unless it is accompanied by Written Notice directing a different allocation.


VARIABLE CONTRACT VALUE

     SUBACCOUNT VALUE. The Variable Contract Value is the sum of all Subaccount Values and therefore reflects the investment experience of the Subaccounts to which it is allocated. The Subaccount Value for any Subaccount as of the Contract Effective Date is equal to the amount of the initial Purchase Payment allocated to that Subaccount. On subsequent Valuation Days prior to the Annuity Date, the Subaccount Value is equal to that part of any Purchase Payment allocated to the Subaccount and any amount transferred to that Subaccount, adjusted by interest income, dividends, net capital gains or losses, realized or unrealized, and decreased by withdrawals (including any applicable surrender charges and any applicable purchase payment tax charge) and any amounts transferred out of that Subaccount.

     ACCUMULATION UNITS. Net Purchase Payments allocated to a Subaccount or amounts of Contract Value transferred to a Subaccount are converted into Accumulation Units. For any Contract, the number of Accumulation Units credited to a Subaccount is determined by dividing the dollar amount directed to the Subaccount by the value of the Accumulation Unit for that Subaccount for the Valuation Day on which the Purchase Payment or transferred amount is invested in the Subaccount. Therefore, Purchase Payments allocated to or amounts transferred to a Subaccount under a Contract increase the number of Accumulation Units of that Subaccount credited to the Contract.

     Decreases in Subaccount Value under a Contract are effected by the cancellation of Accumulation Units of a Subaccount. Therefore, surrenders, withdrawals, transfers out of a Subaccount, payment of a death benefit, the application of Variable Contract Value to an Annuity Payment Option on the Annuity Date, and the deduction of the annual administration fee all result in the cancellation of an appropriate number of Accumulation Units of one or more Subaccounts. Accumulation Units are canceled as of the end of the Valuation Period in which VFL received Written Notice regarding the event.

     The Accumulation Unit value for each Subaccount was arbitrarily set initially at $10 when the Subaccount began operations. Thereafter, the Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the Net Investment Factor (described below). The Subaccount Value for a Contract is determined on any day by multiplying the number of Accumulation Units attributable to the Contract in that Subaccount by the Accumulation Unit value for that Subaccount.

     THE NET INVESTMENT FACTOR. The Net Investment Factor is an index applied to measure the investment performance of a Subaccount from one Valuation Period to the next. For each Subaccount, the Net Investment Factor reflects the investment experience of the Fund in which that Subaccount invests and the charges assessed against that Subaccount for a Valuation Period. The Net Investment Factor is calculated by dividing (1) by (2) and subtracting (3) from the result, where:

          (1)  is the result of:

               a. the Net Asset Value Per Share of the Fund held in the Subaccount, determined at the end of the current Valuation Period; plus

               b. the per share amount of any dividend or capital gain distributions made by the Fund held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

               c. a per share charge or credit for any taxes reserved for, which is determined by VFL to have resulted from the operations of the Subaccount.

          (2) is the Net Asset Value Per Share of the Fund held in the Subaccount, determined at the end of the last prior Valuation Period.

          (3) is a daily factor representing the mortality and expense risk charge and the administration charge deducted from the Subaccount, adjusted for the number of days in the Valuation Period.

TRANSFERS

     GENERAL. Prior to the Annuity Date and after the Cancellation Period, an Owner may transfer by telephone or other mutually agreed upon communication medium all or part of any Subaccount Value to another Subaccount(s) (subject to its availability) or to one or more available guarantee periods, or transfer all or part of any Guarantee Amount to any Subaccount(s) (subject to its availability) or to one or more available guarantee periods, subject to the following restrictions. The minimum transfer amount is $500 or the entire Subaccount Value or Guarantee Amount, if less. The minimum Subaccount Value or Guarantee Amount that may remain following a transfer is $500. A transfer request that would reduce any Subaccount Value or Guarantee Amount below $500 is treated as a transfer request for the entire Subaccount Value or Guarantee Amount. Only four transfers may be made each Contract Year from all or part of any Guarantee Amount for transfers among Subaccounts. The first 12 transfers during each Contract Year are free. VFL assesses a transfer processing fee of $25 for each transfer in excess of 12 during a Contract Year. The transfer processing fee is deducted from the amount being transferred. Transfers from the Interest Adjustment Account may be subject to an interest adjustment even if no transfer processing fee is assessed. Each transfer made by telephone or other mutually agreed upon communication medium is considered one transfer regardless of how many Subaccounts or guarantee periods are affected by the transfer.


     DOLLAR-COST AVERAGING FACILITY. If elected in the application or at any time thereafter prior to the Annuity Date by Written Notice, an Owner may systematically transfer (on a monthly, quarterly, semi-annual or annual basis) specified dollar amounts from the money market Subaccount to other Subaccounts. Dollar cost averaging begins on the first available transfer date after the Phoenix CNA Variable Unit receives your request. This is known as the "dollar-cost averaging" method of investment. The fixed-dollar amount purchases more

Accumulation Units of a Subaccount when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases of Units had been made at the highest value and greater than if all purchases had been made at the lowest value. The dollar-cost averaging method of investment reduces the risk of making purchases only when the price of Accumulation Units is high. It does not assure a profit or protect against a loss in declining markets.


     Owners may only elect to use the dollar-cost averaging facility if their money market Subaccount Value is at least $1,000 at the time of the election. The minimum transfer amount under the facility is $100 per month (or the equivalent). If dollar-cost averaging transfers are to be made to more than one Subaccount, then the Owner must indicate the dollar amount of the transfer to be made to each. At least $50 must be designated to each Subaccount.

     Transfers under the dollar-cost averaging facility are made as of the same calendar day each month. If this calendar day is not a Valuation Day, transfers are made as of the next Valuation Day. Once elected, transfers under the dollar-cost averaging facility continue until the money market Subaccount Value is depleted, the Annuity Date occurs or until the Owner cancels the election by Written Notice at least seven days in advance of the next transfer date. Alternatively, Owners may specify in advance a date for transfers under the facility to cease. There is no additional charge for using the dollar-cost averaging facility. Transfers under the facility do not count towards the 12 transfers permitted without a transfer processing fee in any Contract Year. VFL reserves the right to discontinue offering the dollar-cost averaging facility at any time and for any reason or to change its features.

     GUARANTEED DOLLAR-COST AVERAGING FACILITY. If elected in the application, an Owner may use the dollar-cost averaging facility to systematically transfer specified dollar amounts (on a monthly or quarterly basis) from a Guarantee Amount under the Interest Adjustment Account. For this purpose, VFL may, from time to time, offer a special one-year or six-month guarantee period designed for use with the dollar-cost averaging facility. When available, an Owner may allocate all or part of the initial purchase payment to a special guarantee period. These special guarantee periods are not available for subsequent purchase payments or transfers of Contract Value. The minimum dollar amount that may be transferred from a Guarantee Amount using the dollar-cost averaging facility is that amount which results in the entire Guarantee Amount being transferred to one or more Subaccounts by the end of the special guarantee period and in no case shall be less than $5,000. Once elected, transfers from a Guarantee Amount under the facility do not cease until the Guarantee Amount is depleted. No interest adjustment applies to transfers described in this paragraph. All other requirements applicable to dollar-cost averaging transfers from the money market Subaccount apply to transfers described in this paragraph.


     AUTOMATIC TRANSFER OPTION (ASSET REBALANCING PROGRAM). At any time prior to the Annuity Date, an Owner may elect the Automatic Transfer Option by Written Notice. Under the Automatic Transfer Option, VFL will automatically transfer Variable Contract Value between and among Subaccounts in order to reflect the most recent percentage allocation that the Owner has provided to VFL for allocation of Purchase Payments among the Subaccounts. The Owner may elect to have these automatic transfers made on a quarterly, semi-annual or annual basis. Once elected, all transfers made under the Automatic Transfer Option will be processed on the first Valuation Day of the month of the period that applies.



     If the Automatic Transfer Option is elected at the same time as the dollar-cost averaging facility or when the dollar-cost averaging facility is being utilized, transfers under the

Automatic Transfer Option will be postponed until the first Valuation Day of the month of the period that applies following the termination of the dollar-cost averaging facility.



     There is no charge for the Automatic Transfer Option. Transfers made under the Automatic Transfer Option do not count as one of the 12 transfers available without a transfer processing fee during any Contract Year.



     The Automatic Transfer Option does not ensure a profit nor guarantee against a loss in a declining market. Owners may stop automatic transfers under the Automatic Transfer Option at any time by Written Notice.



     VFL reserves the right to discontinue offering the Automatic Transfer Option at any time for any reason or to change its features.



       WITHDRAWALS


     GENERAL. Prior to the Annuity Date and after the Cancellation Period, an Owner may withdraw part of the Surrender Value, subject to certain limitations. Each withdrawal must be requested by Written Notice. The minimum withdrawal amount is $500. The maximum withdrawal is the amount that would leave a minimum Surrender Value of $1,000. A withdrawal request that would reduce any Subaccount Value or Guarantee Amount below $500 will be treated as a request for a withdrawal of all of that Subaccount Value or Guarantee Amount.


     VFL withdraws the amount requested from the Contract Value as of the day that the Phoenix CNA Variable Unit receives an Owner's Written Notice, and sends the Owner that amount. VFL will then deduct any applicable surrender charge and any applicable purchase payment tax charge from the remaining Contract Value.


     A Written Notice of withdrawal must specify the amount to be withdrawn from each Subaccount or Guarantee Amount. If the Written Notice does not specify this information, or if any Subaccount Value or Guarantee Amount is inadequate to comply with the request, VFL will make the withdrawal based on the proportion that each Subaccount Value and each Guarantee Amount bears to the Contract Value as of the day of the withdrawal.


     SYSTEMATIC WITHDRAWALS. If elected in the application or requested at any time thereafter prior to the Annuity Date by Written Notice, an Owner may elect to receive periodic withdrawals under VFL's systematic withdrawal plan, free of any surrender charges. Under the systematic withdrawal plan, VFL will make withdrawals (on a monthly, quarterly, semi-annual or annual basis) from Subaccounts specified by the Owner. Withdrawals will begin one frequency period after the request is received at the Phoenix CNA Variable Unit. Systematic withdrawals must be at least $100 each and may only be made from Variable Contract Value. Withdrawals under the systematic withdrawal plan may only be made from Subaccounts having $1,000 or more of Subaccount Value at the time of election. The systematic withdrawal plan is not available to Owners using the dollar-cost averaging facility or automatic Subaccount Value rebalancing.


     VFL makes systematic withdrawals on the following basis: (1) as a specified dollar amount, or (2) as a specified whole percent of Subaccount Value.

     Participation in the systematic withdrawal plan terminates on the earliest of the following events: (1) the Subaccount Value from which withdrawals are being made becomes zero, (2) a termination date specified by the Owner is reached, or (3) the Owner requests that his or her participation in the plan cease. Systematic withdrawals being made in order to meet the required minimum distribution under the Code or to make substantially equal payments as required under the Code will continue even though a surrender charge is deducted.

     TAX CONSEQUENCES OF WITHDRAWALS. Consult your tax adviser regarding the tax consequences associated with making withdrawals. A withdrawal made before the taxpayer reaches Age 59 1/2, including systematic withdrawals, may result in imposition of a penalty tax of 10% of the taxable portion withdrawn. See "TAXES" for more details.

SURRENDERS

     An Owner may surrender the Contract for its Surrender Value at any time prior to the Annuity Date. A Contract's Surrender Value fluctuates daily as a function of the investment experience of the Subaccounts in which an Owner is invested. VFL does not guarantee any minimum Surrender Value for amounts invested in the Subaccounts.


     An Owner may elect to have the Surrender Value paid in a single sum or under an Annuity Payment Option. The Surrender Value will be determined as of the date VFL receives the Written Notice for surrender and the Contract at the Phoenix CNA Variable Unit.


     Consult your tax adviser regarding the tax consequences of a Surrender. A Surrender made before age 59 1/2 may result in the imposition of a penalty tax of 10% of the taxable portion of the Surrender Value. See "TAXES" for more details.

DEATH OF OWNER OR ANNUITANT

     DEATH BENEFITS ON OR AFTER THE ANNUITY DATE. If an Owner dies on or after the Annuity Date, any surviving joint Owner becomes the sole Owner. If there is no surviving Owner, any successor Owner becomes the new Owner. If there is no surviving or successor Owner, the Payee becomes the new Owner. If an Annuitant or an Owner dies on or after the Annuity Date, the remaining undistributed portion, if any, of the Contract Value will be distributed at least as rapidly as under the method of distribution being used as of the date of such death. Under some Annuity Payment Options, there will be no death benefit.

     DEATH BENEFITS WHEN THE OWNER DIES BEFORE THE ANNUITY DATE. If any Owner dies prior to the Annuity Date, any surviving joint Owner becomes the new sole Owner. If there is no surviving joint Owner, any successor Owner becomes the new Owner and if there is no successor Owner the Annuitant becomes the new Owner unless the deceased Owner was also the Annuitant. If the sole deceased Owner was also the Annuitant, then the provisions relating to the death of the Annuitant (described below) will govern unless the deceased Owner was one of two joint Annuitants, in which event the surviving Annuitant becomes the new Owner.

     The following options are available to new Owners:

          (1) to receive the Adjusted Contract Value in a single lump sum within five years of the deceased Owner's death; or

          (2) elect to receive the Adjusted Contract Value paid out under an Annuity Payment Option provided that: (a) Annuity Payments begin within one year of the deceased Owner's death, and (b) Annuity Payments are made in substantially equal installments over the life of the new Owner or over a period not greater than the life expectancy of the new Owner; or

          (3) if the new Owner is the spouse of the deceased Owner, he or she may by Written Notice within one year of the Owner's death, elect to continue the Contract as the new Owner. If the spouse so elects, all of his or her rights as a Beneficiary cease and if the deceased Owner was also the sole Annuitant and appointed no Contingent Annuitant, he or she will become the Annuitant. The spouse will be deemed to have made the election to continue the Contract if he or she makes no election before the expiration of the one year period or if he or she makes any purchase payments under the Contract.

     With regard to new Owners who are not the spouse of the deceased Owner: (a) 1 and 2 apply even if the Annuitant or Contingent Annuitant is alive at the time of the deceased Owner's death, (b) if the new Owner is not a natural person, only option 1 is available, (c) if no election is made within one year of the deceased Owner's death, option 1 is deemed to have been elected.

     Adjusted Contract Value is computed as of the date that VFL receives Due Proof of Death of the Owner. Payments under this provision are in full settlement of all of VFL's liability under the Contract.

     DEATH BENEFITS WHEN THE ANNUITANT DIES BEFORE THE ANNUITY DATE. If the Annuitant dies before the Annuity Date while the Owner is still living, any Contingent Annuitant will become the Annuitant. If the Annuitant dies before the Annuity Date and no Contingent Annuitant has been named, VFL will pay the death benefit described below to the Beneficiary. If there is no surviving Beneficiary, VFL will pay the death benefit to any Contingent Beneficiary. If there is no surviving Contingent Beneficiary, VFL will immediately pay the death benefit to the Owner's estate in a lump sum.

     If the Annuitant who is also an Owner dies or if the Annuitant dies and the Owner is not a natural person, a Beneficiary (or a Contingent Beneficiary):

          (1) will receive the death benefit in a single lump sum within 5 years of the deceased Annuitant's death; or

          (2) may elect to receive the death benefit paid out under an Annuity Payment Option provided that: (a) Annuity Payments begin within 1 year of the deceased Annuitant's death, and (b) Annuity Payments are made in substantially equal installments over the life of the Beneficiary or over a period not greater than the life expectancy of the Beneficiary; or

          (3) if the Beneficiary is the spouse of the deceased Annuitant, he or she may by Written Notice within one year of the Annuitant's death, elect to continue the Contract as the new Owner. If the spouse so elects, all his or her rights as a Beneficiary cease and if the deceased Annuitant was also the sole Annuitant and appointed no Contingent Annuitant, he or she will become the Annuitant. The spouse will be deemed to have made the election to continue the Contract if he or she makes no election before the expiration of the one year period or if he or she makes any purchase payments under the Contract.

     THE DEATH BENEFIT. The death benefit is an amount equal to the greatest of:

          (1) aggregate purchase payments made less any withdrawals as of the date that VFL receives Due Proof of Death of the Annuitant; or

          (2) the Contract Value as of the date that VFL receives Due Proof of Death of the Annuitant; or

          (3)  the minimum death benefit described below;

     less any applicable purchase payment tax charge on the date that the death benefit is paid.

     The minimum death benefit is the death benefit floor amount as of the date of the Annuitant's death (a) adjusted, for each withdrawal made since the most recent reset of the death benefit floor amount, multiplying that amount by the product of all ratios of the Contract Value immediately after a withdrawal to the Contract Value immediately before such withdrawal (b) plus any purchase payments made since the most recent reset of the death benefit floor amount.

     The death benefit floor amount is the largest Contract Value attained on any prior Contract Anniversary prior to the Annuitant's Age 81. Therefore, the death benefit floor amount is reset when, on a Contract Anniversary, Contract Value exceeds the current death benefit floor amount.

     Examples of the computation of the death benefit are shown in Appendix B.

PAYMENTS BY VFL

     VFL generally makes payments of withdrawals, surrenders, death benefits, or any Annuity Payments within seven days of receipt of all applicable Written Notices and/or Due Proofs of Death. However, VFL may postpone such payments for any of the following reasons:

          (1) when the New York Stock Exchange ("NYSE") is closed for trading other than customary holiday or weekend closing, or trading on the NYSE is restricted, as determined by the SEC; or

          (2) when the SEC by order permits a postponement for the protection of Owners; or

          (3) when the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of their value not reasonably practicable.

     If a recent check or draft has been submitted, VFL has the right to defer payment of surrenders, withdrawals, death benefits or Annuity Payments until the check or draft has been honored.


     VFL may defer payment of any withdrawal, surrender or transfer of the Interest Adjustment Account up to six months after it receives an Owner's Written Notice at the Phoenix CNA Variable Unit. VFL pays interest on the amount of any payment that is deferred. The interest will accrue from the date that payment becomes payable to the date of payment, but not for more than one year, at an annual rate of 3%, or the rate and time required by law.

     If mandated under applicable law, we may be required to reject a purchase payment and/or block a Contract owner's account, and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We may be required to provide additional information about you or your account to governmental regulators.


TELEPHONE TRANSACTION PRIVILEGES


     An Owner may make transfers or change allocation instructions by telephoning the Phoenix CNA Variable Unit or by other mutually agreed upon communication medium. An Owner may authorize his agent or representative to make such transfer by completing a form provided by VFL. An authorization form received by the Phoenix CNA Variable Unit is valid until it is rescinded or revoked by Written Notice or until a subsequently dated form signed by the Owner is received at the Phoenix CNA Variable Unit. Owners will receive a written confirmation of all transfers and allocation changes made pursuant to telephone instructions or instructions made by other mutually agreed upon communication medium.

     The Phoenix CNA Variable Unit requires a form of personal identification prior to acting on instructions received by telephone or other mutually agreed upon communication medium and also may tape record instructions received by phone. If the Phoenix CNA Variable Unit, on behalf of VFL, follows these procedures, neither are liable for any losses due to unauthorized or fraudulent transactions. VFL reserves the right to suspend telephone transaction privileges at any time for any reason.


SUPPLEMENTAL RIDERS


     The following rider may have been added to your Contract.


     INTEREST ADJUSTMENT ACCOUNT FOR SYSTEMATIC TRANSFERS RIDER. This rider allows you to systematically transfer specified dollar amounts of your initial purchase payment (on a monthly or quarterly basis) from a guarantee period of the Interest Adjustment Account. You may allocate all or part of the initial purchase payment to a special guarantee period. This special guarantee period is not available for subsequent purchase payments or Contract Value. There is no cost associated with this rider.

                      CONTRACT CHARGES AND FEES

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

     GENERAL. No sales charge is deducted from purchase payments at the time that such payments are made. However, within certain time limits described below, a surrender charge is deducted upon any withdrawal, surrender or annuitization. A surrender charge is assessed on Cash Value applied to an Annuity Payment Option during the first five Contract Years. The surrender charge is waived if annuitization occurs during Contract Years 2 to 5 and you select annuitization Option 4, 5, or 6. No surrender charge is assessed on Contract Value applied to an Annuity Payment Option after the fifth Contract Year. If on the Annuity Date, however, the Payee elects (or the Owner previously elected) to receive a lump sum, this sum will equal the Surrender Value on such date.

     In the event that surrender charges are not sufficient to cover sales expenses, such expenses will be borne by VFL. Conversely, if the revenue from such charges exceeds such expenses, the excess of revenues from such charges over expenses will be retained by VFL. VFL does not currently believe that the surrender charges deducted will cover the expected costs of distributing the Contracts. Any shortfall will be made up from VFL's general assets, which may include amounts derived from the mortality and expense risk charge.

     CHARGE FOR SURRENDER OR WITHDRAWALS. The surrender charge is equal to the percentage of each purchase payment surrendered or withdrawn (or applied to an Annuity Payment Option during the first five Contract Years) as shown in the table below. The surrender charge is separately calculated and applied to each purchase payment at the time that the purchase payment is surrendered or withdrawn. No surrender charge applies to the Contract Value in excess of aggregate purchase payments (less prior withdrawals of the payments). The surrender charge is calculated using the assumption that surrendered Contract Value in excess of aggregate purchase payments (less prior withdrawals of purchase payments) is surrendered or withdrawn before any purchase payments and that purchase payments are withdrawn on a first-in-first-out basis. Notwithstanding the foregoing, in each Contract Year after the first Contract Year (or the first Contract Year if systematic withdrawals are in effect), you may withdraw an amount equal to the Free Partial Withdrawal percentage times the Free Partial Withdrawal Basis, without incurring surrender charges.

---------------------------------------------------
     NUMBER OF FULL YEARS        SURRENDER CHARGE
   ELAPSED BETWEEN DATE OF      AS A PERCENTAGE OF
 RECEIPT OF PURCHASE PAYMENT     PURCHASE PAYMENT
    AND DATE OF SURRENDER         WITHDRAWN OR
        OF WITHDRAWAL              SURRENDERED
---------------------------------------------------
            1                          7%
            2                          7%
            3                          6%
            4                          5%
            5                          4%
            6+                         0%
---------------------------------------------------

     WITHDRAWALS. With regard to all withdrawals, VFL withdraws the amount requested from the Contract Value as of the day that it receives the Written Notice regarding the withdrawal and sends the Owner that amount. VFL then deducts any surrender charge and any applicable purchase payment tax charge from the remaining Contract Value. The Written Notice must specify the amount to be withdrawn from each Subaccount or Guarantee Amount. If the Written Notice does not specify this information, or any Subaccount Value or Guarantee Amount is inadequate to comply with your request, VFL will make the withdrawal based on the proportion that each Subaccount Value and each Guarantee Amount bears to the Contract Value as of the day of the withdrawal.

     AMOUNTS NOT SUBJECT TO A SURRENDER CHARGE. Each Contract Year after the first Contract Year (or the first Contract Year if systematic withdrawals are in effect), an Owner may withdraw an amount equal to 15% of the greater of: (1) aggregate purchase payments (less prior withdrawals of purchase payments) as of the first Valuation Day of that Contract Year, or (2) Contract Value as of the day Written Request for the withdrawal is received, without incurring surrender charge. VFL reserves the right to limit the number of such "free" withdrawals in any Contract Year. Owners may carry over to subsequent Contract Years, any unused "free" withdrawal percentages. For example, if 10% of either aggregate purchase payments (less prior withdrawals of purchase payments) or Contract Value is withdrawn in a Contract Year, then in the next Contract Year, the Owner may withdraw an amount equal to 20% (5% unused from the previous Contract Year plus 15% withdrawal percentage for the current Contract Year) of the greater of:
(1) aggregate purchase payments (less prior withdrawals of purchase payments) as of the first Valuation Day of that Contract Year, or (2) Contract Value as of the day Written Request for the withdrawal is received, without incurring surrender charge. However, the maximum amount of "free" withdrawals in any Contract Year is 30% of the greater of (1) or (2) as defined above.

     WAIVER OF SURRENDER CHARGE. VFL will waive the surrender charge in the event that the Owner: (1) enters an "eligible nursing home," as defined in the Contract, for a period of at least 90 days, (2) is diagnosed as having a "terminal medical condition," as defined in the Contract, or (3) is less than age 65 and sustains a "permanent and total disability," as defined in the Contract. VFL reserves the right to require written proof of terminal medical condition or permanent and total disability satisfactory to it and to require an examination by a licensed physician of its choice. The surrender charge waiver is not available in all states due to applicable insurance laws in effect in various states.

ANNUAL ADMINISTRATION FEE

     An annual administration fee is deducted as of each Contract Anniversary for the prior Contract Year. VFL also deducts this fee for the current Contract Year when determining the Surrender Value prior to the end of a Contract Year and on the Annuity Date. If Contract Value is $50,000 or less at the time of the fee deduction, then the annual administration fee is $30. The fee is zero for Contracts where the Contract Value exceeds $50,000 at the time the fee would be deducted. This fee is to cover a portion of VFL's administrative expenses related to the Contracts. VFL does not expect to make a profit from this fee.

     The annual administration fee is assessed against Subaccount Values and Guarantee Amounts based on the proportion that each bears to the Contract Value. Where the fee is deducted from Subaccount Values, VFL will cancel an appropriate number of Accumulation Units. Where the fee is obtained from a Guarantee
Amount, VFL will reduce the Guarantee Amount by the amount of the fee.

TRANSFER PROCESSING FEE

     Prior to the Annuity Date, VFL permits 12 free transfers per Contract Year among and between the Subaccounts and the guarantee periods. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred. VFL does not expect to make a profit from this fee.

TAXES ON PURCHASE PAYMENTS

     Certain states and municipalities impose a tax on VFL in connection with the receipt of annuity considerations. This tax generally can range from 0% to 3.5% of such considerations and generally varies based on the Annuitant's state of residence. Taxes on annuity considerations are generally incurred by VFL as of the Annuity Date based on the Contract Value on that date, and VFL deducts the charge for taxes on annuity considerations from the Contract Value as of the Annuity Date. Some jurisdictions impose a tax on annuity considerations at the time such considerations are made. In those jurisdictions, VFL's current practice is to pay the tax on annuity considerations and then deduct the charge for these taxes from the Contract Value upon surrender, payment of the death benefit, or upon the Annuity Date. VFL reserves the right to deduct any state and local taxes on annuity considerations from the Contract Value at the time such tax is due.

MORTALITY AND EXPENSE RISK CHARGE

     VFL deducts a daily charge from the assets of the Variable Account to compensate it for mortality and expense risks that it assumes under the Contract. The daily charge is at the rate of 0.003446% (approximately equivalent to an effective annual rate of 1.25%) of the net assets of the Variable Account. Approximately .70% of this annual charge is for the assumption of mortality risk and .55% is for the assumption of expense risk. If the mortality and expense risk charge is insufficient to cover the actual cost of the mortality and expense risks undertaken by VFL, VFL will bear the shortfall. Conversely, if the charge proves more than sufficient, the excess will be profit to VFL and will be available for any proper purpose including, among other things, payment of expenses incurred in selling the Contracts.

     The mortality risk that VFL assumes is the risk that Annuitants, as a group, will live for a longer period of time than VFL estimated when it established the guaranteed Annuity Payment rates in the Contract. Because of these guarantees, each Payee is assured that his or her longevity will not have an adverse effect on the Annuity Payments that he or she receives under Annuity Payment Options based on life contingencies. VFL also assumes a mortality risk because the Contracts guarantee a death benefit if the Annuitant dies before the Annuity Date. The expense risk that VFL assumes is the risk that the administration charge, annual administration fee and the transfer processing fee may be insufficient to cover the actual expenses of administering the Contracts.

ADMINISTRATION CHARGE

     VFL deducts a daily administration charge from the assets of the Variable Account to compensate it for a portion of the expenses it incurs in administering the Contracts. The daily charge is at a rate of 0.000411% (approximately equivalent to an effective annual rate of 0.15%) of the net assets of the Variable Account. VFL does not expect to make a profit from this charge.

FUND EXPENSES


     The value of the assets in each Subaccount is reduced by the management fees and expenses paid by the Funds. Some Funds also deduct 12b-1 fees from Fund assets. These fees and expenses reduce the value of your Fund shares. A description of these fees and expenses is found in the Fund prospectuses.

     Our affiliate, CNA/ISI, the principal underwriter for the Contracts, will receive the 12b-1 fees deducted from Fund assets for providing shareholder support services to the Funds. We and our affiliates, including the principal underwriter for the Contracts, may receive compensation from the investment advisers, administrators, and/or distributors (and an affiliate thereof) of the Funds in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular funds attributable to the Contract and may be significant. Some advisers, administrators, distributors or Funds may pay us (and our affiliates) more than others.


POSSIBLE CHARGE FOR VFL'S TAXES

     VFL currently makes no charge to the Variable Account for any federal, state or local taxes that VFL incurs which may be attributable to the Variable Account or the Contracts. VFL, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Subaccounts or to the Contracts.

                 SELECTING AN ANNUITY PAYMENT OPTION


ANNUITY DATE

     The Owner selects the Annuity Date. For Non-Qualified Contracts, the Annuity Date must be no later than the later of the Contract Anniversary following the Annuitant's Age 85 (Age 99 where permitted under state law). For most Qualified Contracts, the Annuity Date must be no later than April 1 of the calendar year following the later of the calendar year in which (a) the Owner attains age 70 1/2, or (b) retires. Section (b) does not apply to traditional IRAs. There is no required distribution age for Roth IRAs. An Owner may change the Annuity Date by Written Notice, subject to the following limitations:

          (1) Written Notice is received at least 30 days before the current Annuity Date; and

          (2) the requested new Annuity Date must be at least 30 days after VFL receives Written Notice.

ANNUITY PAYMENT DATES

     VFL computes the first Annuity Payment as of the Annuity Date and makes the first Annuity Payment as of the initial Annuity Payment Date selected by the Owner. The initial Annuity Payment Date is the Annuity Date unless the Annuity Date is the 29th, 30th or 31st day of a calendar month, in which event, the Owner must select a different date. All subsequent Annuity Payments are computed and payable as of Annuity Payment Dates. These dates will be the same day of the month as the initial Annuity Payment Date. Monthly Annuity Payments will be computed and payable as of the same day each month as the initial Annuity Payment Date. Quarterly Annuity Payments will be computed and payable as of the same day in the third, sixth, ninth, and twelfth month following the initial Annuity Payment Date and on the same days of such months in each successive Contract Year. Semi-annual Annuity Payment Dates will be computed and payable as of the same day in the sixth and twelfth month following the initial Annuity Payment Date and on the same days of such months in each successive Contract Year. Annual Annuity Payments will be computed and payable as of the same day in each Contract Year as the initial Annuity Payment Date. The frequency of Annuity Payments selected is shown in the Contract. In the event that the Owner does not select a payment frequency, payments will be made monthly.

ELECTION AND CHANGES OF ANNUITY PAYMENT OPTIONS

     On the Annuity Date, the Surrender Value or Adjusted Contract Value is applied under an Annuity Payment Option, unless the Owner elects to receive the Surrender Value in a lump sum. If the Annuity Date falls during the first five Contract Years, Surrender Value is applied under an Annuity Payment Option. However, the surrender charge will be waived if annuitization occurs during Contract Years 2 to 5 and you select annuitization Option 4, 5, or 6. If the Annuity Date falls after the fifth Contract Anniversary, Adjusted Contract Value is applied under an Annuity Payment Option. The Annuity Payment Option specifies the type of annuity to be paid and determines how long the annuity will be paid, the frequency, and the amount of each payment. The Owner may elect or change the Annuity Payment Option by Written Notice at any time prior to the Annuity Date. (See "Annuity Payment Options.") The Owner may elect to apply any portion of the Surrender Value or Adjusted Contract Value to provide either Variable Annuity Payments or Fixed Annuity Payments or a combination of both. If Variable Annuity Payments are selected, the Owner must also select the Subaccounts to which Surrender Value or Adjusted Contract Value will be applied. If no selection has been made by the Annuity Date, Surrender Value or Adjusted Contract Value from any Guaranteed Interest Option Value will be applied to purchase Fixed Annuity Payments and Surrender Value or Adjusted Contract Value from each Subaccount Value will be applied to purchase Variable Annuity Payments from that Subaccount. If no Annuity Payment Option has been selected by the Annuity Date, Surrender Value or Adjusted Contract Value will be applied under Annuity Payment Option 5 (Life Annuity with Period Certain) with a designated period of 10 years. Any death benefit applied to purchase Annuity Payments is allocated among the Subaccounts and/or the Guaranteed Interest Option as instructed by the Beneficiary unless the Owner previously made the foregoing elections.

ANNUITY PAYMENTS

     FIXED ANNUITY PAYMENTS. Fixed Annuity Payments are periodic payments from VFL to the designated Payee, the amount of which is fixed and guaranteed by VFL. The dollar amount of each Fixed Annuity Payment depends on the form and duration of the Annuity Payment Option chosen, the Age of the Annuitant, the sex of the Annuitant (if applicable), the amount of Adjusted Contract Value applied to purchase the Fixed Annuity Payments and, for Annuity Payment Options 3-6, the applicable annuity purchase rates. The annuity purchase rates in the Contract are based on a Guaranteed Interest Rate of not less than 3%. VFL may, in its sole discretion, make Fixed Annuity Payments in an amount based on a higher interest rate. If Fixed Annuity Payments are computed based on an interest rate in excess of the minimum Guaranteed Interest Rate, then, for the period of the higher rate, the dollar amount of such Fixed Annuity Payments will be greater than the dollar amount based on a 3% interest rate. VFL guarantees that any higher rate will be in effect for at least 12 months.

     Except for Annuity Payment Options 1 and 2, the dollar amount of the first Fixed Annuity Payment is determined by dividing the dollar amount of Adjusted Contract Value being applied to purchase Fixed Annuity Payments by $1,000 and multiplying the result by the annuity purchase rate in the Contract for the selected Annuity Payment Option. Subsequent Fixed Annuity Payments are of the same dollar amount unless VFL makes payments based on an interest rate different from that used to compute the first payment.

     VARIABLE ANNUITY PAYMENTS. Variable Annuity Payments are periodic payments from VFL to the designated Payee, the amount of which varies from one Annuity Payment Date to the next as a function of the net investment experience of the Subaccounts selected by the Owner or Payee to support such payments. The dollar amount of the first Variable Annuity Payment is determined in the same manner as that of a Fixed Annuity Payment. Therefore, provided that the interest rate on which Fixed Annuity Payments are based equals the Benchmark Rate of Return on which Variable Annuity Payments are based, for any particular amount of Adjusted Contract Value applied to a particular Annuity Payment Option, the dollar amount of the first Variable Annuity Payment would be the same as the dollar amount of each Fixed Annuity Payment. Variable Annuity Payments after the first Payment are similar to Fixed Annuity Payments except that the amount of each Payment varies to reflect the net investment experience of the Subaccounts selected by the Owner or Payee.

     The dollar amount of the initial Variable Annuity Payment attributable to each Subaccount is determined by dividing the dollar amount of the Adjusted Contract Value to be allocated to that Subaccount on the Annuity Date by $1,000 and multiplying the result by the annuity purchase rate in the Contract for the selected Annuity Payment Option. The dollar value of the total initial Variable Annuity Payment is the sum of the initial Variable Annuity Payments attributable to each Subaccount.

     The number of Annuity Units attributable to a Subaccount is derived by dividing the initial Variable Annuity Payment attributable to that Subaccount by the Annuity Unit Value for that Subaccount for the Valuation Period ending on the Annuity Date or during which the Annuity Date falls if the Valuation Period does not end on such date. The number of Annuity Units attributable to each Subaccount under a Contract remains fixed unless there is an exchange of Annuity Units.

     The dollar amount of each subsequent Variable Annuity Payment attributable to each Subaccount is determined by multiplying the number of Annuity Units of that Subaccount credited under the Contract by the Annuity Unit Value (described below) for that Subaccount for the Valuation Period ending on the Annuity Payment Date, or during which the Annuity Payment Date falls if the Valuation Period does not end on such date.

     The dollar value of each subsequent Variable Annuity Payment is the sum of the subsequent Variable Annuity Payments attributable to each Subaccount.

     The Annuity Unit Value of each Subaccount for any Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

          (a) is the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated;

          (b)  is the Annuity Unit Value for the preceding Valuation Period; and

          (c) is a daily Benchmark Rate of Return factor (for the 3% benchmark rate of return) adjusted for the number of days in the Valuation Period.

     The Benchmark Rate of Return factor is equal to one plus 3%, or 1.03. The annual factor can be translated into a daily factor of 1.00008098.

     If the net investment return of the Subaccount for an Annuity Payment period is equal to the pro-rated portion of the 3% Benchmark Rate of Return, the Variable Annuity Payment attributable to that Subaccount for that period will equal the Payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 3% for a Payment period, the Payment for that period will be greater than the Payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 3%, the Payment for that period will be less than the Payment for the prior period.

     "TRANSFERS" BETWEEN SUBACCOUNTS. By Written Notice at any time after the Annuity Date, the Payee may change the Subaccount(s) from which Annuity Payments are being made by exchanging the dollar value of a designated number of Annuity Units of a particular Subaccount for an equivalent dollar amount of Annuity Units of another Subaccount. On the date of the exchange, the dollar amount of a Variable Annuity Payment generated from the Annuity Units of either Subaccount would be the same. Exchanges of Annuity Units are treated as transfers for the purpose of computing any transfer processing fee.

ANNUITY PAYMENT OPTIONS

     OPTION 1. INTEREST PAYMENTS. VFL holds the Adjusted Contract Value as principal and pays interest to the Payee. The interest rate is 3% per year compounded annually. VFL pays interest every 1 year, 6 months, 3 months or 1 month, as specified at the time this option is selected. At the death of the Payee, the value of the remaining payments are paid in a lump sum to the Payee's estate. Only Fixed Annuity Payments are available under Annuity Payment Option 1.

     OPTION 2. PAYMENTS OF A SPECIFIED AMOUNT. VFL pays the Adjusted Contract Value in equal payments every 1 year, 6 months, 3 months or 1 month. The amount and frequency of the payments is specified at the time this option is selected. After each payment, interest is added to the remaining amount applied under this option that has not yet been paid. The interest rate is 3% per year compounded annually. Payments are made to the Payee until the amount applied under this option, including interest, is exhausted. The total of the payments made each year must be at least 5% of the amount applied under this option. If the Payee dies before the amount applied is exhausted, VFL pays the value of the remaining payments in a lump sum to the Payee's estate. Only Fixed Annuity Payments are available under Annuity Payment Option 2.

     ADDITIONAL INTEREST EARNINGS. VFL may pay interest at rates in excess of the rates guaranteed in Annuity Payment Options 1 and 2.

     OPTION 3. PAYMENTS FOR A SPECIFIED PERIOD. VFL pays the lump sum in equal payments for the number of years specified when the option is selected. Payments are made every 1 year, 6 months, 3 months or 1 month, as specified when the option is selected. If the Payee dies before the expiration of the specified number of years, VFL pays the commuted value of the remaining payments in a lump sum to the Payee's estate.

     OPTION 4. LIFE ANNUITY. VFL makes monthly payments to the Payee for as long as the Annuitant lives. UNDER THIS OPTION, A PAYEE COULD RECEIVE ONLY ONE PAYMENT IF THE ANNUITANT DIES AFTER THE FIRST PAYMENT, TWO PAYMENTS IF THE ANNUITANT DIES AFTER THE SECOND PAYMENT, ETC.

     OPTION 5. LIFE ANNUITY WITH PERIOD CERTAIN. VFL makes monthly payments to the Payee for as long as the Annuitant lives. At the time this option is selected, a period certain of 5, 10, 15, or 20 years must also be selected. If the Annuitant dies before the specified period certain ends, the payments to the Payee will continue until the end of the specified period. The amount of the monthly payments therefore depends on the period certain selected.

     OPTION 6. JOINT LIFE AND SURVIVORSHIP ANNUITY. VFL makes monthly payments to the Payee while both Annuitants are living. After the death of either Annuitant, payments continue to the Payee for as long as the other Annuitant lives. UNDER THIS OPTION, THE PAYEE COULD RECEIVE ONLY ONE PAYMENT IF BOTH ANNUITANTS DIE AFTER THE FIRST PAYMENT, TWO PAYMENTS IF BOTH ANNUITANTS DIE AFTER THE SECOND PAYMENT, ETC.

                   ADDITIONAL CONTRACT INFORMATION

OWNERSHIP

     The Contract belongs to the Owner. An Owner may exercise all of the rights and options described in the Contract.

     Subject to more specific provisions elsewhere herein, an Owner's rights include the right to: (1) select or change a successor Owner, (2) select or change any Beneficiary or Contingent Beneficiary, (3) select or change the Payee prior to the Annuity Date, (4) select or change the Annuity Payment Option, (5) allocate Purchase Payments among and between the Subaccounts and guarantee periods, (6) transfer Contract Value among and between the Subaccounts and guarantee periods, and (7) select or change the Subaccounts on which Variable Annuity Payments are based.

     The rights of Owners of Qualified Contracts may be restricted by the terms of a related employee benefit plan. For example, such plans may require an Owner of a Qualified Contract to obtain the consent of his or her spouse before exercising certain ownership rights or may restrict withdrawals. See "TAXES" for more details.

     Selection of an Annuitant or Payee who is not the Owner may have tax consequences. You should consult a tax advisor as to these consequences.

CHANGING THE OWNER OR BENEFICIARY

     Prior to the Annuity Date and after the Cancellation Period and if the Annuitant is still living, an Owner may transfer ownership of the Contract subject to VFL's published rules at the time of the change.


     At any time before a death benefit is paid, the Owner may name a new Beneficiary by Written Notice to the Phoenix CNA Variable Unit unless an irrevocable Beneficiary has previously been named. When an irrevocable Beneficiary has been designated, the Owner must provide the irrevocable Beneficiary's written consent to VFL before a new Beneficiary is designated.



     These changes take effect as of the day the Written Notice is received at the Phoenix CNA Variable Unit and VFL is not liable for any payments made under the Contract prior to the effectiveness of any change. For possible tax consequences of these changes, see "TAXES."


MISSTATEMENT OF AGE OR SEX

     If the Age or sex of the Annuitant given in the application is misstated, VFL will adjust the benefits it pays under the Contract to the amount that would have been payable at the correct Age or sex. If VFL made any underpayments because of any such misstatement, it shall pay the amount of such underpayment plus interest at an annual effective rate of 3%, immediately to the Payee or Beneficiary in one sum. If VFL makes any overpayments because of a misstatement of Age or sex, it shall deduct from current or future payments due under the Contract, the amount of such overpayment plus interest at an annual effective rate of 3%.

CHANGE OF CONTRACT TERMS

     Upon notice to the Owner, VFL may modify the Contract to:

          (1) conform the Contract or the operations of VFL or of the Variable Account to the requirements of any law (or regulation issued by a government agency) to which the Contract, VFL or the Variable Account is subject;

          (2) assure continued qualification of the Contract as an annuity contract or a Qualified Contract under the Code;

          (3) reflect a change (as permitted in the Contract) in the operation of the Variable Account; or

          (4)  provide additional Subaccounts and/or guarantee periods.

     In the event of any such modification, VFL will make appropriate endorsements to the Contract.

     Only one of VFL's officers may modify the Contract or waive any of VFL's rights or requirements under the Contract. Any modification or waiver must be in writing. No agent may bind VFL by making any promise not contained in the Contract.

REPORTS TO OWNERS

     Prior to the Annuity Date, VFL will send each Owner a report at least annually, or more often as required by law, indicating: the number of Accumulation or Annuity Units credited to the Contract and the dollar value of such units; the Contract Value, Adjusted Contract Value and Surrender Value; any purchase payments, withdrawals, or surrenders made, death benefits paid and charges deducted since the last report; the current interest rate applicable to each Guarantee Amount; and any other information required by law.

     The reports, which will be mailed to Owners at their last known address, will include any information that may be required by the SEC or the insurance supervisory official of the jurisdiction in which the Contract is delivered. VFL will also send any other reports, notices or documents required by law to be furnished to Owners.

MISCELLANEOUS

     NON-PARTICIPATING. The Contract does not participate in the surplus or profits of VFL and VFL does not pay dividends on the Contract.

     PROTECTION OF PROCEEDS. To the extent permitted by law, no benefits payable under the Contract to a Beneficiary or Payee are subject to the claims of an Owner's or a Beneficiary's creditors.

     DISCHARGE OF LIABILITY. Any payments made by VFL under any Annuity Payment Option or in connection with the payment of any withdrawal, surrender or death benefit, shall discharge VFL's liability to the extent of each such payment.

     PROOF OF AGE AND SURVIVAL. VFL reserves the right to require proof of the Annuitant's Age prior to the Annuity Date. In addition, for life contingent Annuity Options, VFL reserves the right to require proof of the Annuitant's survival before any Annuity Payment Date.

     CONTRACT APPLICATION. VFL issues the Contract in consideration of the Owner's application and payment of the initial purchase payment. The entire Contract is made up of the Contract, any attached endorsements or riders, and the application. In the absence of fraud, VFL considers statements made in the application to be representations and not warranties. VFL will not use any statement in defense of a claim or to void the Contract unless it is contained in the application. VFL will not contest the Contract.

                       YIELDS AND TOTAL RETURNS

     From time to time, VFL may advertise or include in sales literature certain performance related information for the Subaccounts, including yields and average annual total returns. Certain Funds have been in existence prior to the commencement of the offering of the Contracts. VFL may advertise or include in sales literature the performance of the Subaccounts that invest in these Funds for these prior periods. The performance information of any period prior to the commencement of the offering of the Contracts is calculated as if the Contract had been offered during those periods, using current charges and expenses.

     Performance information discussed herein is based on historic results and does not indicate or project future performance. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

     Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding Funds. The performance of a Fund in part reflects its expenses. See the prospectuses for the Funds for Fund expense information.

     The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The yield of a Subaccount other than the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

     The total return of a Subaccount refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time including, but not limited to, a period measured from the date the Subaccount commenced operations. Average annual total return refers to total return quotations that are annualized based on an average return over various periods of time.

     The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average annual percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if an Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes). When a Subaccount, other than the Money Market Subaccount, has been in operation for one, five and ten years respectively, the standard version average annual total return for these periods will be provided.

     In addition to the standard version described above, total return performance information computed on two different non-standard bases may be used in advertisements or sales literature. Average annual total return information may be presented, computed on the same basis as described above, except deductions will not include the surrender charge. In addition, VFL may from time to time disclose cumulative total return for Contracts funded by Subaccounts.

     From time to time, yields, standard average annual total returns, and non-standard total returns for the Funds may be disclosed, including such disclosures for periods prior to the date the Variable Account commenced operations.

     Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

     In advertising and sales literature, the performance of each Subaccount may be compared with the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to the Subaccount. Lipper Analytical Services, Inc. ("Lipper"), Variable Annuity Research Data Service ("VARDS") and Morningstar, Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

     Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, VARDS and Morningstar each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

     Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

     VFL may also report other information including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs or charts.

                                      TAXES

     NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. WE HAVE INCLUDED A MORE COMPREHENSIVE DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

     Annuity contracts are a means of setting aside money for future needs -- usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

     Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you are taxed depending on how you take the money out and the type of contract -- qualified or non-qualified (see following sections).

     Under non-qualified contracts, you, as the owner, are not taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal or as annuity payments. When you make a withdrawal, you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and is not taxed. The remaining portion of the annuity payment is treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income. Interest-only payments made under annuity option 1 -- are also fully includible in income.

     When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS

     If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

     If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 Plans.

     A variable annuity contract will not provide any additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

WITHDRAWALS -- NON-QUALIFIED CONTRACTS

     If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

     The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

          (1)  paid on or after the taxpayer reaches age 59 1/2;

          (2)  paid after you die;

          (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

          (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

          (5)  paid under an immediate annuity; or

          (6)  which come from purchase payments made prior to August 14, 1982.

     The contract provides that in some cases if the annuitant dies prior to the annuity date, the death benefit will be paid to the Beneficiary. Payments made upon the death of the annuitant who is not the contract owner do not qualify for the death of contract owner exceptions in (2) above and will be subject to the 10% penalty, unless the beneficiary is at least age 59 1/2 or one of the other exceptions to the penalty applies.

WITHDRAWALS -- QUALIFIED CONTRACTS

     If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of the pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

     The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

          (1)  paid on or after you reach age 59 1/2;

          (2)  paid after you die;

          (3) paid if you become totally disabled (as that term is defined in the Code);

          (4) paid to you after leaving your employment in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

          (5) paid to you after you have attained age 55 and left your employment;

          (6) paid for certain allowable medical expenses (as defined in the Code);

          (7)  paid pursuant to a qualified domestic relations order;

          (8)  paid on account of an IRS levy upon the qualified contract;

          (9)  paid from an IRA for medical insurance (as defined in the Code);

          (10) paid from an IRA for qualified higher education expenses; or

          (11) up to $10,000 for qualified first time home buyer expenses (as defined in the Code).

     The exceptions in (5) and (7) above do not apply to IRAs. The exception in
(4) above applies to IRAs but without the requirement of leaving employment.

     The 10% penalty also applies to a distribution from a Code Section 457 governmental plan if the distribution is attributable to an amount transferred to the Code Section 457 plan from an IRA, 403(b), pension or profit sharing plan unless one of the exceptions above applies.

     We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS -- TAX-SHELTERED ANNUITIES

     The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement by owners from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

          (1)  reaches age 59 1/2;

          (2)  has a severance from employment;

          (3)  dies;

          (4)  becomes disabled (as that term is defined in the Code); or

          (5)  in the case of hardship.

     However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

     DEATH BENEFITS. Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

     Certain death benefits when used with a Qualified Contract, may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits in your contract are considered to exceed such limits, the provision of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit equal to the greater of purchase payments or account value. The contract provides death benefits which may exceed the greater of purchase payments or account (contract) value. The IRS is currently examining whether these death benefits are appropriate for use with IRAs (including Roth IRAs). If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs), which may result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

DIVERSIFICATION AND OWNER CONTROL

     The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the investment options are managed so as to comply with the requirements.

     Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, are considered the owner of the shares of the investment options. If you are considered owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select investment options, to make transfers among the investment options or the number and type of investment options owners may select from without being considered owner of the shares. If any guidance is provided which is considered a new position, then the guidance is generally applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment options.

     Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

                               OTHER INFORMATION

DISTRIBUTION OF THE CONTRACTS


     CNA Investor Services, Inc. ("CNA/ISI"), which is located at 3080 South Bristol Costa Mesa, CA 92626, is principal underwriter and distributor of the Contracts. CNA/ISI is an affiliate of VFL, is registered with the SEC as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. VFL pays CNA/ISI for acting as principal underwriter under a distribution agreement. The Contracts are no longer offered for sale. However, VFL continues to accept new purchase payments on, process transfers for, and provide administration for existing Contracts.


     Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell VFL's insurance contracts and who are also registered representatives of a broker-dealer having a selling agreement with CNA/ISI. Such broker-dealers will generally receive commissions based on a percent of purchase payments made (up to a maximum of 8%). The writing agent will receive a percentage of these commissions from the respective broker-dealer, depending on the practice of that broker-dealer. Owners do not pay these commissions.

VOTING PRIVILEGES

     In accordance with current interpretations of applicable law, VFL votes Fund shares held in the Variable Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or VFL otherwise determines that it is allowed to vote the shares in its own right, it may elect to do so.

     The number of votes that an Owner or Annuitant has the right to instruct are calculated separately for each Subaccount, and may include fractional votes. Prior to the Annuity Date, the Owner holds a voting interest in each Subaccount to which Variable Contract Value is allocated. After the Annuity Date, the Payee has a voting interest in each Subaccount from which Variable Annuity Payments are made.

     For each Owner, the number of votes attributable to a Subaccount will be determined by dividing the Owner's Subaccount Value by the Net Asset Value Per Share of the Fund in which that Subaccount invests. For each Payee, the number of votes attributable to a Subaccount is determined by dividing the liability for future Variable Annuity Payments to be paid from that Subaccount by the Net Asset Value Per Share of the Fund in which that Subaccount invests. This liability for future payments is calculated on the basis of the mortality assumptions, the selected Benchmark Rate of Return and the Annuity Unit Value of that Subaccount on the date that the number of votes is determined. As Variable Annuity Payments are made to the Payee, the liability for future payments decreases as does the number of votes.

     The number of votes available to an Owner or Payee are determined as of the date coinciding with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of the Fund's shareholders. Voting instructions are solicited by written communication prior to such meeting in accordance with procedures established for the Fund. Each Owner or Payee having a voting interest in a Subaccount will receive proxy materials and reports relating to any meeting of shareholders of the Funds in which that Subaccount invests.

     Fund shares as to which no timely instructions are received and shares held by VFL in a Subaccount as to which no Owner or Payee has a beneficial interest are voted in proportion to the voting instructions that are received with respect to all Contracts participating in that Subaccount. Voting instructions to abstain on any item to be voted upon are applied to reduce the total number of votes eligible to be cast on a matter. Under the 1940 Act, certain actions affecting the Variable Account may require Contract Owner approval. In that case, an Owner will be entitled to vote in proportion to his Variable Contract Value.

LEGAL PROCEEDINGS

     There are no legal proceedings to which the Separate Accounts are a party or to which the assets of the Variable Account are subject. VFL, as an insurance company, is ordinarily involved in litigation including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, VFL believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on its ability to meet its obligations under the Contract or to the Variable Account nor does VFL expect to incur significant losses from such actions.

COMPANY HOLIDAYS

     VFL is closed on the following days: New Years Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                                    GLOSSARY

     ACCUMULATION UNIT: A unit of measure we use to calculate Variable Contract Value.

     ADJUSTED CONTRACT VALUE: The Contract Value less Premium Tax charges not previously deducted, less the annual administration fee.

     AGE: The age of any person on the birthday nearest the date for which we determine Age.

     ANNUITANT: The person or persons whose life (or lives) determines the Annuity Payments payable under the Contract and whose death determines the death benefit. With regard to joint and survivorship Annuity Payment Options, the maximum number of joint Annuitants is two and provisions referring to the death of an Annuitant mean the death of the last surviving Annuitant. Provisions relating to an action by the Annuitant mean, in the case of joint Annuitants, both Annuitants acting jointly.

     ANNUITY DATE: The date on which we apply Surrender Value or Adjusted Contract Value to purchase Annuity Units or a fixed annuity.

     ANNUITY PAYMENT: One of several periodic payments we make to the Payee under an Annuity Payment Option.

     ANNUITY PAYMENT DATE: The date each month, quarter, semi-annual period, or year as of which VFL computes Annuity Payments. The Annuity Payment Date(s) is shown on the Contract.

     ANNUITY PAYMENT OPTION: The form of Annuity Payments selected by the Owner under the Contract. The Annuity Payment Option is shown on the Contract.


     ANNUITY UNIT: A unit of measure we use to calculate Variable Annuity Payments.


     BENCHMARK RATE OF RETURN: An annual rate of return shown on the Contract that we use to determine the degree of fluctuation in the amount of Variable Annuity Payments in response to fluctuations in the net investment return of selected Subaccounts. We assume (among other things) that the assets in the Variable Account supporting the Contract will have a net annual investment return over the anticipated Annuity Payment period equal to that rate of return.

     BENEFICIARY: The person(s) to whom we will pay the death benefit if Annuitant dies prior to the Annuity Date.

     CANCELLATION PERIOD: The period described on the cover page of the Contract during which the Owner may return the Contract for a refund.

     THE CODE: The Internal Revenue Code of 1986, as amended.

     CONTINGENT ANNUITANT: The person that the Owner designates in the application who becomes the Annuitant in the event that the Annuitant dies before the Annuity Date while the Owner is still alive.

     CONTINGENT BENEFICIARY: The person(s) to whom we will pay the death benefit if the Beneficiary (or Beneficiaries) is not living.

     CONTRACT ANNIVERSARY: The same date in each Contract Year as the Contract Effective Date.

     CONTRACT EFFECTIVE DATE: The date on which VFL issues the Contract and upon which the Contract becomes effective. The Contract Effective Date is shown on the Contract and is used to determine Contract Years and Contract Anniversaries.

     CONTRACT YEAR: A twelve-month period beginning on the Contract Effective Date or on a Contract Anniversary.

     CONTRACT VALUE: The total amount invested under the Contract. It is the sum of Variable Contract Value and the Interest Adjustment Account value.

     DUE PROOF OF DEATH: Proof of death satisfactory to VFL. Due Proof of Death may consist of the following if acceptable to VFL:

          (a)  a certified copy of the death record;

          (b)  a certified copy of a court decree reciting a finding of death;
               or

          (c)  any other proof satisfactory to VFL.

     FIXED ANNUITY PAYMENT: An Annuity Payment that the General Account supports and which does not vary in amount as a function of the investment return of the Variable Account from one Annuity Payment Date to the next.

     FUND: Any open-end management investment company or investment portfolio thereof or unit investment trust or series thereof, in which a Subaccount invests.

     GENERAL ACCOUNT: VFL's assets, other than those allocated to the Variable Account or any other separate account of VFL.

     GUARANTEE AMOUNT: Before the Annuity Date the amount equal to that part of any Net Purchase Payment that you allocate to, or any amount you transfer to the Interest Adjustment Account for a designated guarantee period with a particular expiration date plus any interest thereon and less the amount of any withdrawals (including any applicable surrender charges and any applicable premium payment tax charge) or transfers therefrom.

     INTEREST ADJUSTMENT ACCOUNT: An investment option under the contract where VFL guarantees a certain minimum interest rate.

     NET ASSET VALUE PER SHARE: The value per share of any Fund on any Valuation Day. The method of computing the Net Asset Value Per Share is described in the prospectus for the Funds.

     NET PURCHASE PAYMENT: A purchase payment less any premium payment tax charge deducted from the purchase payment.

     NON-QUALIFIED CONTRACT: A Contract that is not a "qualified contract."

     OWNER: The person or persons who owns (or own) the Contract and who is
(are) entitled to exercise all rights and privileges provided in the Contract. The maximum number of joint Owners is two. Provisions relating to action by the Owner mean, in the case of joint

Owners, both Owners acting jointly. In the context of a Contract issued on a group basis, Owners refers to holders of certificates under a group Contract.

     PAYEE: The person entitled to receive Annuity Payments under the Contract. The Annuitant is the Payee unless the Owner designates a different person as Payee.

     PHOENIX CNA VARIABLE UNIT: Contact PHL Variable Insurance Company at the Phoenix CNA Variable Unit for all matters concerning your contract. The Phoenix CNA Variable Unit will be open on any day the New York Stock Exchange is open for trading. Please direct any correspondence or inquiries about your contract to the following:

By telephone:  800.827.2621

By facsimile:  860.513.6285

By mail:       To submit a payment:         For all other correspondence and
                                            notices:

               Phoenix CNA Variable Unit    Phoenix Variable Unit
               PO Box 627                   PO Box 87
               Hartford, CT 06142-0627      Hartford, CT 06142-0087


     PREMIUM TAX: A charge specified in the Contract that is deducted either from purchase payments or from Contract Value prior to surrender, annuitization or the death of the Owner or Annuitant.

     QUALIFIED CONTRACT: A Contract that is issued in connection with a retirement plan that qualifies for special federal income tax treatment under Sections 401, 403(b), 408, 408A or 457 of the Code.

     SEC: The U.S. Securities and Exchange Commission.

     SUBACCOUNT: A subdivision of the Variable Account, the assets of which are invested in a corresponding Fund.

     SUBACCOUNT VALUE: The amount equal to that part of any Net Purchase Payment allocated to the Subaccount and any amount transferred to that Subaccount, adjusted by interest income, dividends, net capital gains or losses (actually realized or not yet realized) and decreased by withdrawals (including any applicable surrender charges and any applicable premium payment tax charge) and any amounts transferred out of that Subaccount.

     SUCCESSOR OWNER: Any Owner named in the application to follow the original Owner should the original Owner die, provided the original Owner is not also the Annuitant.

     SURRENDER VALUE: The Adjusted Contract Value less any applicable surrender charges.

     VALUATION DAY: For each Subaccount, each day on which the New York Stock Exchange is open for business except for certain holidays listed in the prospectus and days that a Subaccount's corresponding Fund does not value its shares.

     VALUATION PERIOD: The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

     VARIABLE ACCOUNT: Valley Forge Life Insurance Company Variable Annuity Separate Account.

     VARIABLE CONTRACT VALUE: The sum of all Subaccount Values.

     VARIABLE ANNUITY PAYMENT: An Annuity Payment that may vary in amount from one Annuity Payment Date to the next as a function of the investment experience of one or more Subaccounts selected by the Owner to support such payments.


     VFL: Valley Forge Life Insurance Company.


     WRITTEN NOTICE: A notice or request submitted in writing in a form satisfactory to VFL that the Owner signs and VFL receives at the Phoenix CNA Variable Unit.

                      (This page intentionally left blank)

                                   APPENDIX A

                        CONDENSED FINANCIAL INFORMATION


     The Variable Account commenced operations in 1996. Following are the number of Accumulation Units outstanding and their values at inception, at December 31, 1997, December 31, 1998, December 31, 1999, December 31, 2000, December 31, 2001 and December 31, 2002. This information should be read in conjunction with the financial statements, including related notes, for the Variable Annuity Separate Account (as well as the independent auditors' report thereon) which are included in the Statement of Additional Information ("SAI"). The SAI, having the same date as this prospectus and providing additional information about the Contract and the Variable Account, has been filed with the SEC and is incorporated herein by reference.


     The audited financial statements of VFL (as well as the independent auditors' report thereon) appear in the SAI.


----------------------------------------------------------------------------------------------------------------------------------
                            FEDERATED        FEDERATED       FEDERATED HIGH     FIDELITY VIP      FIDELITY VIP     FIDELITY VIP
                           PRIME MONEY     CAPITAL INCOME     INCOME BOND      EQUITY-INCOME      ASSET MANAGER      INDEX 500
                             FUND II           FUND II          FUND II           PORTFOLIO         PORTFOLIO        PORTFOLIO
                        (INCEPTION DATE:  (INCEPTION DATE:  (INCEPTION DATE:  (INCEPTION DATE:  (INCEPTION DATE:  (INCEPTION DATE:
                            11/04/96)         11/04/96)         11/04/96)         11/04/96)         11/04/96)        11/04/96)
----------------------------------------------------------------------------------------------------------------------------------
Unit value at
   Inception              $     10.00       $     10.00       $     10.00       $     10.00       $     10.00       $     10.00

Unit value at
   December 31, 1997      $     10.40       $     13.08       $     11.57       $     13.22       $     12.28       $     13.73

Units outstanding at
   December 31, 1997           82,793             3,875            16,463            37,517            21,772            40,997

Unit value at
   December 31, 1998      $     10.76       $     14.69       $     11.72       $     14.55       $     13.94       $     17.37

Units outstanding at
   December 31, 1998          516,933           115,294           270,202           293,091           161,982           615,428

Unit value at
   December 31, 1999      $     11.04       $     14.73       $     11.82       $     15.26       $     15.26       $     20.64

Units outstanding at
   December 31, 1999        2,687,348           220,492           410,933           521,729           385,777         1,175,178

Unit value at
   December 31, 2000      $     11.33       $     13.23       $     10.61       $     16.31       $     14.46       $     18.46

Units outstanding at
   December 31, 2000        3,031,956           431,509           592,795           831,703           613,325         2,593,193

Unit value at
   December 31, 2001      $     11.46       $     11.25       $     10.60       $     15.28       $     13.67       $     16.00

Units outstanding at
   December 31, 2001        3,446,662           561,600           926,794         1,437,894           710,719         3,382,730

Unit value at
   December 31, 2002      $     11.45       $      8.44       $     10.60       $     12.52       $     12.31       $     12.26

Units outstanding at
   December 31, 2002        2,694,387           410,814         1,118,590         1,318,836           595,943         2,810,678
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                            ALGER AMERICAN                                       ALGER AMERICAN
                          FIDELITY VIP         SMALL         ALGER AMERICAN    ALGER AMERICAN      LEVERAGED           MFS
                           CONTRAFUND      CAPITALIZATION       GROWTH          MIDCAP GROWTH       ALLCAP           EMERGING
                            PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO       GROWTH SERIES
                        (INCEPTION DATE:  (INCEPTION DATE:  (INCEPTION DATE:  (INCEPTION DATE:  (INCEPTION DATE:  (INCEPTION DATE:
                            11/04/96)         11/04/96)         11/04/96)         11/04/96)         5/01/00)          11/04/96)
----------------------------------------------------------------------------------------------------------------------------------
Unit value at
   Inception              $     10.00       $     10.00       $     10.00       $     10.00       $     10.00       $     10.00

Unit value at
   December 31, 1997      $     12.92       $     11.13       $     12.69       $     11.70       $         -       $     12.01

Units outstanding at
   December 31, 1997           25,470            17,586            19.652             3,626                 -            11,794

Unit value at
   December 31, 1998      $     16.56       $     12.68       $     18.52       $     15.04       $         -       $     15.89

Units outstanding at
   December 31, 1998          224,060           126,282           294,001            77,992                 -           184,003

Unit value at
   December 31, 1999      $     20.29       $     17.94       $     24.43       $     19.55       $         -       $     27.69

Units outstanding at
   December 31, 1999          583,030           219,153           782,809           197,628                 -           388,883

Unit value at
   December 31, 2000      $     18.69       $     12.88       $     20.53       $     21.05       $      7.58       $     21.95

Units outstanding at
   December 31, 2000        1,598,505           832,034         1,887,990         1,451,816           282,771         1,255,304

Unit value at
   December 31, 2001      $     16.17       $      8.95       $     17.85       $     19.40       $      6.28       $     14.40

Units outstanding at
   December 31, 2001        1,643,145         1,036,154         2,012,428         1,799,741           701,307         1,596,089

Unit value at
   December 31, 2002      $     14.45       $      6.51       $     11.79       $     13.48       $      4.09       $      9.40

Units outstanding at
   December 31, 2002        1,392,201           861,099         1,650,787         1,361,217           640,701         1,336,743
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      VAN ECK
                               MFS              MFS               MFS           FIRST EAGLE         VAN ECK          WORLDWIDE
                            RESEARCH      INVESTORS TRUST     TOTAL RETURN     SOGEN OVERSEAS    WORLDWIDE HARD       EMERGING
                             SERIES            SERIES            SERIES             FUND          ASSETS FUNDS        MARKETS
                        (INCEPTION DATE:  (INCEPTION DATE:  (INCEPTION DATE:  (INCEPTION DATE:  (INCEPTION DATE:  (INCEPTION DATE:
                            11/04/96)         11/04/96)         11/04/96)         11/04/96)         11/04/96)         11/04/96)
----------------------------------------------------------------------------------------------------------------------------------
Unit value at
   Inception              $     10.00       $     10.00       $     10.00       $     10.00       $     10.00       $     10.00

Unit value at
   December 31, 1997      $     12.26       $     13.34       $     12.33       $      9.61       $     10.07       $      9.04

Units outstanding at
   December 31, 1997           12,758            16,418            21,074            78,345               897             1,868

Unit value at
   December 31, 1998      $     14.91       $     16.09       $     13.66       $      9.88       $      6.85       $      5.87

Units outstanding at
   December 31, 1998          112,553           148,225           138,593           206,322            20.605            68,394

Unit value at
   December 31, 1999      $     18.24       $     16.93       $     13.88       $     13.86       $      8.18       $     11.59

Units outstanding at
   December 31, 1999          225,557           309,088           350,172           239,767            44,474            93,450

Unit value at
   December 31, 2000      $     17.11       $     16.67       $     15.88       $     14.65       $      8.98       $      6.64

Units outstanding at
   December 31, 2000          519,912           606,225           596,742           390,243            67,067           222,581

Unit value at
   December 31, 2001      $     13.29       $     13.81       $     15.70       $     15.52       $      7.93       $      6.43

Units outstanding at
   December 31, 2001          783,669           763,068         1,353,303           551,253            94,430           218,763

Unit value at
   December 31, 2002      $      9.89       $     10.76       $     14.68       $     17.71       $      7.60       $      6.16

Units outstanding at
   December 31, 2002          488,314           629,509         1,314,733           548,361            86,718           187,533
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                           JANUS ASPEN                                                            JANUS ASPEN       JANUS ASPEN
                              SERIES         JANUS ASPEN       JANUS ASPEN      JANUS ASPEN         SERIES            SERIES
                             CAPITAL           SERIES            SERIES           SERIES         INTERNATIONAL       WORLDWIDE
                          APPRECIATION         GROWTH           BALANCED       FLEXIBLE INCOME      GROWTH            GROWTH
                            PORTFOLIO        PORTFOLIO          PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO
                          INSTITUTIONAL    INSTITUTIONAL      INSTITUTIONAL    INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
                        (INCEPTION DATE:  (INCEPTION DATE:  (INCEPTION DATE:  (INCEPTION DATE:  (INCEPTION DATE:  (INCEPTION DATE:
                            8/31/99)           8/31/99)         8/31/99)          8/31/99)           8/31/99)         8/31/99)
----------------------------------------------------------------------------------------------------------------------------------
Unit value at
   Inception              $     10.00       $     10.00       $     10.00       $     10.00       $     10.00       $     10.00

Unit value at
   December 31, 1997      $         -       $         -       $         -       $         -       $         -       $         -

Units outstanding at
   December 31, 1997                -                 -                 -                 -                 -                 -

Unit value at
   December 31, 1998      $         -       $         -       $         -       $         -       $         -       $         -

Units outstanding at
   December 31, 1998                -                 -                 -                 -                 -                 -

Unit value at
   December 31, 1999      $     14.15       $     12.60       $     11.62       $     10.20       $     16.09       $     14.47

Units outstanding at
   December 31, 1999          581,106           227,437           308,160            20,184            45,018           188,908

Unit value at
   December 31, 2000      $     11.41       $     10.61       $     11.19       $     10.69       $     13.34       $     12.03

Units outstanding at
   December 31, 2000        2,656,510         2,186,829         2,027,493           347,153         1,113,759         1,990,812

Unit value at
   December 31, 2001      $      8.81       $      7.88       $     10.52       $     11.36       $     10.09       $      9.20

Units outstanding at
   December 31, 2001        3,286,447         2,621,621         3,102,030         1,083,373         1,332,956         2,349,448

Unit value at
   December 31, 2002      $      7.33       $      5.71       $      9.71       $     12.37       $      7.41       $      6.76

Units outstanding at
   December 31, 2002        2,659,230         1,996,381         2,742,046         1,458,572         1,125,450         1,904,430
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                            ALLIANCE          ALLIANCE
                            PREMIER          GROWTH AND         AMERICAN          AMERICAN          TEMPLETON
                            GROWTH            INCOME           CENTURY VP         CENTURY          DEVELOPING
                           PORTFOLIO         PORTFOLIO      INCOME & GROWTH       VP VALUE           MARKETS
                         INSTITUTIONAL     INSTITUTIONAL          FUND              FUND         SECURITIES FUND
                        (INCEPTION DATE:  (INCEPTION DATE:  (INCEPTION DATE:   (INCEPTION DATE:  (INCEPTION DATE:
                            02/11/00)        02/11/00)          02/11/00)          02/11/00)         02/11/00)
-----------------------------------------------------------------------------------------------------------------
Unit value at
   Inception              $     10.00       $     10.00       $     10.00       $     10.00       $     10.00

Unit value at
   December 31, 1997      $         -       $         -       $         -       $         -       $         -

Units outstanding at
   December 31, 1997                -                 -                 -                 -                 -

Unit value at
   December 31, 1998      $         -       $         -       $         -       $         -       $         -

Units outstanding at
   December 31, 1998                -                 -                 -                 -                 -

Unit value at
   December 31, 1999      $         -       $         -       $         -       $         -       $         -

Units outstanding at
   December 31, 1999                -                 -                 -                 -                 -

Unit value at
   December 31, 2000      $      8.65       $     12.45       $      9.65       $     13.68       $      7.26

Units outstanding at
   December 31, 2000          598,204           472,482           162,100           100,908            24,495

Unit value at
   December 31, 2001      $      7.05       $     12.29       $      8.72       $     15.21       $      6.58

Units outstanding at
   December 31, 2001        1,081,659         1,705,406           417,627           831,810            94,091

Unit value at
   December 31, 2002      $      4.80       $      9.42       $      6.94       $     13.11       $      6.48

Units outstanding at
   December 31, 2002          978,398         1,638,767           420,771           954,398           129,270
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                           TEMPLETON           LAZARD           LAZARD           VAN KAMPEN         VAN KAMPEN
                          GLOBAL ASSET       RETIREMENT       RETIREMENT        INTERNATIONAL        EMERGING
                           ALLOCATION          EQUITY          SMALL CAP           MAGNUM         MARKETS EQUITY
                              FUND           PORTFOLIO         PORTFOLIO          PORTFOLIO         PORTFOLIO
                        (INCEPTION DATE:  (INCEPTION DATE:  (INCEPTION DATE:   (INCEPTION DATE:  (INCEPTION DATE:
                            02/11/00)         02/11/00)         02/11/00)          02/11/00)         02/11/00)
-----------------------------------------------------------------------------------------------------------------
Unit value at
   Inception              $     10.00       $     10.00       $     10.00       $     10.00       $     10.00

Unit value at
   December 31, 1997      $         -       $         -       $         -       $         -       $         -

Units outstanding at
   December 31, 1997                -                 -                 -                 -                 -

Unit value at
   December 31, 1998      $         -       $         -       $         -       $         -       $         -

Units outstanding at
   December 31, 1998                -                 -                 -                 -                 -

Unit value at
   December 31, 1999      $         -       $         -       $         -       $         -       $         -

Units outstanding at
   December 31, 1999                -                 -                 -                 -                 -

Unit value at
   December 31, 2000      $     10.06       $     11.12       $     11.94       $      9.22       $      5.82

Units outstanding at
   December 31, 2000           14,954            79,826            87,258            95,856            36,522

Unit value at
   December 31, 2001      $      8.93       $     10.14       $     13.96       $      7.33       $      5.36

Units outstanding at
   December 31, 2001          139,769           185,954           425,323           138,669            64,112

Unit value at
   December 31, 2002      $      8.42       $      8.38       $     11.33       $      6.02       $      4.82

Units outstanding at
   December 31, 2002          164,434           177,101           448,530           135,141            64,203
-----------------------------------------------------------------------------------------------------------------

                                   APPENDIX B

     Assume that an Owner makes purchase payments on the first day of certain Contract Years as shown in the table below. Assume also that the Owner withdraws $7,500 during the seventh month of Contract Year five and $5,000 at the beginning of Contract Years thirteen and fifteen. Assume that the Annuitant is younger than age 76 for all twenty years. All "beginning of year death benefits" are computed as of the first day of the Contract Year except for the figure for Contract Year 5 which is computed as of the seventh month of that year (i.e., as of the time of the $7,500 withdrawal).

EXPLANATIONS:

     The Death Benefit at the beginning of Contract Years 1 through 4 is determined from the Contract Value at the end of the prior Contract Year plus the purchase payment made at the beginning of the year for which the computation is being made.

     The Death Benefit at the end of month 7 of Contract Year 5 is determined from the prior year's Contract Value plus the purchase payment made at the beginning of that year, minus the $7,500 withdrawn in the seventh month minus a $318.75 surrender charge assessed in connection with the withdrawal.

     The Death Benefit at the beginning of Contract Years 6 through 10 is determined from the Contract Value at the end of the prior Contract Year plus the purchase payment made at the beginning of the Year for which the computation is being made. Since the first day of Contract Year 6 is a minimum death benefit floor computation anniversary, a new death benefit floor amount is set at $8,506.

     The Death Benefit at the beginning of Contract Year 11 is determined solely from the prior Year's Contract Value. Since this is a minimum death benefit floor computation anniversary, a new death benefit floor amount is set at $42,610.

     The Death Benefit at the beginning of Contract Year 12 is determined from the minimum death benefit which is the most recently reset death benefit floor amount of $42,610. This is so because the Contract Value declined and no purchase payments or withdrawals occurred since the prior reset of the death benefit floor amount.

     The Death Benefit at the beginning of Contract Year 13 is determined from the minimum death benefit which is the most recently reset death benefit floor amount of $42,610 adjusted for the $5,000 withdrawal. The $36,762 results from $42,610 being multiplied by $31,432/$36,432.

     The Death Benefit at the beginning of Contract Year 14 is the minimum death benefit which is the most recently reset death benefit floor amount adjusted for the $5,000 withdrawal made since that floor amount was set, or $36,762.

     The Death Benefit at the beginning of Contract Year 15 is the minimum death benefit which is the most recently reset death benefit floor amount of $42,610 adjusted for both $5,000 withdrawals made since that floor amount was set. The $28,372 results from $42,610 being multiplied by $31,432/$36,432, and this result multiplied by $16,908/$21,908.

     The Death Benefit at the beginning of Contract Year 16 is the minimum death benefit which is the most recently reset death benefit floor amount of $42,610 adjusted for both $5,000 withdrawals made since that floor amount was set. The $28,372 results from $42,610 being multiplied by $31,432/$36,432, and this result multiplied by $16,908/$21,908. Even though this is a death benefit floor computation anniversary, the death benefit floor amount is not reset since the Contract Value has not exceeded its previous high of $42,610 occurring in Contract Year 10. No purchase payments or withdrawals were made.

     The Death Benefit at the beginning of Contract Year 17 through 20 is the minimum death benefit which is the most recently reset death benefit floor amount of $42,610 adjusted for both $5,000 withdrawals made since that floor amount was set and adjusted further for the $10,000 purchase payment made on the first day of Contract Year 17.

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 BEGINNING
 BEGINNING                                            ACCUMULATION        END OF YEAR         END OF YEAR          YEAR
OF CONTRACT        PURCHASE                           NET PURCHASE        ACCUMULATION         CONTRACT            DEATH
   YEAR            PAYMENTS        WITHDRAWALS          PAYMENTS           UNIT VALUE            VALUE            BENEFIT
----------------------------------------------------------------------------------------------------------------------------
     1            $  2,000           $     0            $  2,000            10.50000            $  2,100          $  2,000
     2            $  2,000           $     0            $  4,000            11.23500            $  4,387          $  4,100
     3            $  2,500           $     0            $  6,500            12.13380            $  7,438          $  6,887
     4            $  3,000           $     0            $  9,500            13.34718            $ 11,482          $ 10,438
     5            $  4,000           $ 7,500            $  6,000            14.81537            $  8,506          $  7,663
     6            $  5,000           $     0            $ 11,000            16.59321            $ 15,127          $ 13,506
     7            $  5,000           $     0            $ 16,000            18.25254            $ 22,139          $ 20,127
     8            $  5,000           $     0            $ 21,000            19.71274            $ 29,310          $ 27,139
     9            $  5,000           $     0            $ 26,000            20.89550            $ 36,369          $ 34,310
    10            $  5,000           $     0            $ 31,000            21.52237            $ 42,610          $ 41,369
    11            $      0           $     0            $ 31,000            20.44625            $ 40,480          $ 42,610
    12            $      0           $     0            $ 31,000            18.40162            $ 36,432          $ 42,610
    13            $      0           $ 5,000            $ 26,000            15.64138            $ 26,717          $ 36,762
    14            $      0           $     0            $ 26,000            12.82593            $ 21,908          $ 36,762
    15            $      0           $ 5,000            $ 21,000            13.46723            $ 17,753          $ 28,372
    16            $      0           $     0            $ 21,000            14.14059            $ 18,641          $ 28,372
    17            $ 10,000           $     0            $ 31,000            14.14059            $ 28,641          $ 38,372
    18            $      0           $     0            $ 31,000            13.43356            $ 27,209          $ 38,372
    19            $      0           $     0            $ 31,000            13.43356            $ 27,209          $ 38,372
    20            $      0           $     0            $ 31,000            13.97090            $ 28,297          $ 38,372
----------------------------------------------------------------------------------------------------------------------------

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                      VALLEY FORGE LIFE INSURANCE COMPANY

                                      AND

              VALLEY FORGE LIFE INSURANCE COMPANY VARIABLE ANNUITY

                                SEPARATE ACCOUNT


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2003 FOR THE VALLEY FORGE LIFE INSURANCE COMPANY FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT WHICH IS REFERRED TO HEREIN.



THE PROSPECTUS SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE PURCHASING A CONTRACT. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT:



                           Phoenix CNA Variable Unit
                                   PO Box 87
                            Hartford, CT 06142-0627
                            Telephone: 800.827.2621



         THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2003.

                               TABLE OF CONTENTS

                                                                                        PAGE

COMPANY ..............................................................................    3
EXPERTS ..............................................................................    3
LEGAL OPINIONS .......................................................................    3
PERFORMANCE INFORMATION ..............................................................    3
     Money Market Subaccount Yields ..................................................    3
     Other Subaccount Yields .........................................................    4
     Average Annual Total Returns ....................................................    5
     Other Total Returns .............................................................    6
     Effect of the Annual Administration Fee on Performance Data .....................    6
     Performance Information .........................................................    6
FEDERAL TAX STATUS
     General .........................................................................    9
     Diversification .................................................................   10
     Owner Control....................................................................   10
     Multiple Contracts ..............................................................   11
     Partial 1035 Exchanges ..........................................................   11
     Contracts Owned by Other than Natural Persons ...................................   11
     Tax Treatment of Assignments ....................................................   11
     Gifting a Contract ..............................................................   11
     Death Benefits ..................................................................   11
     Income Tax Withholding ..........................................................   11
     Tax Treatment of Withdrawals -- Non-Qualified Contracts .........................   12
     Withdrawals -- Investment Adviser Fees ..........................................   12
     Delayed Annuity Payments.........................................................   12
     Qualified Plans .................................................................   12
     Tax Treatment of Withdrawals -- Qualified Contracts .............................   14
     Tax-Sheltered Annuities -- Withdrawal Limitations ...............................   15
VARIABLE ANNUITY PAYMENTS
     Annuity Unit Value ..............................................................   16
     Illustration of Calculation of Annuity Unit Value ...............................   16
     Illustration of Variable Annuity Payments .......................................   16
VALUATION DAYS .......................................................................   16
OTHER INFORMATION ....................................................................   16
FINANCIAL STATEMENTS .................................................................   16


                                    COMPANY


Valley Forge Life Insurance Company (the "Company"), is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNAF"). As of December 31, 2002, Loews Corporation owned approximately 90% of the outstanding common stock of CNAF.


The Company is principally engaged in the sale of life insurance and annuities. It is licensed in the District of Columbia, Guam, Puerto Rico and all states except New York, where it is only admitted as a reinsurer.

The Company is a Pennsylvania corporation that provides life and health insurance, retirement plans, and related financial services to individuals and groups.

                                    EXPERTS


The financial statements of Valley Forge Life Insurance Company as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of each of the subaccounts that comprise Valley Forge Life Insurance Company Variable Annuity Separate Account as of and for the period ended December 31, 2002 (for each of the periods in the two year period then ended with respect to the statements of changes in net assets) included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is Two Prudential Plaza, 180 North Stetson Avenue, Chicago, Illinois 60601.

                                 LEGAL OPINIONS

All matters relating to Pennsylvania law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue Contracts, have been passed upon by William K. Borland.

                            PERFORMANCE INFORMATION

From time to time, Valley Forge Life Insurance Company ("VFL" or "the Company") may disclose yields, total returns, and other performance data pertaining to the Contracts for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.

Because of the charges and deductions imposed under a Contract, the yield for the Subaccounts will be lower than the yield for their respective Funds. The calculation of yields, total returns and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range generally from 0% to 3.5% of the annuity considerations (purchase payments) based on the jurisdiction in which the Contract is sold.

MONEY MARKET SUBACCOUNT YIELDS

From time to time, sales literature or advertisements may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Fund or on that Fund's portfolio securities.

This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one unit of the Money Market Subaccount at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the Subaccount attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the annual administration fee; 2) the mortality and expense risk charge; and 3) the asset-based administration charge. For purposes of calculating current yields for a Contract, an average per unit annual administration fee is used based on the $30 annual administration fee deducted for the prior Contract Year of the Contract Anniversary. Current Yield is calculated according to the following formula:

                      CURRENT YIELD = ((NCS - ES)/UV) X (365/7)

                                     WHERE:

        NCS  =  the net change in the value of the Money Market Subaccount
                (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

        ES   =  per unit expenses attributable to the hypothetical account for the seven-day period.

        UV   =  the unit value for the first day of the seven-day period.

                    EFFECTIVE YIELD = (1 + (NCS - ES)/UV) 365/7 - 1

                                     WHERE:

        NCS  =  the net change in the value of the Money Market Subaccount
                (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

        ES   =  per unit expenses attributable to the hypothetical account for the seven-day period.

        UV   =  the unit value for the first day of the seven-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Money Market Subaccount is lower than the yield for the Money Market Fund.

The current and effective yields on amounts held in the Money Market Subaccount normally fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund, the types and quality of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.

Yield calculations do not take into account the surrender charge under the Contract equal to 4% to 7% of certain purchase payments during the five full years between the date of receipt of the purchase payment and the date of surrender or withdrawal.

OTHER SUBACCOUNT YIELDS

From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount during a 30-day or one-month period and is assumed to be generated each period over a 12-month period.

The yield is computed by 1) dividing the net investment income of the Fund attributable to the Subaccount units less Subaccount expenses for the period; by 2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the Subaccount include the annual administration fee, the asset-based administration charge and the mortality and expense risk charge. The yield calculation assumes an annual administration fee of $30 per year per Contract deducted for the prior Contract Year as of the Contract Anniversary. For purposes of calculating the 30-day or one-month yield, an average administration fee based on the average Variable Account Value is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

                  YIELD = 2 X (((NI - ES)/(U X UV) + 1) 6 - 1)

                                     WHERE:

        NI = net income of the Fund for the 30-day or one-month period attributable to the Subaccount's units.

        ES  =  expenses of the Subaccount for the 30-day or one-month period.

        U   =  the average number of units outstanding.

        UV = the unit value at the close (highest) of the last day in the 30-day or one month period.

Because of the charges and deductions imposed under the Contracts, the yield for the Subaccount is lower than the yield for the corresponding Fund.

The yield on the amounts held in the Subaccounts normally fluctuates over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A subaccount's actual yield is affected by the types and quality of the securities held by the corresponding Fund and that Fund's operating expenses.

Yield calculations do not take into account the surrender charge under the Contract equal to 4% to 7% of certain purchase payments during the five full years between the date of receipt of the purchase payment and the date of surrender or withdrawal.

AVERAGE ANNUAL TOTAL RETURNS

From time to time, sales literature or advertisements may quote standard average annual total returns for one or more of the Subaccounts for various periods of time.

When a Subaccount or Fund has been in operation for 1, 5, and 10 years, respectively, the standard average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

Standard average annual total returns are calculated using Subaccount unit values which the Company calculates on each Valuation Day based on the performance of the Subaccount's underlying Fund, the deductions for the mortality and expense risk charge, and the deductions for the asset-based administration charge and the annual administration fee. The calculation assumes that the annual administration fee is $30 per year per Contract deducted for the prior Contract Year as of the Contract Anniversary. For purposes of calculating standard average annual total return, an average per-dollar per-day annual administration fee attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Standard average annual total returns will therefore reflect a deduction of the surrender charge for any period less than six years. The standard average annual total return is calculated according to the following formula:

TR = ((ERV/P 1/N) - 1)

                                     WHERE:

        TR = the average annual total return net of Subaccount recurring charges.

        ERV = the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

        P   =  a hypothetical initial payment of $1,000.

        N   =  the number of years in the period.

From time to time, sales literature or advertisements may quote standard average annual total returns for periods prior to the date the Variable Account commenced operations. Such performance information for the Subaccounts is calculated based on the performance of the various Funds and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges that were in effect at the inception of the Subaccounts.

Fund total return information used to calculate the standard average annual total returns of the Subaccounts for periods prior to the inception of the Subaccounts has been provided by the Funds. The Funds are not affiliated with the Company. While the Company has no reason to doubt the accuracy of these figures provided by the Funds, the Company has not independently verified the accuracy of these figures.

OTHER TOTAL RETURNS

From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the surrender charge. These are calculated in exactly the same way as standard average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn.

The Company may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

CTR = (ERV/P) - 1

                                     WHERE:

        CTR = The cumulative total return net of subaccount recurring charges for the period.

        ERV = The ending redeemable value of the hypothetical investment at the end of the period.

        P    =  A hypothetical single payment of $1,000.

EFFECT OF THE ANNUAL ADMINISTRATION FEE ON PERFORMANCE DATA

The Contract provides for a $30 annual administration fee to be deducted annually for each prior Contract Year as of the Contract Anniversary, from the Subaccount Values and Guarantee Amounts based on the proportion that each bears to the Contract Value. For purposes of reflecting the change in yield and total return quotations, the charge is converted into a per-dollar per-day charge based on the average Subaccount Value and Guarantee Amount of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.

PERFORMANCE INFORMATION

The following charts reflect performance information for the Subaccounts of the Variable Account for the periods shown. Chart 1 reflects standard average annual total returns for the Subaccounts commencing from the date the Subaccounts of the Variable Account first invested in the underlying Portfolio. All of the fees and charges under the Contract, including surrender charges, have been deducted from the data presented in Chart
1. Chart 2 reflects the non-standard average annual total returns for the subaccounts since their inception; all fees and charges, except surrender charges, have been deducted. Chart 3 reflects the adjusted historic total returns of the portfolios since their inception reduced by all the fees and charges under the Contract, including surrender charges. Chart 4 shows adjusted historic total returns of the portfolios reduced by all Contract fees and charges, except surrender charges.

CHART 1 - STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                                             (reflects all charges--including the surrender charges)
                                                                  -----------------------------------------------------------------
                                                                      SUBACCOUNT                                         SINCE
INVESTMENT OPTION                                                   INCEPTION DATE     1 YEAR     3 YEAR     5 YEAR    INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio                                   2/29/00        -30.75%         NA         NA       -5.55%
Alliance Premier Growth Portfolio                                      2/29/00        -39.19%         NA         NA      -27.11%
American Century VP Income & Growth Fund                               2/29/00        -27.89%         NA         NA      -16.21%
American Century VP Value Fund                                         2/29/00        -21.25%         NA         NA        6.44%
Federated High Income Bond Fund II                                     11/4/96         -7.45%     -6.13%     -3.18%        0.14%
Federated Prime Money Fund II                                          11/4/96         -7.32%     -1.08%      0.70%        1.47%
Federated Capital Income Fund II                                       11/4/96        -32.40%    -20.32%    -10.20%       -3.63%
Fidelity VIP Asset Manager Portfolio                                   11/4/96        -17.41%     -9.65%     -1.32%        2.68%
Fidelity VIP Contrafund Portfolio                                      11/4/96        -18.02%    -13.64%      0.99%        5.46%
Fidelity VIP Equity-Income Portfolio                                   11/4/96        -25.51%     -9.08%     -2.49%        2.97%
Fidelity VIP Index 500 Portfolio                                       11/4/96        -30.73%    -19.22%     -3.69%        2.62%
First Eagle SoGen Overseas Variable Fund                               11/4/96          6.67%      6.42%     12.04%        9.09%
Templeton Global Asset Allocation Fund                                 2/29/00        -13.14%         NA         NA       -9.49%
Templeton Developing Markets Securities Fund                           2/29/00         -8.96%         NA         NA      -18.10%
Alger American Growth Portfolio                                        11/4/96        -41.31%    -25.31%     -2.87%        1.94%
Alger American Leveraged AllCap Portfolio                              4/28/00        -42.21%         NA         NA      -33.06%
Alger American MidCap Growth Portfolio                                 11/4/96        -37.91%    -14.66%      1.61%        4.24%
Alger American Small Capitalization Portfolio                          11/4/96        -34.64%    -33.21%    -12.12%       -7.79%
Janus Aspen Series Balanced Portfolio, Institutional Shares            8/31/99        -15.16%     -8.48%         NA       -3.32%
Janus Aspen Series Capital Appreciation Portfolio, Institutional
Shares                                                                 8/31/99        -24.25%    -23.28%         NA      -11.73%
Janus Aspen Series Flexible Income Portfolio, Institutional Shares     8/31/99          1.50%      4.49%         NA        4.45%
Janus Aspen Series Growth Portfolio, Institutional Shares              8/31/99        -34.93%    -27.11%         NA      -18.73%
Janus Aspen Series International Growth Portfolio, Institutional
Shares                                                                 8/31/99        -34.01%    -26.67%         NA      -11.42%
Janus Aspen Series Worldwide Growth Portfolio, Institutional
Shares                                                                 8/31/99        -33.93%    -26.25%         NA      -14.04%
Lazard Retirement Equity Portfolio                                     2/29/00        -24.82%         NA         NA       -9.66%
Lazard Retirement Small Cap Portfolio                                  2/29/00        -26.23%         NA         NA        1.25%
MFS Emerging Growth Series                                             11/4/96        -42.07%    -34.99%     -6.37%       -1.86%
MFS Investors Trust Series                                             11/4/96        -29.46%    -17.16%     -5.76%        0.40%
MFS Research Series                                                    11/4/96        -32.98%    -21.95%     -5.77%       -1.02%
MFS Total Return Series                                                11/4/96        -13.91%     -0.45%      2.32%        5.74%
Van Kampen Emerging Markets Equity Portfolio                           2/29/00        -17.58%         NA         NA      -27.30%
Van Kampen International Magnum Portfolio                              2/29/00        -25.38%         NA         NA      -20.42%
Van Eck Worldwide Emerging Markets Fund                                11/4/96        -11.51%    -22.49%     -9.09%       -8.64%
Van Eck Worldwide Hard Assets Fund                                     11/4/96        -10.83%     -4.64%     -6.94%       -5.20%


CHART 2 NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                                                (reflects all charges--except the surrender charges)
------------------------------------------------------------------------------------------------------------------------------------
                                                           SUBACCOUNT                                                       SINCE
PORTFOLIO                                                INCEPTION DATE        1 YEAR         3 YEAR        5 YEAR        INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio                         2/29/00           -23.75%            NA            NA          -2.43%
Alliance Premier Growth Portfolio                            2/29/00           -32.19%            NA            NA         -23.11%
American Century VP Income & Growth Fund                     2/29/00           -20.89%            NA            NA         -12.71%
American Century VP Value Fund                               2/29/00           -14.25%            NA            NA           9.22%
Federated High Income Bond Fund II                           11/4/96            -0.45%         -3.92%        -2.07%          0.63%
Federated Prime Money Fund II                                11/4/96            -0.32%          0.93%         1.65%          1.93%
Federated Capital Income Fund II                             11/4/96           -25.40%        -17.29%        -8.71%         -3.04%
Fidelity VIP Asset Manager Portfolio                         11/4/96           -10.41%         -7.27%        -0.29%          3.11%
Fidelity VIP Contrafund Portfolio                            11/4/96           -11.02%        -11.04%         1.93%          5.84%
Fidelity VIP Equity-Income Portfolio                         11/4/96           -18.51%         -6.72%        -1.41%          3.39%
Fidelity VIP Index 500 Portfolio                             11/4/96           -23.73%        -16.26%        -2.56%          3.05%
First Eagle SoGen Overseas Variable Fund                     11/4/96            13.67%          8.16%        12.67%          9.41%
Templeton Global Asset Allocation Fund                       2/29/00            -6.14%            NA            NA          -6.24%
Templeton Developing Markets Securities Fund                 2/29/00            -1.96%            NA            NA         -14.52%
Alger American Growth Portfolio                              11/4/96           -34.31%        -21.89%        -1.78%          2.39%
Alger American Leveraged AllCap Portfolio                    4/28/00           -35.21%            NA            NA         -28.72%

                                                                                (reflects all charges--except the surrender charges)
------------------------------------------------------------------------------------------------------------------------------------
                                                           SUBACCOUNT                                                       SINCE
PORTFOLIO                                                INCEPTION DATE        1 YEAR         3 YEAR        5 YEAR        INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                       11/4/96           -30.91%        -12.00%         2.53%          4.65%
Alger American Small Capitalization Portfolio                11/4/96           -27.64%        -29.00%       -10.50%         -7.06%
Janus Aspen Series Balanced Portfolio,
      Institutional Shares                                   8/31/99            -8.16%         -6.15%           NA          -1.23%
Janus Aspen Series Capital Appreciation Portfolio,
      Institutional Shares                                   8/31/99           -17.25%        -20.02%           NA          -9.23%
Janus Aspen Series Flexible Income Portfolio,
      Institutional Shares                                   8/31/99             8.50%          6.29%           NA           6.25%
Janus Aspen Series Growth Portfolio,
      Institutional Shares                                   8/31/99           -27.93%        -23.53%           NA         -15.81%
Janus Aspen Series International Growth Portfolio,
      Institutional Shares                                   8/31/99           -27.01%        -23.12%           NA          -8.94%
Janus Aspen Series Worldwide Growth Portfolio,
      Institutional Shares                                   8/31/99           -26.93%        -22.74%           NA         -11.41%
Lazard Retirement Equity Portfolio                           2/29/00           -17.82%            NA            NA          -6.40%
Lazard Retirement Small Cap Portfolio                        2/29/00           -19.23%            NA            NA           4.17%
MFS Emerging Growth Series                                   11/4/96           -35.07%        -30.57%        -5.11%         -1.32%
MFS Investors Trust Series                                   11/4/96           -22.46%        -14.34%        -4.53%          0.88%
MFS Research Series                                          11/4/96           -25.98%        -18.80%        -4.53%         -0.51%
MFS Total Return Series                                      11/4/96            -6.91%          1.53%         3.32%          6.11%
Van Kampen Emerging Markets Equity Portfolio                 2/29/00           -10.58%            NA            NA         -23.29%
Van Kampen International Magnum Portfolio                    2/29/00           -18.38%            NA            NA         -16.74%
Van Eck Worldwide Emerging Markets Fund                      11/4/96            -4.51%        -19.29%        -7.67%         -7.87%
Van Eck Worldwide Hard Assets Fund                           11/4/96            -3.83%         -2.49%        -5.65%         -4.55%


CHART 3 - ADJUSTED HISTORIC TOTAL RETURNS FOR THE PORTFOLIOS FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                                             (reflects all charges--including the surrender charges)
                                                          -------------------------------------------------------------------------
                                                             PORTFOLIO                                                     SINCE
INVESTMENT OPTION                                         INCEPTION DATE       1 YEAR      3 YEAR     5 YEAR    10 YEAR  INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio                          1/14/91         -30.75%      -8.00%      0.80%      9.26%      8.38%
Alliance Premier Growth Portfolio                             6/26/92         -39.19%     -26.95%     -4.31%      7.39%      8.25%
American Century VP Income & Growth Fund                     10/30/97         -27.89%     -17.56%     -3.23%         NA     -1.50%
American Century VP Value Fund                                5/1/96          -21.25%       1.09%      0.94%         NA      6.03%
Federated High Income Bond Fund II                            3/1/94           -7.45%      -6.13%     -3.18%         NA      2.79%
Federated Prime Money Fund II                                11/21/94          -7.32%      -1.08%      0.70%         NA      1.86%
Federated Capital Income Fund II                              2/10/94         -32.40%     -20.32%    -10.20%         NA      0.08%
Fidelity VIP Asset Manager Portfolio                          9/6/89          -17.41%      -9.65%     -1.32%      5.25%      6.54%
Fidelity VIP Contrafund Portfolio                             1/3/95          -18.02%     -13.64%      0.99%         NA     10.39%
Fidelity VIP Equity-Income Portfolio                          10/9/86         -25.51%      -9.08%     -2.49%      7.94%      8.19%
Fidelity VIP Index 500 Portfolio                              8/27/92         -30.73%     -19.22%     -3.69%      7.20%      7.53%
First Eagle SoGen Overseas Variable Fund                      2/3/97            6.67%       6.42%     12.04%         NA      9.35%
Templeton Global Asset Allocation Fund                        8/24/88         -13.14%     -14.13%     -3.85%      5.13%      5.86%
Templeton Developing Markets Securities Fund                  3/4/96           -8.96%     -19.19%     -8.60%         NA    -12.16%
Alger American Growth Portfolio                               1/9/89          -41.31%     -25.31%     -2.87%      7.35%     10.22%
Alger American Leveraged AllCap Portfolio                     1/25/95         -42.21%     -30.55%      0.53%         NA     11.66%
Alger American MidCap Growth Portfolio                        5/3/93          -37.91%     -14.66%      1.61%         NA     10.67%
Alger American Small Capitalization Portfolio                 9/21/88         -34.64%     -33.21%    -12.12%     -0.43%      6.68%
Janus Aspen Series Balanced Portfolio, Institutional
Shares                                                        9/13/93         -15.16%      -8.48%      5.58%         NA     10.00%
Janus Aspen Series Capital Appreciation Portfolio,

Institutional Shares                                          5/1/97          -24.25%     -23.28%      4.72%         NA      8.55%
Janus Aspen Series Flexible Income Portfolio,
Institutional Shares                                          9/13/93           1.50%       4.49%      4.34%         NA      6.56%
Janus Aspen Series Growth Portfolio, Institutional Shares     9/13/93         -34.93%     -27.11%     -4.46%         NA      5.08%
Janus Aspen Series International Growth Portfolio,

Institutional Shares                                          5/2/94          -34.01%     -26.67%     -2.29%         NA      6.25%
Janus Aspen Series Worldwide Growth Portfolio,
Institutional Shares                                          9/13/93         -33.93%     -26.25%     -2.15%         NA      8.54%
Lazard Retirement Equity Portfolio                            3/18/98         -24.82%     -12.33%         NA         NA     -4.65%
Lazard Retirement Small Cap Portfolio                         11/4/97         -26.23%       2.03%      1.04%         NA      0.82%
MFS Emerging Growth Series                                    7/24/95         -42.07%     -34.99%     -6.37%         NA      2.91%
MFS Investors Trust Series                                    10/9/95         -29.46%     -17.16%     -5.76%         NA      3.89%
MFS Research Series                                           7/26/95         -32.98%     -21.95%     -5.77%         NA      2.93%
MFS Total Return Series                                       1/3/95          -13.91%      -0.45%      2.32%         NA      8.85%
Van Kampen Emerging Markets Equity Portfolio                  10/1/96         -17.58%     -24.51%     -8.15%         NA     -6.75%
Van Kampen International Magnum Portfolio                     1/2/97          -25.38%     -20.81%     -7.30%         NA     -5.13%
Van Eck Worldwide Emerging Markets Fund                      12/21/95         -11.51%     -22.49%     -9.09%         NA     -4.58%
Van Eck Worldwide Hard Assets Fund                            9/1/89          -10.83%      -4.64%     -6.94%      3.36%      1.00%

CHART 4 - ADJUSTED HISTORIC TOTAL RETURN FOR THE PORTFOLIOS FOR THE PERIODS ENDED DECEMBER 31, 2002:

                                                                                (reflects all charges--except the surrender charges)
------------------------------------------------------------------------------------------------------------------------------------
                                                     PORTFOLIO                                                          SINCE
PORTFOLIO                                           INCEPTION DATE     1 YEAR      3 YEAR      5 YEAR     10 YEAR     INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio                    1/14/91        -23.75%      -5.69%      1.75%      9.26%         8.38%
Alliance Premier Growth Portfolio                       6/26/92        -32.19%     -23.38%     -3.15%      7.39%         8.25%
American Century VP Income & Growth Fund               10/30/97        -20.89%     -14.71%     -2.11%        NA         -0.66%
American Century VP Value Fund                           5/1/96        -14.25%       3.01%      1.88%        NA          6.40%
Federated High Income Bond Fund II                       3/1/94         -0.45%      -3.92%     -2.07%        NA          2.79%
Federated Prime Money Fund II                          11/21/94         -0.32%       0.93%      1.65%        NA          1.86%
Federated Utility Fund II                               2/10/94        -25.40%     -17.29%     -8.71%        NA          0.08%
Fidelity VIP Asset Manager Portfolio                     9/6/89        -10.41%      -7.27%     -0.29%      5.25%         6.54%
Fidelity VIP Contrafund Portfolio                        1/3/95        -11.02%     -11.04%      1.93%        NA         10.39%
Fidelity VIP Equity-Income Portfolio                    10/9/86        -18.51%      -6.72%     -1.41%      7.94%         8.19%
Fidelity VIP Index 500 Portfolio                        8/27/92        -23.73%     -16.26%     -2.56%      7.20%         7.53%
First Eagle SoGen Overseas Variable Fund                 2/3/97         13.67%       8.16%     12.67%        NA          9.90%
Templeton Global Asset Allocation Fund                  8/24/88         -6.14%     -11.50%     -2.71%      5.13%         5.86%
Templeton Developing Markets Securities Fund             3/4/96         -1.96%     -16.24%     -7.21%        NA        -11.22%
Alger American Growth Portfolio                          1/9/89        -34.31%     -21.89%     -1.78%      7.35%        10.22%
Alger American Leveraged AllCap Portfolio               1/25/95        -35.21%     -26.63%      1.49%         NA        11.66%
Alger American MidCap Growth Portfolio                   5/3/93        -30.91%     -12.00%      2.53%         NA        10.67%
Alger American Small Capitalization Portfolio           9/21/88        -27.64%     -29.00%    -10.50%      -0.43%        6.68%
Janus Aspen Series Balanced Portfolio,
      Institutional Shares                              9/13/93         -8.16%      -6.15%      6.37%         NA        10.00%
Janus Aspen Series Capital Appreciation Portfolio,
      Institutional Shares                               5/1/97        -17.25%     -20.02%      5.54%         NA         9.12%
Janus Aspen Series Flexible Income Portfolio,
      Institutional Shares                              9/13/93          8.50%       6.29%      5.17%         NA         6.56%
Janus Aspen Series Growth Portfolio,
      Institutional Shares                              9/13/93        -27.93%     -23.53%     -3.29%         NA         5.08%
Janus Aspen Series International Growth Portfolio,
      Institutional Shares                               5/2/94        -27.01%     -23.12%     -1.21%         NA         6.25%
Janus Aspen Series Worldwide Growth Portfolio,
      Institutional Shares                              9/13/93        -26.93%     -22.74%     -1.08%         NA         8.54%
Lazard Retirement Equity Portfolio                      3/18/98        -17.82%      -9.80%        NA          NA        -3.24%
Lazard Retirement Small Cap Portfolio                   11/4/97        -19.23%       3.91%      1.98%         NA         1.58%
MFS Emerging Growth Series                              7/24/95        -35.07%     -30.57%     -5.11%         NA         2.91%
MFS Investors Trust Series                              10/9/95        -22.46%     -14.34%     -4.53%         NA         3.89%
MFS Research Series                                     7/26/95        -25.98%     -18.80%     -4.53%         NA         2.93%
MFS Total Return Series                                  1/3/95         -6.91%       1.53%      3.22%         NA         8.85%
Van Kampen Emerging Markets Equity Portfolio            10/1/96        -10.58%     -21.15%     -6.78%         NA        -6.05%
Van Kampen International Magnum Portfolio                1/2/97        -18.38%     -17.74%     -5.98%         NA        -4.16%
Van Eck Worldwide Emerging Markets Fund                12/21/95         -4.51%     -19.29%     -7.67%         NA        -4.58%
Van Eck Worldwide Hard Assets Fund                       9/1/89         -3.83%      -2.49%     -5.65%       3.36%        1.00%



                               FEDERAL TAX STATUS

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL. Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. Furthermore, interest only payments made under Annuity Option 1 are also fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. If after the annuity date, annuity payments cease because of the death of the annuitant, any unrecovered investment in the contract shall be allowed as a deduction to the annuitant for his last taxable year. Unrecovered investment in the contract is the investment in the contract on the annuity date reduced by the amounts received after the annuity date which were excludable from taxable income. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment options underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment option will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the option is represented by any one investment; (2) no more than 70% of the value of the total assets of the option is represented by any two investments; (3) no more than 80% of the value of the total assets of the option is represented by any three investments; and (4) no more than 90% of the value of the total assets of the option is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment options underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

OWNER CONTROL. The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS. The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

PARTIAL 1035 EXCHANGES. Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS. Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS. Any transfer, assignment, or pledge of a Contract may be a taxable event. You should therefore consult competent tax advisers should you wish to transfer, assign, or pledge your Contract.

If the Contract is issued for use under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

GIFTING A CONTRACT. If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to a divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

DEATH BENEFITS. Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Certain death benefits when used with a Qualified Contract, may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits in your contract are considered to exceed such limits, the provision of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit equal to the greater of purchase payments or account value. The contract provides death benefits which may exceed the greater of purchase payments or account (contract) value. The IRS is currently examining whether these death benefits are appropriate for use with IRAs (including Roth
IRAs). If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs), which may result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

INCOME TAX WITHHOLDING. All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Taxable distributions made to nonresident aliens will generally be subject to a 30% withholding rate unless a lower tax treaty rate applies to such person.

Certain distributions from retirement plans qualified under Code Section 401, Code Section 403(b) or from a Code Section 457 governmental plan, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship distributions. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

When all or part of an annuity contract or a death benefit under the contract is transferred or payed to an individual two or more generations younger than the owner, a generation-skipping transfer tax may be owed. Under certain circumstances, tax law may require the company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.

TAX TREATMENT OF WITHDRAWALS -- NON-QUALIFIED CONTRACTS. Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

WITHDRAWALS -- INVESTMENT ADVISER FEES. The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or a Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for a payment of the adviser's fee and the fee must actually be paid from the annuity Contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

DELAYED ANNUITY PAYMENTS. Although there is no guidance in the federal tax law as to when annuity payments must commence under a non-qualified contract, the Internal Revenue Service could take the position that if annuity payments do not begin or are not scheduled to begin until an advanced age, such as after age 85, then the contract should not be treated as an annuity contract for federal tax purposes. If such was to occur, then the income under the contract could become currently taxable to the owner.

QUALIFIED PLANS. The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A variable annuity contract will not provide any additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

A. TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals -- Qualified Contracts" and "Tax-Sheltered Annuities -- Withdrawal Limitations" below.) Loans are not available under the contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

B. INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

                                   ROTH IRAS

Section 408A of the Code provides that beginning in 1998, individuals may purchase a type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are not deductible from taxable income.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, certain eligible individuals may make a rollover contribution from a non-Roth IRA to a Roth IRA. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C. PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, and withdrawals. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

D. GOVERNMENT AND TAX-EXEMPT ORGANIZATION'S DEFERRED COMPENSATION PLAN UNDER
SECTION 457

Employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. There are limitations on the maximum amount which may be deferred in any one year and in limited circumstances, the plan may provide for additional catch-up contributions. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of a Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

TAX TREATMENT OF WITHDRAWALS -- QUALIFIED CONTRACTS. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities).
To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions:
(a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the

Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. The 10% penalty also applies to a distribution from a Code Section 457 governmental plan, if the distribution is attributable to an amount transferred to the Code Section 457 plan from an IRA, 403(b), pension or profit sharing plan unless one of the exceptions above applies.

REQUIRED DISTRIBUTIONS. Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the owner.

The Internal Revenue Service has issued new proposed regulations regarding required minimum distributions from qualified plans. These new rules are to be effective January 1, 2002. If you are required to take distributions from your qualified plan, you should consult with your qualified plan sponsor and tax advisor to determine that your distributions comply with these rules.

TAX-SHELTERED ANNUITIES -- WITHDRAWAL LIMITATIONS. The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) has a severance from employment; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between Tax-Sheltered Annuity Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                           VARIABLE ANNUITY PAYMENTS

ANNUITY UNIT VALUE

The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Annuity Payments" in the Prospectus.) The Annuity Unit Value for each Subaccount's first Valuation Period was set at $10. The Annuity Unit Value for a Subaccount for each subsequent Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

(a) is the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated;

(b) is the Annuity Unit Value for the preceding Valuation Period; and

(c) is a daily Benchmark Rate of Return factor (for the 3% benchmark rate of return) adjusted for the number of days in the Valuation Period.

The Benchmark Rate of Return factor is equal to one plus 3%, or 1.03. The annual factor can be translated into a daily factor of 1.00008098.

The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of several Variable Annuity Payments based on one Subaccount.

ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

1.     Annuity Unit Value for immediately preceding Valuation Period............           10.00000000
2.     Net Investment factor....................................................            1.00036164
3.     Daily factor to compensate for Benchmark Rate of Return of 3%............            1.00008099
4.     Adjusted Net Investment Factor (2)/(3)...................................            1.00028063
5.     Annuity Unit Value for current Valuation Period (4)X(1)..................           10.00280630

ILLUSTRATION OF VARIABLE ANNUITY PAYMENTS
(Assuming no premium tax is applicable)

 1.    Number of Accumulation Units at Annuity Date.............................              1,000.00
 2.    Accumulation Unit Value..................................................           12.55548000
 3.    Adjusted Contract Value (1)X(2)..........................................         $   12,555.48
 4.    First monthly Annuity Payment per $1,000 of adjusted
       Contract Value...........................................................                  9.63
 5.    First monthly Annuity Payment (3)X(4)/1,000..............................         $      120.91
 6.    Annuity Unit Value.......................................................           10.00280630
 7.    Number of Annuity Units (5)/(6)..........................................           12.08760785
 8.    Assume Annuity Unit value for second month equal to......................           10.04000000
 9.    Second Monthly Annuity Payment (7)X(8)...................................         $      121.36
10.    Assume Annuity Unit Value for third month equal to.......................           10.05000000
11.    Third Monthly Annuity Payment (7)X(10)...................................         $      121.48

                                 VALUATION DAYS

As defined in the prospectus, for each Subaccount a Valuation Day is each day on which the New York Stock Exchange is open for business, except for certain holidays listed in the prospectus and days that a Subaccount's corresponding Fund does not value its shares.

                               OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts. The financial statements of the Variable Account are also included herein.

                          INDEPENDENT AUDITORS' REPORT

To the Contractholders of Valley Forge Life Insurance Company Variable Annuity Separate Account and the Board of Directors of Valley Forge Life Insurance
Company:

We have audited the accompanying statements of assets and liabilities of each of the subaccounts disclosed in Note 1 which comprise Valley Forge Life Insurance Company Variable Annuity Separate Account (the "Variable Account") as of December 31, 2002, and the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and the disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002, by correspondence with the Variable Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts which comprise Valley Forge Life Insurance Company Variable Annuity Separate Account as of December 31, 2002, and the results of their operations for the period then ended and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
February 7, 2003

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                     FEDERATED
                                   FEDERATED                           HIGH         FIDELITY VIP      FIDELITY VIP
                                     PRIME          FEDERATED         INCOME           EQUITY-           ASSET         FIDELITY VIP
                                     MONEY           UTILITY           BOND            INCOME           MANAGER         INDEX 500
DECEMBER 31, 2002                   FUND II          FUND II          FUND II         PORTFOLIO        PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value   $  30,863,782    $   3,466,563    $  11,855,269    $  16,506,335    $   7,333,672    $  34,468,198
                                 -------------    -------------    -------------    -------------    -------------    -------------
        TOTAL ASSETS                30,863,782        3,466,563       11,855,269       16,506,335        7,333,672       34,468,198
                                 -------------    -------------    -------------    -------------    -------------    -------------

LIABILITIES                                  -                -                -                -                -                -
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                       $  30,863,782    $   3,466,563    $  11,855,269    $  16,506,335    $   7,333,672    $  34,468,198
===================================================================================================================================

Units outstanding                    2,694,387          410,814        1,118,590        1,318,836          595,943        2,810,678
Unit value (accumulation)        $       11.45    $        8.44    $       10.60    $       12.52    $       12.31    $       12.26

SUPPLEMENTAL INFORMATION:
  Investments, at cost           $  30,863,782    $   5,470,111    $  12,676,664    $  18,270,750    $   8,810,496    $  41,989,050
                                 ==================================================================================================
  Shares held                       30,863,782          460,979        1,674,473          908,939          575,190          344,958
                                 ==================================================================================================

                                                      ALGER                            ALGER            ALGER            ALGER
                                                     AMERICAN         ALGER           AMERICAN         AMERICAN           MFS
                                  FIDELITY VIP        SMALL          AMERICAN          MIDCAP          LEVERAGED        EMERGING
                                   CONTRAFUND     CAPITALIZATION      GROWTH           GROWTH           ALLCAP           GROWTH
DECEMBER 31, 2002                  PORTFOLIO         PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO         SERIES
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value   $  20,117,889    $   5,604,538    $  19,464,902    $  18,342,859    $   2,622,545    $  12,568,128
                                 -------------    -------------    -------------    -------------    -------------    -------------
        TOTAL ASSETS                20,117,889        5,604,538       19,464,902       18,342,859        2,622,545       12,568,128
                                 -------------    -------------    -------------    -------------    -------------    -------------

LIABILITIES                                  -                -                -               -                -               -
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                       $  20,117,889    $   5,604,538    $  19,464,902    $  18,342,859    $   2,622,545    $  12,568,128
===================================================================================================================================

Units outstanding                    1,392,201          861,099        1,650,787        1,361,217          640,701        1,336,743
Unit value (accumulation)        $       14.45    $        6.51    $       11.79    $       13.48    $        4.09    $        9.40

SUPPLEMENTAL INFORMATION:
  Investments, at cost           $  25,455,147    $  10,256,315    $  38,379,564    $  31,665,379    $   3,981,183    $  28,638,312
                                 ==================================================================================================
  Shares held                        1,111,486          459,012          790,292        1,473,322          125,782        1,055,258
                                 ==================================================================================================

                                                                                                     FIRST EAGLE         VAN ECK
                                                      MFS               MFS             MFS             SOGEN           WORLDWIDE
                                      MFS           INVESTORS         LIMITED          TOTAL           OVERSEAS            HARD
                                   RESEARCH           TRUST          MATURITY          RETURN          VARIABLE           ASSETS
DECEMBER 31, 2002                   SERIES           SERIES           SERIES           SERIES            FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value   $   4,827,592    $   6,774,983    $           -    $  19,297,091    $   9,710,718    $     658,898
                                 -------------    -------------    -------------    -------------    -------------    -------------
        TOTAL ASSETS                 4,827,592        6,774,983                -       19,297,091        9,710,718          658,898
                                 -------------    -------------    -------------    -------------    -------------    -------------

LIABILITIES                                  -                -                -                -                -                -
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                       $   4,827,592    $   6,774,983    $           -    $  19,297,091    $   9,710,718    $     658,898
===================================================================================================================================

Units outstanding                      488,314          629,509                -        1,314,733          548,361           86,718
Unit value (accumulation)        $        9.89    $       10.76    $           -    $       14.68    $       17.71    $        7.60

SUPPLEMENTAL INFORMATION:
  Investments, at cost           $   6,173,930    $   9,844,389    $           -    $  20,171,695    $   9,307,546    $     701,135
                                 ==================================================================================================
  Shares held                          447,829          502,968                -        1,125,851          649,112           63,971
                                 ==================================================================================================

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                    VAN ECK        JANUS ASPEN                                       JANUS ASPEN      JANUS ASPEN
                                   WORLDWIDE         SERIES        JANUS ASPEN      JANUS ASPEN         SERIES           SERIES
                                    EMERGING         CAPITAL          SERIES          SERIES           FLEXIBLE       INTERNATIONAL
                                    MARKETS       APPRECIATION        GROWTH          BALANCED          INCOME           GROWTH
DECEMBER 31, 2002                     FUND        PORTFOLIO (IS)   PORTFOLIO (IS)   PORTFOLIO (IS)   PORTFOLIO (IS)   PORTFOLIO (IS)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value   $   1,154,828    $  19,487,536    $  11,393,837    $  26,614,444    $  18,043,265    $   8,335,549
                                 -------------    -------------    -------------    -------------    -------------    -------------
        TOTAL ASSETS                 1,154,828       19,487,536       11,393,837       26,614,444       18,043,265        8,335,549
                                 -------------    -------------    -------------    -------------    -------------    -------------

LIABILITIES                                  -                -                -                -                -                -
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                       $   1,154,828    $  19,487,536    $  11,393,837    $  26,614,444    $  18,043,265    $   8,335,549
===================================================================================================================================

Units outstanding                      187,533        2,659,230        1,996,381        2,742,046        1,458,572        1,125,450
Unit value (accumulation)        $        6.16    $        7.33    $        5.71    $        9.71    $       12.37    $        7.41

SUPPLEMENTAL INFORMATION:
  Investments, at cost           $   1,423,427    $  29,119,862    $  18,896,678    $  31,115,271    $  17,527,867    $   8,466,367
                                 ==================================================================================================
  Shares held                          146,366        1,121,908          779,866        1,292,591        1,466,932          481,824
                                 ==================================================================================================

                                  JANUS ASPEN       JANUS ASPEN                                      JANUS ASPEN      JANUS ASPEN
                                     SERIES           SERIES       JANUS ASPEN       JANUS ASPEN       SERIES           SERIES
                                   WORLDWIDE         CAPITAL          SERIES           SERIES         FLEXIBLE       INTERNATIONAL
                                    GROWTH         APPRECIATION       GROWTH          BALANCED         INCOME           GROWTH
DECEMBER 31, 2002                PORTFOLIO (IS)   PORTFOLIO (SS)   PORTFOLIO (SS)   PORTFOLIO (SS)   PORTFOLIO (SS)   PORTFOLIO (SS)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value   $  12,873,639    $         840    $           -    $     190,422    $      83,716    $      40,158
                                 -------------    -------------    -------------    -------------    -------------    -------------
        TOTAL ASSETS                12,873,639              840                -          190,422           83,716           40,158
                                 -------------    -------------    -------------    -------------    -------------    -------------

LIABILITIES                                  -                -                -                -                -                -
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                       $  12,873,639    $         840    $           -    $     190,422    $      83,716    $      40,158
===================================================================================================================================

Units outstanding                    1,904,430              113                -           21,199            7,503            6,086
Unit value (accumulation)        $        6.76    $        7.41    $           -    $        8.98    $       11.16    $        6.60

SUPPLEMENTAL INFORMATION:
  Investments, at cost           $  13,142,258    $       1,079    $           -    $     205,589    $      78,961    $      51,459
                                 ==================================================================================================
  Shares held                          611,574               49                -            8,932            6,530            2,337
                                 ==================================================================================================

                                   JANUS ASPEN                                        AMERICAN                         TEMPLETON
                                    SERIES           ALLIANCE        ALLIANCE        CENTURY VP        AMERICAN        DEVELOPING
                                   WORLDWIDE         PREMIER        GROWTH AND        INCOME &        CENTURY VP         MARKETS
                                    GROWTH           GROWTH           INCOME           GROWTH           VALUE          SECURITIES
DECEMBER 31, 2002                PORTFOLIO (SS)     PORTFOLIO        PORTFOLIO          FUND             FUND             FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value   $       1,697    $   4,700,480    $  15,435,556    $   2,918,318    $  12,509,293    $     837,694
                                 -------------    -------------    -------------    -------------    -------------    -------------
        TOTAL ASSETS                     1,697        4,700,480       15,435,556        2,918,318       12,509,293          837,694
                                 -------------    -------------    -------------    -------------    -------------    -------------

LIABILITIES                                  -                -                -                -                -                -
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                       $       1,697    $   4,700,480    $  15,435,556    $   2,918,318    $  12,509,293    $     837,694
===================================================================================================================================

Units outstanding                          260          978,398        1,638,767          420,771          954,398          129,270
Unit value (accumulation)        $        6.52    $        4.80    $        9.42    $        6.94    $       13.11    $        6.48

SUPPLEMENTAL INFORMATION:
  Investments, at cost           $       1,975    $   7,315,474    $  20,541,586    $   3,600,727    $  13,282,525    $     868,369
                                 ==================================================================================================
  Shares held                               81          271,861          936,056          565,565        2,044,002          178,613
                                 ==================================================================================================

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                                         VAN
                                                                                        VAN             KAMPEN
                                   TEMPLETON         LAZARD           LAZARD           KAMPEN          EMERGING
                                  GLOBAL ASSET     RETIREMENT       RETIREMENT     INTERNATIONAL        MARKETS
                                   ALLOCATION        EQUITY          SMALL CAP         MAGNUM           EQUITY
DECEMBER 31, 2002                    FUND           PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value   $   1,383,992    $   1,483,375    $   5,083,758    $     812,996    $     309,205
                                 -------------    -------------    -------------    -------------    -------------
        TOTAL ASSETS                 1,383,992        1,483,375        5,083,758          812,996          309,205
                                 -------------    -------------    -------------    -------------    -------------

LIABILITIES                                  -                -                -                -                -
------------------------------------------------------------------------------------------------------------------

NET ASSETS                       $   1,383,992    $   1,483,375    $   5,083,758    $     812,996    $     309,205
==================================================================================================================

Units outstanding                      164,434          177,101          448,530          135,141           64,203
Unit value (accumulation)        $        8.42    $        8.38    $       11.33    $        6.02    $        4.82

SUPPLEMENTAL INFORMATION:
  Investments, at cost           $   1,561,608    $   1,821,563    $   6,012,677    $     826,439    $     333,805
                                 =================================================================================
  Shares held                           95,514          188,965          474,231          104,498           51,193
                                 =================================================================================

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                     FEDERATED
                                   FEDERATED         FEDERATED         HIGH         FIDELITY VIP      FIDELITY VIP
                                     PRIME           CAPITAL          INCOME           EQUITY-           ASSET         FIDELITY VIP
FOR THE PERIOD ENDED                 MONEY           INCOME            BOND            INCOME           MANAGER         INDEX 500
DECEMBER 31, 2002                   FUND II          FUND II          FUND II         PORTFOLIO        PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividend income                $     525,638    $     268,922    $     988,684    $     320,419    $     351,255    $     594,420
                                 -------------    -------------    -------------    -------------    -------------    -------------
                                       525,638          268,922          988,684          320,419          351,255          594,420
                                 -------------    -------------    -------------    -------------    -------------    -------------
Expenses:
  Mortality, expense risk and
     administrative charges            527,680           64,537          146,378          260,425          116,685          603,106
                                 -------------    -------------    -------------    -------------    -------------    -------------
                                       527,680           64,537          146,378          260,425          116,685          603,106
                                 -------------    -------------    -------------    -------------    -------------    -------------
  NET INVESTMENT INCOME (LOSS)          (2,042)         204,385          842,306           59,994          234,570           (8,686)
                                 -------------    -------------    -------------    -------------    -------------    -------------
Investment gains and (losses):
  Net realized gains (losses)                -       (1,161,491)        (949,440)      (2,841,974)        (836,942)     (10,718,026)
  Realized gain distributions                -                -                -          436,125                -                -
  Net unrealized gains (losses)              -         (485,111)         150,186       (1,624,323)        (357,377)      (1,412,822)
                                 -------------    -------------    -------------    -------------    -------------    -------------
  NET REALIZED AND UNREALIZED
     INVESTMENT GAINS (LOSSES)               -       (1,646,602)        (799,254)      (4,030,172)      (1,194,319)     (12,130,848)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                     $      (2,042)   $  (1,442,217)   $      43,052    $  (3,970,178)   $    (959,749)   $ (12,139,534)
===================================================================================================================================

                                                      ALGER                            ALGER            ALGER
                                                     AMERICAN         ALGER           AMERICAN         AMERICAN           MFS
                                  FIDELITY VIP        SMALL          AMERICAN          MIDCAP          LEVERAGED        EMERGING
FOR THE PERIOD ENDED               CONTRAFUND     CAPITALIZATION      GROWTH           GROWTH           ALLCAP           GROWTH
DECEMBER 31, 2002                  PORTFOLIO         PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO         SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividend income                $     210,001    $           -    $      11,304    $           -    $         287    $           -
                                 -------------    -------------    -------------    -------------    -------------    -------------
                                       210,001                -           11,304                -              287                -
                                 -------------    -------------    -------------    -------------    -------------    -------------
Expenses:
  Mortality, expense risk and
     administrative charges            332,784          100,952          381,148          381,378           49,925          236,800
                                 -------------    -------------    -------------    -------------    -------------    -------------
                                       332,784          100,952          381,148          381,378           49,925          236,800
                                 -------------    -------------    -------------    -------------    -------------    -------------
  NET INVESTMENT INCOME (LOSS)        (122,783)        (100,952)        (369,844)        (381,378)         (49,638)        (236,800)
                                 -------------    -------------    -------------    -------------    -------------    -------------
Investment gains and (losses):
  Net realized gains (losses)       (1,842,077)      (1,802,188)      (7,832,828)     (12,185,033)        (533,842)      (5,679,086)
  Realized gain distributions                -                -                -                -                -                -
                                 -------------    -------------    -------------    -------------    -------------    -------------
  Net unrealized gains (losses)       (629,841)        (481,632)      (3,422,661)       2,047,986         (973,693)      (1,733,338)
                                 -------------    -------------    -------------    -------------    -------------    -------------
  NET REALIZED AND UNREALIZED
      INVESTMENT GAINS (LOSSES)     (2,471,918)      (2,283,820)     (11,255,489)     (10,137,047)      (1,507,535)      (7,412,424)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                     $  (2,594,701)   $  (2,384,772)   $ (11,625,333)   $ (10,518,425)   $  (1,557,173)   $  (7,649,224)
===================================================================================================================================

                                                                                                     FIRST EAGLE         VAN ECK
                                                       MFS              MFS             MFS             SOGEN           WORLDWIDE
                                      MFS           INVESTORS         LIMITED          TOTAL           OVERSEAS            HARD
FOR THE PERIOD ENDED               RESEARCH           TRUST          MATURITY          RETURN          VARIABLE           ASSETS
DECEMBER 31, 2002                   SERIES           SERIES           SERIES           SERIES            FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividend income                $      23,709    $      47,425    $           -    $     370,430    $      25,435    $       6,178
                                 -------------    -------------    -------------    -------------    -------------    -------------
                                        23,709           47,425                -          370,430           25,435            6,178
                                 -------------    -------------    -------------    -------------    -------------    -------------
Expenses:
  Mortality, expense risk and
     administrative charges             99,613          119,955                -          280,656          138,260           11,214
                                 -------------    -------------    -------------    -------------    -------------    -------------
                                        99,613          119,955                -          280,656          138,260           11,214
                                 -------------    -------------    -------------    -------------    -------------    -------------
  NET INVESTMENT INCOME (LOSS)         (75,904)         (72,530)               -           89,774         (112,825)          (5,036)
                                 -------------    -------------    -------------    -------------    -------------    -------------
Investment gains and (losses):
  Net realized gains (losses)         (559,236)        (951,766)               -         (780,247)         (66,992)         (67,522)
  Realized gain distributions                -                -                -          293,691          139,893                -
  Net unrealized gains (losses)     (1,641,931)      (1,170,718)               -       (1,109,781)       1,229,170            6,320
                                 -------------    -------------    -------------    -------------    -------------    -------------
  NET REALIZED AND UNREALIZED
     INVESTMENT GAINS (LOSSES)      (2,201,167)      (2,122,484)               -       (1,596,337)       1,302,071          (61,202)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                     $  (2,277,071)   $  (2,195,014)   $           -    $  (1,506,563)   $   1,189,246    $     (66,238)
===================================================================================================================================

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                    VAN ECK        JANUS ASPEN                                       JANUS ASPEN       JANUS ASPEN
                                   WORLDWIDE         SERIES         JANUS ASPEN      JANUS ASPEN       SERIES             SERIES
                                    EMERGING         CAPITAL          SERIES           SERIES          FLEXIBLE       INTERNATIONAL
FOR THE PERIOD ENDED                MARKETS       APPRECIATION        GROWTH           BALANCED         INCOME            GROWTH
DECEMBER 31, 2002                     FUND        PORTFOLIO (IS)   PORTFOLIO (IS)   PORTFOLIO (IS)   PORTFOLIO (IS)   PORTFOLIO (IS)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividend income                $       2,487    $     135,725    $           -    $     723,093    $     723,763    $      91,762
                                 -------------    -------------    -------------    -------------    -------------    -------------
                                         2,487          135,725                -          723,093          723,763           91,762
                                 -------------    -------------    -------------    -------------    -------------    -------------
Expenses:
  Mortality, expense risk and
     administrative charges             18,822          344,257          222,170          431,504          210,893          159,841
                                 -------------    -------------    -------------    -------------    -------------    -------------
                                        18,822          344,257          222,170          431,504          210,893          159,841
                                 -------------    -------------    -------------    -------------    -------------    -------------
  NET INVESTMENT INCOME (LOSS)         (16,335)        (208,532)        (222,170)         291,589          512,870          (68,079)
                                 -------------    -------------    -------------    -------------    -------------    -------------
Investment gains and (losses):
  Net realized gains (losses)         (333,351)      (4,792,279)      (4,759,092)      (2,097,093)         181,415       (2,472,461)
  Realized gain distributions                -                -                -                -                -                -
  Net unrealized gains (losses)        299,604          382,849         (190,804)        (803,210)         603,822         (486,297)
                                 -------------    -------------    -------------    -------------    -------------    -------------
  NET REALIZED AND UNREALIZED
     INVESTMENT GAINS (LOSSES)         (33,747)      (4,409,430)      (4,949,896)      (2,900,303)         785,237       (2,958,758)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                     $     (50,082)   $  (4,617,962)   $  (5,172,066)   $  (2,608,714)   $   1,298,107    $  (3,026,837)
===================================================================================================================================

                                  JANUS ASPEN       JANUS ASPEN                                      JANUS ASPEN      JANUS ASPEN
                                    SERIES           SERIES        JANUS ASPEN      JANUS ASPEN         SERIES           SERIES
                                   WORLDWIDE         CAPITAL          SERIES          SERIES           FLEXIBLE       INTERNATIONAL
FOR THE PERIOD ENDED                GROWTH         APPRECIATION       GROWTH          BALANCED          INCOME           GROWTH
DECEMBER 31, 2002                PORTFOLIO (IS)   PORTFOLIO (SS)   PORTFOLIO (SS)   PORTFOLIO (SS)   PORTFOLIO (SS)   PORTFOLIO (SS)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividend income                $     146,485    $           3    $           -    $       3,900    $       2,351    $         301
                                 -------------    -------------    -------------    -------------    -------------    -------------
                                       146,485                3                -            3,900            2,351              301
                                 -------------    -------------    -------------    -------------    -------------    -------------
Expenses:
  Mortality, expense risk and
     administrative charges            250,196               12                -            2,414              940              542
                                 -------------    -------------    -------------    -------------    -------------    -------------
                                       250,196               12                -            2,414              940              542
                                 -------------    -------------    -------------    -------------    -------------    -------------
  NET INVESTMENT INCOME (LOSS)        (103,711)              (9)               -            1,486            1,411             (241)
                                 -------------    -------------    -------------    -------------    -------------    -------------
Investment gains and (losses):
  Net realized gains (losses)       (5,944,960)              (4)               -             (281)              35             (453)
  Realized gain distributions                -                -                -                -                -                -
  Net unrealized gains (losses)        801,362             (161)               -          (15,177)           4,754          (11,256)
                                 -------------    -------------    -------------    -------------    -------------    -------------
  NET REALIZED AND UNREALIZED
     INVESTMENT GAINS (LOSSES)      (5,143,598)            (165)               -          (15,458)           4,789          (11,709)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                    $  (5,247,309)   $        (174)   $           -    $     (13,972)   $       6,200    $     (11,950)
===================================================================================================================================

                                  JANUS ASPEN                                         AMERICAN                         TEMPLETON
                                    SERIES           ALLIANCE        ALLIANCE        CENTURY VP        AMERICAN        DEVELOPING
                                   WORLDWIDE         PREMIER        GROWTH AND        INCOME &        CENTURY VP         MARKETS
FOR THE PERIOD ENDED                GROWTH           GROWTH           INCOME           GROWTH           VALUE          SECURITIES
DECEMBER 31, 2002                PORTFOLIO (SS)     PORTFOLIO        PORTFOLIO          FUND             FUND             FUND
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividend income                $          12    $           -    $     108,178    $      35,755    $     112,191    $      10,333
                                 -------------    -------------    -------------    -------------    -------------    -------------
                                            12                -          108,178           35,755          112,191           10,333
                                 -------------    -------------    -------------    -------------    -------------    -------------
Expenses:
  Mortality, expense risk and
     administrative charges                 28           86,232          269,763           45,651          181,823            9,818
                                 -------------    -------------    -------------    -------------    -------------    -------------
                                            28           86,232          269,763           45,651          181,823            9,818
                                 -------------    -------------    -------------    -------------    -------------    -------------
  NET INVESTMENT INCOME (LOSS)             (16)         (86,232)        (161,585)          (9,896)         (69,632)             515
                                 -------------    -------------    -------------    -------------    -------------    -------------
Investment gains and (losses):
  Net realized gains (losses)                -       (1,728,961)      (1,327,363)        (296,977)      (1,013,693)         (27,961)
  Realized gain distributions                -                -          664,980                -          725,727                -
  Net unrealized gains (losses)           (604)        (662,276)      (4,643,721)        (487,628)      (1,887,724)           5,682
                                 -------------    -------------    -------------    -------------    -------------    -------------
  NET REALIZED AND UNREALIZED
     INVESTMENT GAINS (LOSSES)            (604)      (2,391,237)      (5,306,104)        (784,605)      (2,175,690)         (22,279)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                     $        (620)   $  (2,477,469)   $  (5,467,689)   $    (794,501)   $  (2,245,322)   $     (21,764)
===================================================================================================================================

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                                          VAN
                                                                                        VAN             KAMPEN
                                   TEMPLETON          LAZARD           LAZARD          KAMPEN          EMERGING
                                 GLOBAL ASSET      RETIREMENT       RETIREMENT     INTERNATIONAL        MARKETS
FOR THE PERIOD ENDED              ALLOCATION         EQUITY          SMALL CAP         MAGNUM           EQUITY
DECEMBER 31, 2002                    FUND           PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividend income                $      27,084    $       1,170    $           -    $       9,061    $           -
                                 -------------    -------------    -------------    -------------    -------------
                                        27,084            1,170                -            9,061                -
                                 -------------    -------------    -------------    -------------    -------------
Expenses:
  Mortality, expense risk and
     administrative charges             20,188           24,049           89,640           14,175            5,322
                                 -------------    -------------    -------------    -------------    -------------
                                        20,188           24,049           89,640           14,175            5,322
                                 -------------    -------------    -------------    -------------    -------------
  NET INVESTMENT INCOME (LOSS)           6,896          (22,879)         (89,640)          (5,114)          (5,322)
                                 -------------    -------------    -------------    -------------    -------------
Investment gains and (losses):
  Net realized gains (losses)          (62,127)         (55,457)        (228,948)        (345,682)         (10,052)
  Realized gain distributions                -                -           25,897                -                -
  Net unrealized gains (losses)        (45,926)        (265,424)      (1,317,104)         167,192          (21,651)
                                 -------------    -------------    -------------    -------------    -------------
  NET REALIZED AND UNREALIZED
     INVESTMENT GAINS (LOSSES)        (108,053)        (320,881)      (1,520,155)        (178,490)         (31,703)
------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                     $    (101,157)   $    (343,760)   $  (1,609,795)   $    (183,604)   $     (37,025)
==================================================================================================================

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        FEDERATED
                                       FEDERATED       FEDERATED          HIGH        FIDELITY VIP    FIDELITY VIP
                                         PRIME          CAPITAL          INCOME          EQUITY-          ASSET       FIDELITY VIP
FOR THE PERIOD ENDED                     MONEY          INCOME            BOND           INCOME          MANAGER        INDEX 500
DECEMBER 31, 2002                       FUND II         FUND II          FUND II        PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)       $      (2,042)  $     204,385   $     842,306   $      59,994   $     234,570   $      (8,686)
  Realized gains (losses)                        -      (1,161,491)       (949,440)     (2,841,974)       (836,942)    (10,718,026)
  Realized gain distributions                    -               -               -         436,125               -               -
  Unrealized gains (losses)                      -        (485,111)        150,186      (1,624,323)       (357,377)     (1,412,822)
                                     -------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                                (2,042)     (1,442,217)         43,052      (3,970,178)       (959,749)    (12,139,534)
                                     -------------   -------------   -------------   -------------   -------------   -------------
From capital transactions:
  Net premiums/deposits                  1,072,305         109,496         272,138         181,012          39,510         182,523
  Death Benefits                        (1,206,203)       (144,795)       (374,944)       (422,037)       (443,279)       (774,175)
  Surrenders                            (8,148,964)       (406,816)       (551,331)       (580,328)       (286,165)     (2,004,726)
  Withdrawals                           (4,784,104)       (310,990)       (675,983)       (918,167)       (449,215)     (2,367,259)
  Transfers in (out of)
    subaccounts/fixed accounts,
    net - Note 1                         4,467,326        (654,282)      3,321,543         256,393        (279,456)     (2,525,982)
  Policy fees                              (33,281)         (1,828)         (3,222)        (11,379)         (3,507)        (26,325)
                                     -------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  TRANSACTIONS                          (8,632,921)     (1,409,215)      1,988,201      (1,494,506)     (1,422,112)     (7,515,944)
                                     -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets       (8,634,963)     (2,851,432)      2,031,253      (5,464,684)     (2,381,861)    (19,655,478)
Net assets at beginning of period       39,498,745       6,317,995       9,824,016      21,971,019       9,715,533      54,123,676
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD          $  30,863,782   $   3,466,563   $  11,855,269   $  16,506,335   $   7,333,672   $  34,468,198
==================================================================================================================================

FOR THE PERIOD ENDED
DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)       $     719,991   $     118,732   $     676,786   $     (18,177)  $     227,410   $    (181,742)
  Realized gains (losses)                        -        (237,318)       (830,265)       (931,741)       (312,611)     (2,419,452)
  Realized gain distributions                    -               -               -         647,902         135,802               -
  Unrealized gains (losses)                      -        (911,851)         34,436        (724,503)       (574,819)     (4,362,069)
                                     -------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                               719,991      (1,030,437)       (119,043)     (1,026,519)       (524,218)     (6,963,263)
                                     -------------   -------------   -------------   -------------   -------------   -------------
From capital transactions:
  Net premiums/deposits                 23,317,905         854,021       1,670,052       5,110,616         954,093       6,701,785
  Death Benefits                          (739,858)        (61,569)        (16,474)       (170,093)        (56,670)       (394,679)
  Surrenders                            (2,703,883)       (171,144)       (273,844)       (386,449)       (178,756)       (926,106)
  Withdrawals                           (3,219,446)       (335,239)       (491,626)       (623,638)       (375,090)     (1,266,059)
  Transfers in (out of)
    subaccounts/fixed accounts,
    net - Note 1                       (12,228,022)      1,353,501       2,765,394       5,502,021       1,027,491       9,101,662
                                     -------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  TRANSACTIONS                           4,426,696       1,639,570       3,653,502       9,432,457       1,371,068      13,216,603
                                     -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets        5,146,687         609,133       3,534,459       8,405,938         846,850       6,253,340
Net assets at beginning of period       34,352,058       5,708,862       6,289,557      13,565,081       8,868,683      47,870,336
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD          $  39,498,745   $   6,317,995   $   9,824,016   $  21,971,019   $   9,715,533   $  54,123,676
==================================================================================================================================

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         ALGER                           ALGER           ALGER
                                                        AMERICAN          ALGER         AMERICAN        AMERICAN          MFS
                                     FIDELITY VIP         SMALL          AMERICAN        MIDCAP         LEVERAGED       EMERGING
FOR THE PERIOD ENDED                   CONTRAFUND    CAPITALIZATION       GROWTH         GROWTH          ALLCAP          GROWTH
DECEMBER 31, 2002                      PORTFOLIO        PORTFOLIO        PORTFOLIO      PORTFOLIO       PORTFOLIO        SERIES
----------------------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)       $    (122,783)  $    (100,952)  $    (369,844)  $    (381,378)  $     (49,638)  $    (236,800)
  Realized gains (losses)               (1,842,077)     (1,802,188)     (7,832,828)    (12,185,033)       (533,842)     (5,679,086)
  Realized gain distributions                    -               -               -               -               -               -
  Unrealized gains (losses)               (629,841)       (481,632)     (3,422,661)      2,047,986        (973,693)     (1,733,338)
                                     -------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                            (2,594,701)     (2,384,772)    (11,625,333)    (10,518,425)     (1,557,173)     (7,649,224)
                                     -------------   -------------   -------------   -------------   -------------   -------------
From capital transactions:
  Net premiums/deposits                    247,164          98,657         274,806         335,738         106,073         150,391
  Death Benefits                          (755,821)        (38,304)       (454,331)       (224,776)        (37,915)       (405,497)
  Surrenders                            (1,231,355)       (292,746)     (1,244,453)     (1,423,983)       (135,246)       (566,534)
  Withdrawals                           (1,129,799)       (332,198)     (1,573,638)     (1,200,525)       (116,581)       (657,200)
  Transfers in (out of)
    subaccounts/fixed accounts,
    net-  Note 1                          (972,707)       (715,177)     (1,817,432)     (3,526,999)        (38,733)     (1,274,605)
  Policy fees                              (14,550)         (4,504)        (16,562)        (13,155)         (2,086)        (12,887)
                                     -------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  TRANSACTIONS                          (3,857,068)     (1,284,272)     (4,831,610)     (6,053,700)       (224,488)     (2,766,332)
                                     -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets       (6,451,769)     (3,669,044)    (16,456,943)    (16,572,125)     (1,781,661)    (10,415,556)
Net assets at beginning of period       26,569,658       9,273,582      35,921,845      34,914,984       4,404,206      22,983,684
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD          $  20,117,889   $   5,604,538   $  19,464,902   $  18,342,859   $   2,622,545   $  12,568,128
==================================================================================================================================

FOR THE PERIOD ENDED
DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)       $    (170,113)  $    (131,669)  $    (463,694)  $    (459,427)  $     (48,809)  $    (357,009)
  Realized gains (losses)               (2,059,963)     (3,933,985)     (2,190,782)     (1,792,963)       (598,207)       (138,538)
  Realized gain distributions              808,358               -       4,775,767      13,015,820         116,901       1,669,851
  Unrealized gains (losses)             (2,766,714)        578,131      (7,664,818)    (13,205,808)          7,821     (11,872,872)
                                     -------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                            (4,188,432)     (3,487,523)     (5,543,527)     (2,442,378)       (522,294)    (10,698,568)
                                     -------------   -------------   -------------   -------------   -------------   -------------
From capital transactions:
  Net premiums/deposits                  3,434,423       1,452,122       4,097,835       5,463,034       2,157,378       2,516,517
  Death Benefits                          (190,993)        (67,178)       (175,037)       (155,335)        (46,813)       (125,602)
  Surrenders                              (425,723)       (167,149)       (774,346)       (300,655)        (11,679)       (427,781)
  Withdrawals                             (760,414)       (331,613)     (1,642,460)       (843,045)        (54,747)     (1,134,876)
  Transfers in (out of)
    subaccounts/fixed accounts,
    net - Note 1                        (1,180,861)      1,158,330       1,198,937       2,632,643         738,956       5,300,071
                                     -------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  TRANSACTIONS                             876,432       2,044,512       2,704,929       6,796,642       2,783,095       6,128,329
                                     -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets       (3,312,000)     (1,443,011)     (2,838,598)      4,354,264       2,260,801      (4,570,239)
Net assets at beginning of period       29,881,658      10,716,593      38,760,443      30,560,720       2,143,405      27,553,923
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD          $  26,569,658   $   9,273,582   $  35,921,845   $  34,914,984   $   4,404,206   $  22,983,684
==================================================================================================================================

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                      FIRST EAGLE        VAN ECK
                                                          MFS              MFS            MFS           SOGEN           WORLDWIDE
                                          MFS           INVESTORS        LIMITED         TOTAL         OVERSEAS            HARD
FOR THE PERIOD ENDED                   RESEARCH           TRUST         MATURITY         RETURN        VARIABLE           ASSETS
DECEMBER 31, 2002                       SERIES           SERIES          SERIES          SERIES          FUND              FUND
----------------------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)       $     (75,904)  $     (72,530)  $           -   $      89,774   $    (112,825)  $      (5,036)
  Realized gains (losses)                 (559,236)       (951,766)              -        (780,247)        (66,992)        (67,522)
  Realized gain distributions                    -               -               -         293,691         139,893               -
  Unrealized gains (losses)             (1,641,931)     (1,170,718)              -      (1,109,781)      1,229,170           6,320
                                     -------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                            (2,277,071)     (2,195,014)              -      (1,506,563)      1,189,246         (66,238)
                                     -------------   -------------   -------------   -------------   -------------   -------------
From capital transactions:
  Net premiums/deposits                     76,617          78,150               -         203,487         210,393             670
  Death Benefits                           (46,593)       (638,912)              -        (397,080)        (55,186)        (51,593)
  Surrenders                              (353,279)       (260,905)              -      (1,052,140)     (1,160,705)        (49,603)
  Withdrawals                             (251,750)       (401,841)              -        (941,517)       (483,288)        (27,810)
  Transfers in (out of)
    subaccounts/fixed accounts,
    net-  Note 1                        (2,728,251)       (340,657)              -       1,754,754       1,459,022         104,971
  Policy fees                               (7,040)         (3,806)              -         (10,700)         (4,205)           (331)
                                     -------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  TRANSACTIONS                          (3,310,296)     (1,567,971)              -        (443,196)        (33,969)        (23,696)
                                     -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets       (5,587,367)     (3,762,985)              -      (1,949,759)      1,155,277         (89,934)
Net assets at beginning of period       10,414,959      10,537,968               -      21,246,850       8,555,441         748,832
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD          $   4,827,592   $   6,774,983   $           -   $  19,297,091   $   9,710,718   $     658,898
==================================================================================================================================

FOR THE PERIOD ENDED
DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)       $    (132,525)  $     (98,087)  $         (16)  $      42,179   $     271,599   $      (3,629)
  Realized gains (losses)               (4,067,875)       (134,304)            373          25,432         673,934         (21,257)
  Realized gain distributions            1,119,650         271,011               -         376,860         630,943               -
  Unrealized gains (losses)                692,586      (2,011,662)           (302)       (557,332)     (1,245,885)        (78,987)
                                     -------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                            (2,388,164)     (1,973,042)             55        (112,861)        330,591        (103,873)
                                     -------------   -------------   -------------   -------------   -------------   -------------
From capital transactions:
  Net premiums/deposits                  1,511,887       2,187,017           6,795       5,763,527       2,284,715         242,179
  Death Benefits                           (77,175)        (37,861)              -        (137,019)        (41,308)           (295)
  Surrenders                              (202,078)       (164,902)              -        (311,716)       (160,930)        (59,460)
  Withdrawals                             (202,194)       (380,747)              -        (443,602)        (85,260)        (14,546)
  Transfers in (out of)
    subaccounts/fixed accounts,
    net - Note 1                         2,876,995         801,562         (22,271)      7,012,256         510,570          82,568
                                     -------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  TRANSACTIONS                           3,907,435       2,405,069         (15,476)     11,883,446       2,507,787         250,446
                                     -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets        1,519,271         432,027         (15,421)     11,770,585       2,838,378         146,573
Net assets at beginning of period        8,895,688      10,105,941          15,421       9,476,265       5,717,063         602,259
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD          $  10,414,959   $  10,537,968   $           -   $  21,246,850   $   8,555,441   $     748,832
==================================================================================================================================

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                        VAN ECK      JANUS ASPEN                                    JANUS ASPEN      JANUS ASPEN
                                       WORLDWIDE       SERIES        JANUS ASPEN     JANUS ASPEN      SERIES            SERIES
                                        EMERGING       CAPITAL         SERIES         SERIES          FLEXIBLE      INTERNATIONAL
FOR THE PERIOD ENDED                    MARKETS     APPRECIATION       GROWTH         BALANCED         INCOME          GROWTH
DECEMBER 31, 2002                         FUND      PORTFOLIO (IS)  PORTFOLIO (IS)  PORTFOLIO (IS)  PORTFOLIO (IS)  PORTFOLIO (IS)
----------------------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)       $     (16,335)  $    (208,532)  $    (222,170)  $     291,589   $     512,870   $     (68,079)
  Realized gains (losses)                 (333,351)     (4,792,279)     (4,759,092)     (2,097,093)        181,415      (2,472,461)
  Realized gain distributions                    -               -               -               -               -               -
  Unrealized gains (losses)                299,604         382,849        (190,804)       (803,210)        603,822        (486,297)
                                     -------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                               (50,082)     (4,617,962)     (5,172,066)     (2,608,714)      1,298,107      (3,026,837)
                                     -------------   -------------   -------------   -------------   -------------   -------------
From capital transactions:
  Net premiums/deposits                     63,433          92,804          24,041         545,504         294,320         111,370
  Death Benefits                                 -        (418,979)       (452,856)       (684,814)       (205,801)       (105,760)
  Surrenders                              (109,826)       (716,038)       (846,000)     (1,140,665)       (930,990)       (406,591)
  Withdrawals                              (32,020)     (1,248,036)       (776,542)     (1,571,242)       (761,308)       (427,233)
  Transfers in (out of)
    subaccounts/fixed accounts,
    net-  Note 1                          (122,310)     (2,540,146)     (2,030,530)       (546,278)      6,045,964      (1,251,622)
  Policy fees                               (1,016)        (17,705)        (10,586)        (12,703)         (4,149)         (7,308)
                                     -------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  TRANSACTIONS                            (201,739)     (4,848,100)     (4,092,473)     (3,410,198)      4,438,036      (2,087,144)
                                     -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets         (251,821)     (9,466,062)     (9,264,539)     (6,018,912)      5,736,143      (5,113,981)
Net assets at beginning of period        1,406,649      28,953,598      20,658,376      32,633,356      12,307,122      13,449,530
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD          $   1,154,828   $  19,487,536   $  11,393,837   $  26,614,444   $  18,043,265   $   8,335,549
==================================================================================================================================

FOR THE PERIOD ENDED
DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)       $     (21,002)  $     (57,067)  $    (317,206)  $     402,577   $     433,637   $     (62,017)
  Realized gains (losses)                   (1,634)     (3,505,497)     (3,923,115)       (256,525)         57,263      (5,301,406)
  Realized gain distributions                    -               -          44,478               -               -               -
  Unrealized gains (losses)                (34,779)     (4,525,839)     (2,872,958)     (1,786,666)       (129,051)      1,511,212
                                     -------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                               (57,415)     (8,088,403)     (7,068,801)     (1,640,614)        361,849      (3,852,211)
                                     -------------   -------------   -------------   -------------   -------------   -------------
From capital transactions:
  Net premiums/deposits                     44,338       3,063,663       3,886,526       8,324,249       2,533,330       2,354,922
  Death Benefits                            (7,821)       (189,096)       (138,514)       (257,154)        (64,683)       (100,329)
  Surrenders                               (29,114)       (339,989)       (440,841)       (349,173)        (32,943)        (93,662)
  Withdrawals                              (21,669)     (1,086,152)       (747,119)     (1,111,478)       (202,194)       (479,325)
  Transfers in (out of)
    subaccounts/fixed accounts,
    net - Note 1                               392       5,282,799       1,964,870       4,979,883       6,000,702         762,586
                                     -------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  TRANSACTIONS                             (13,874)      6,731,225       4,524,922      11,586,327       8,234,212       2,444,192
                                     -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets          (71,289)     (1,357,178)     (2,543,879)      9,945,713       8,596,061      (1,408,019)
Net assets at beginning of period        1,477,938      30,310,776      23,202,255      22,687,643       3,711,061      14,857,549
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD          $   1,406,649   $  28,953,598   $  20,658,376   $  32,633,356   $  12,307,122   $  13,449,530
==================================================================================================================================

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                       JANUS ASPEN     JANUS ASPEN                                   JANUS ASPEN     JANUS ASPEN
                                         SERIES          SERIES       JANUS ASPEN    JANUS ASPEN        SERIES          SERIES
                                        WORLDWIDE        CAPITAL       SERIES          SERIES          FLEXIBLE     INTERNATIONAL
                                         GROWTH       APPRECIATION      GROWTH         BALANCED         INCOME          GROWTH
FOR THE PERIOD ENDED                  PORTFOLIO(IS)   PORTFOLIO(SS)  PORTFOLIO(SS)   PORTFOLIO(SS)   PORTFOLIO(SS)   PORTFOLIO(SS)
DECEMBER 31, 2002                                          (1)            (1)            (1)              (1)            (1)
----------------------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)       $    (103,711)  $          (9)  $           -   $       1,486   $       1,411   $        (241)
  Realized gains (losses)               (5,944,960)             (4)              -            (281)             35            (453)
  Realized gain distributions                    -               -               -               -               -               -
  Unrealized gains (losses)                801,362            (161)              -         (15,177)          4,754         (11,256)
                                     -------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                            (5,247,309)           (174)              -         (13,972)          6,200         (11,950)
                                     -------------   -------------   -------------   -------------   -------------   -------------
From capital transactions:
  Net premiums/deposits                     50,052               -               -           1,625               -             250
  Death Benefits                          (240,906)              -               -               -               -               -
  Surrenders                              (584,025)              -               -               -               -          (2,584)
  Withdrawals                             (794,838)              -               -               -               -               -
  Transfers in (out of)
    subaccounts/fixed accounts,
    net-  Note 1                        (1,911,765)              -               -         151,360          76,400          51,800
  Policy fees                              (12,488)             (4)              -             (41)             (5)              -
                                     -------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  TRANSACTIONS                          (3,493,970)             (4)              -         152,944          76,395          49,466
                                     -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets       (8,741,279)           (178)              -         138,972          82,595          37,516
Net assets at beginning of period       21,614,918           1,018               -          51,450           1,121           2,642
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD          $  12,873,639   $         840   $           -   $     190,422   $      83,716   $      40,158
==================================================================================================================================

FOR THE PERIOD ENDED
DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)       $    (226,717)  $          (3)  $           -   $         214   $          21   $         (11)
  Realized gains (losses)               (9,216,515)             (1)              -              (5)              -              (1)
  Realized gain distributions                    -               -               -               -               -               -
  Unrealized gains (losses)              2,982,085             (78)              -              11               -             (46)
                                     -------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                            (6,461,147)            (82)              -             220              21             (58)
                                     -------------   -------------   -------------   -------------   -------------   -------------
From capital transactions:
  Net premiums/deposits                  4,005,400           1,100               -          38,056           1,100           2,700
  Death Benefits                          (181,462)              -               -               -               -               -
  Surrenders                              (302,196)              -               -               -               -               -
  Withdrawals                             (558,141)              -               -               -               -               -
  Transfers in (out of)
    subaccounts/fixed accounts,
    net- Note 1                          1,162,995               -               -          13,174               -               -
                                     -------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  TRANSACTIONS                           4,126,596           1,100               -          51,230           1,100           2,700
                                     -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets       (2,334,551)          1,018               -          51,450           1,121           2,642
Net assets at beginning of period       23,949,469               -               -               -               -               -
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD          $  21,614,918   $       1,018   $           -   $      51,450   $       1,121   $       2,642
==================================================================================================================================

(1)Inception date May 1, 2001.

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                       JANUS ASPEN                                       AMERICAN                      TEMPLETON
                                         SERIES           ALLIANCE       ALLIANCE       CENTURY VP      AMERICAN       DEVELOPING
                                        WORLDWIDE          PREMIER      GROWTH AND       INCOME &      CENTURY VP        MARKETS
                                          GROWTH           GROWTH         INCOME          GROWTH         VALUE         SECURITIES
FOR THE PERIOD ENDED                  PORTFOLIO (SS)      PORTFOLIO      PORTFOLIO         FUND           FUND            FUND
DECEMBER 31, 2002                          (1)
----------------------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)       $         (16)  $     (86,232)  $    (161,585)  $      (9,896)  $     (69,632)  $         515
  Realized gains (losses)                        -      (1,728,961)     (1,327,363)       (296,977)     (1,013,693)        (27,961)
  Realized gain distributions                    -               -         664,980               -         725,727               -
  Unrealized gains (losses)                   (604)       (662,276)     (4,643,721)       (487,628)     (1,887,724)          5,682
                                     -------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                                  (620)     (2,477,469)     (5,467,689)       (794,501)     (2,245,322)        (21,764)
                                     -------------   -------------   -------------   -------------   -------------   -------------
From capital transactions:
  Net premiums/deposits                          -         162,171         672,095          64,421         239,582           4,799
  Death Benefits                                 -        (108,734)       (268,997)        (51,777)        (87,413)         (1,744)
  Surrenders                                     -        (239,338)       (812,252)       (101,177)       (438,532)         (6,898)
  Withdrawals                                    -        (216,051)       (966,699)       (108,653)       (662,822)        (29,149)
  Transfers in (out of)
    subaccounts/fixed accounts,
    net- Note 1                                  -         (42,788)      1,326,259         269,351       3,056,950         273,640
  Policy fees                                   (3)         (3,009)         (6,603)         (1,056)         (4,974)           (306)
                                     -------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  TRANSACTIONS                                  (3)       (447,749)        (56,197)         71,109       2,102,791         240,342
                                     -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets             (623)     (2,925,218)     (5,523,886)       (723,392)       (142,531)        218,578
Net assets at beginning of period            2,320       7,625,698      20,959,442       3,641,710      12,651,824         619,116
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD          $       1,697   $   4,700,480   $  15,435,556   $   2,918,318   $  12,509,293   $     837,694
==================================================================================================================================

FOR THE PERIOD ENDED
DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)       $          (6)  $     (69,185)  $    (120,015)  $     (20,517)  $     (64,076)  $      (2,675)
  Realized gains (losses)                        1        (638,324)         19,611         (65,717)        183,633         (33,761)
  Realized gain distributions                    -         347,052         518,452               -               -               -
  Unrealized gains (losses)                    326      (1,012,337)       (647,856)       (134,120)      1,007,488         (17,474)
                                     -------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                                   321      (1,372,794)       (229,808)       (220,354)      1,127,045         (53,910)
                                     -------------   -------------   -------------   -------------   -------------   -------------
From capital transactions:
  Net premiums/deposits                      1,999       2,602,458       8,495,996       1,708,404       4,006,157         379,834
  Death Benefits                                 -         (29,334)        (29,589)              -         (49,245)         (5,269)
  Surrenders                                     -         (61,538)        (42,837)         (7,160)        (82,134)        (37,049)
  Withdrawals                                    -        (150,914)       (478,613)        (64,726)       (240,646)         (2,991)
  Transfers in (out of)
    subaccounts/fixed accounts,
    net- Note 1                                  -       1,463,352       7,361,889         661,281       6,510,219         160,667
                                     -------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  TRANSACTIONS                               1,999       3,824,024      15,306,846       2,297,799      10,144,351         495,192
                                     -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets            2,320       2,451,230      15,077,038       2,077,445      11,271,396         441,282
Net assets at beginning of period                -       5,174,468       5,882,404       1,564,265       1,380,428         177,834
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD          $       2,320   $   7,625,698   $  20,959,442   $   3,641,710   $  12,651,824   $     619,116
==================================================================================================================================

(1)Inception date May 1, 2001.

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                              VAN
                                       TEMPLETON                                             VAN             KAMPEN
                                         GLOBAL           LAZARD           LAZARD          KAMPEN          EMERGING
                                         ASSET          RETIREMENT       RETIREMENT     INTERNATIONAL       MARKETS
FOR THE PERIOD ENDED                   ALLOCATION         EQUITY          SMALL CAP         MAGNUM           EQUITY
DECEMBER 31, 2002                        FUND           PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)       $       6,896   $     (22,879)  $     (89,640)  $      (5,114)  $      (5,322)
  Realized gains (losses)                  (62,127)        (55,457)       (228,948)       (345,682)        (10,052)
  Realized gain distributions                    -               -          25,897               -               -
  Unrealized gains (losses)                (45,926)       (265,424)     (1,317,104)        167,192         (21,651)
                                     -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                              (101,157)       (343,760)     (1,609,795)       (183,604)        (37,025)
                                     -------------   -------------   -------------   -------------   -------------
From capital transactions:
  Net premiums/deposits                        996           5,472          98,715          10,457          47,817
  Death Benefits                            (8,713)         (7,470)        (31,404)           (374)         (9,787)
  Surrenders                                (3,677)         (9,028)       (504,294)         (8,977)         (4,406)
  Withdrawals                              (91,933)       (133,942)       (364,762)       (136,398)         (2,388)
  Transfers in (out of)
    subaccounts/fixed accounts,
    net- Note 1                            340,696          86,836       1,560,291         116,107         (28,394)
  Policy fees                                 (359)           (307)         (2,504)           (656)           (253)
                                     -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  TRANSACTIONS                             237,010         (58,439)        756,042         (19,841)          2,589
                                     -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets          135,853        (402,199)       (853,753)       (203,445)        (34,436)
Net assets at beginning of period        1,248,139       1,885,574       5,937,511       1,016,441         343,641
------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD          $   1,383,992   $   1,483,375   $   5,083,758   $     812,996   $     309,205
==================================================================================================================

FOR THE PERIOD ENDED
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)       $        (610)  $     (14,924)  $     (38,851)  $      (8,094)  $      (3,885)
  Realized gains (losses)                  (35,411)         24,373          40,083         (23,655)       (106,729)
  Realized gain distributions               81,724               -         339,456               -               -
  Unrealized gains (losses)               (134,205)         20,880         345,373        (167,385)         95,646
                                     -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                               (88,502)         30,329         686,061        (199,134)        (14,968)
                                     -------------   -------------   -------------   -------------   -------------
From capital transactions:
  Net premiums/deposits                    972,347         832,837       1,592,300         226,089         124,135
  Death Benefits                            (6,861)              -               -               -               -
  Surrenders                                  (958)         (8,793)        (93,290)        (13,189)           (175)
  Withdrawals                              (51,169)       (111,337)        (99,861)        (90,398)         (5,018)
  Transfers in (out of)
    subaccounts/fixed accounts,
    net- Note 1                            272,844         254,878       2,810,445         209,282          27,108
                                     -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  TRANSACTIONS                           1,186,203         967,585       4,209,594         331,784         146,050
                                     -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets        1,097,701         997,914       4,895,655         132,650         131,082
Net assets at beginning of period          150,438         887,660       1,041,856         883,791         212,559
------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD          $   1,248,139   $   1,885,574   $   5,937,511   $   1,016,441   $     343,641
==================================================================================================================

                 See accompanying Notes to Financial Statements.

                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

NOTE 1. ORGANIZATION

     Valley Forge Life Insurance Company Variable Annuity Separate Account ("Variable Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a separate account of Valley Forge Life Insurance Company ("VFL"). The Variable Account began operations on February 3, 1997. The assets of the Variable Account are segregated from VFL's general account and its other separate accounts. VFL is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly owned by CNA Financial Corporation ("CNAF"). Loews Corporation owned approximately 90% of the outstanding common stock of CNAF at December 31, 2002.

     Effective July 1, 2002, the Company entered into an agreement, whereby The Phoenix Companies, Inc. acquired the variable life and annuity business of VFL through a coinsurance arrangement, with modified coinsurance on the separate accounts.

     VFL sells a wide range of life insurance products, including the Capital Select Variable Annuity Contract, the Capital Select Plus Variable Annuity Contract and the Capital AAdvantage Variable Annuity Contract (collectively, the "Contracts"). Under the terms of the Contracts, contractholders select where the net purchase payments of the Contracts are invested. The contractholder may choose to invest in either the Variable Account, Fixed Account I or Fixed Account II (collectively, the "Fixed Accounts") or both the Variable Account and the Fixed Accounts.

     The Variable Account currently offers 34 subaccounts each of which invests in shares of corresponding funds ("Funds"), in which the contractholders bear all of the investment risk. Each Fund is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by an investment advisor ("Investment Advisor") which is registered with the Securities and Exchange Commission. The Investment Advisors and subaccounts are identified here.

INVESTMENT ADVISOR:
 FUND/SUBACCOUNT

FEDERATED INVESTMENT MANAGEMENT COMPANY:
 Federated Prime Money Fund II
 Federated Capital Income Fund II
 Federated High Income Bond Fund II

FIDELITY MANAGEMENT & RESEARCH COMPANY:
 Fidelity Variable Insurance Products Fund Equity-Income Portfolio ("Fidelity
    Equity-Income Portfolio")
 Fidelity Variable Insurance Products Fund Asset Manager Portfolio ("Fidelity
    Asset Manager Portfolio")
 Fidelity Variable Insurance Products Fund Index 500 Portfolio ("Fidelity Index
    500 Portfolio")
 Fidelity Variable Insurance Products Fund Contrafund Portfolio ("Fidelity
    Contrafund Portfolio")

FRED ALGER MANAGEMENT, INC.:
 Alger American Small Capitalization Portfolio
 Alger American Growth Portfolio
 Alger American MidCap Growth Portfolio
 Alger American Leveraged AllCap Portfolio

JANUS CAPITAL CORPORATION:  *
 Janus Aspen Series Capital Appreciation Portfolio
 Janus Aspen Series Growth Portfolio
 Janus Aspen Series Balanced Portfolio
 Janus Aspen Series Flexible Income Portfolio
 Janus Aspen Series International Growth Portfolio
 Janus Aspen Series Worldwide Growth Portfolio

ALLIANCE CAPITAL MANAGEMENT, L.P.:
 Alliance Premier Growth Portfolio
 Alliance Growth and Income Portfolio

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC:
 American Century VP Income & Growth Fund
 American Century VP Value Fund

ARNOLD AND S. BLEICHROEDER ADVISERS, INC.:
 First Eagle SoGen Overseas Variable Fund

                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2002

INVESTMENT ADVISOR:
FUND/SUBACCOUNT

MFS INVESTMENT MANAGEMENT:
 MFS Emerging Growth Series
 MFS Research Series
 MFS Investors Trust Series
    (formerly known as MFS Growth with Income Series)
 MFS Limited Maturity Series
    (Closed to new investments)
 MFS Total Return Series

VAN ECK ASSOCIATES CORPORATION:
 Van Eck Worldwide Hard Assets Fund
 Van Eck Worldwide Emerging Markets Fund

TEMPLETON ASSET MANAGEMENT, LTD.:
 Templeton Developing Markets Securities Fund

TEMPLETON INVESTMENT COUNSEL, INC.:
 Templeton Global Asset Allocation Fund

LAZARD ASSET MANAGEMENT:
 Lazard Retirement Equity Portfolio
 Lazard Retirement Small Cap Portfolio

VAN KAMPEN:
 Van Kampen International Magnum Portfolio
 Van Kampen Emerging Markets Equity Portfolio

* The Janus Aspen Series includes both institutional shares (IS) and service shares (SS).

     The Fixed Account I is part of the General Account that offers a guaranteed uniform interest rate. The Fixed Account II, which is segregated from the General Account, offers various interest rates and time periods. The Fixed Accounts have not been registered under the Securities Act of 1933 nor have the Fixed Accounts been registered as an investment company under the Investment Company Act of 1940. The accompanying financial statements do not reflect amounts invested in the Fixed Accounts.

     The assets of the Variable Account are segregated from VFL's general account and other separate accounts. The contractholder (before the maturity date, while the contractholder is still living or the policy is in force), may transfer all or part of any subaccount value to another subaccount(s) or to the Fixed Accounts, or transfer all or part of amounts in the Fixed Accounts to any subaccount(s).

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     VALUATION OF INVESTMENTS--Investments in the Variable Account consist of shares of the Funds and are valued at the reported net asset values of such portfolios, which value their investment securities at fair value. Changes in the difference between fair value and cost are reflected as net unrealized gains (losses) in the accompanying financial statements. Transactions are recorded on a trade date basis.

     INVESTMENT INCOME--Income from dividends and gains from realized gain distributions are recorded on the distribution date.

     REALIZED INVESTMENT GAINS AND LOSSES--Realized investment gains and losses represent the difference between the proceeds from sales of Fund shares held by the Variable Account and the cost of such shares, which are determined using the first-in first-out cost method.

     FEDERAL INCOME TAXES--Net investment income and realized gains and losses on investments of the Variable Account are taxable to contractholders generally upon distribution. Accordingly, no provision for income taxes has been recorded in the accompanying financial statements. VFL will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2002

     USE OF ESTIMATES--The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

NOTE 3. PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of investments for the period ended December 31, 2002, were as follows:

                                                                 Purchases               Sales
                                                              --------------         -------------
Federated Prime Money Fund II                                 $  181,244,609         $ 190,405,210
Federated Capital Income Fund II                                     277,214             1,750,967
Federated High Income Bond Fund II                                 4,768,503             2,926,679
Fidelity VIP Equity-Income Portfolio                              18,542,236            20,297,167
Fidelity VIP Asset Manager Portfolio                                 745,774             2,284,570
Fidelity VIP Index 500 Portfolio                                  18,051,229            26,170,279
Fidelity VIP Contrafund Portfolio                                  1,747,424             5,937,275
Alger American Small Capitalization Portfolio                        512,169             1,897,393
Alger American Growth Portfolio                                    1,592,501             6,805,260
Alger American MidCap Growth Portfolio                             1,633,300             8,068,378
Alger American Leveraged AllCap Portfolio                            636,606               911,019
MFS Emerging Growth Series                                           666,479             3,669,611
MFS Research Series                                                8,856,762            12,266,672
MFS Investors Trust Series                                           803,053             2,490,980
MFS Limited Maturity Series                                                -                     -
MFS Total Return Series                                           20,254,242            20,978,093
First Eagle SoGen Overseas Variable Fund                           8,153,958             8,326,187
Van Eck Worldwide Hard Assets Fund                                   563,855               598,764
Van Eck Worldwide Emerging Markets Fund                              305,484               526,045
Janus Aspen Series Capital Appreciation Portfolio (IS)             1,250,981             6,443,338
Janus Aspen Series Growth Portfolio (IS)                           1,219,364             5,534,007
Janus Aspen Series Balanced Portfolio (IS)                         2,761,934             6,603,637
Janus Aspen Series Flexible Income Portfolio (IS)                  7,489,867             3,262,724
Janus Aspen Series International Growth Portfolio (IS)            50,707,972            52,954,958
Janus Aspen Series Worldwide Growth Portfolio (IS)                54,690,738            58,434,904
Janus Aspen Series Capital Appreciation Portfolio (SS)                     -                    16
Janus Aspen Series Growth Portfolio (SS)                                   -                     -
Janus Aspen Series Balanced Portfolio (SS)                           153,840                 3,308
Janus Aspen Series Flexible Income Portfolio (SS)                     76,396                   941
Janus Aspen Series International Growth Portfolio (SS)                52,037                 3,112
Janus Aspen Series Worldwide Growth Portfolio (SS)                         -                    31
Alliance Premier Growth Portfolio                                  1,242,292             1,776,274
Alliance Growth and Income Portfolio                               3,845,100             4,171,060
American Century VP Income & Growth Fund                             806,077               780,619
American Century VP Value Fund                                    11,773,712             9,852,744
Templeton Developing Markets Securities Fund                         432,601               202,077
Templeton Global Asset Allocation Fund                               418,457               201,636
Lazard Retirement Equity Portfolio                                   231,316               313,804
Lazard Retirement Small Cap Portfolio                              3,069,396             2,402,993
Van Kampen International Magnum Portfolio                          4,622,255             4,656,271
Van Kampen Emerging Markets Equity Portfolio                         218,000               220,732
                                                              --------------         -------------
                                                              $  414,417,733         $ 474,129,735
                                                              ==============         =============

                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2002

NOTE 4. CHARGES AND DEDUCTIONS

     VFL deducts a daily charge from the assets of the Variable Account as compensation for mortality and expense risks that it assumes under the Contracts. The daily charge is equal to an annual rate of approximately 1.25% of the net assets of the subaccount.

     An annual administration fee of $30 is also deducted from the subaccounts on each Contract if the Contract value is below $50,000. This fee is to reimburse VFL for a portion of the administrative expenses related to such Contracts.

     VFL deducts a daily administration charge from the assets of the subaccounts on each Contract as compensation for a portion of the expenses incurred in administering the contracts. The daily charge is equal to an annual rate of 0.15% of the net assets of the subaccounts.

     VFL permits 12 free transfers among and between the subaccounts within the Variable Account (four of which can be from the Fixed Account) per contract year without an assessment of a fee. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred.

     If amounts equal to the purchase payments are withdrawn or if annuity payments are elected to be received before the passage of five full calendar years for the Capital Select Variable Annuity Contract or seven full years for the Capital Select Plus Variable Annuity Contract and the Capital Aadvantage Variable Annuity Contract from the date of receipt of the purchase payments, a surrender charge is assessed. This surrender charge is assessed by and payable to VFL from the amount withdrawn or surrendered and ranges from 3% to 7% depending on the number of calendar years that have elapsed at the time the purchase payments are either withdrawn or surrendered.

NOTE 5. CHANGES IN UNITS OUTSTANDING

     The changes in units outstanding for the periods ended December 31, 2002 and 2001, were as follows:

                                                                  2002                                      2001
                                                -----------------------------------------    --------------------------------------
                                                                                   Net                                     Net
                                                  Units          Units          Increase       Units         Units       Increase
                                                  Issued       Redeemed        (Decrease)     Issued       Redeemed     (Decrease)
                                                -----------------------------------------    --------------------------------------
Federated Prime Money Fund II                   15,837,974     16,590,249       (752,275)    19,808,149    19,389,917     418,232
Federated Capital Income Fund II                    29,002        179,788       (150,786)       241,975       106,636     135,339
Federated High Income Bond Fund II                 461,195        269,399        191,796        649,683       301,911     347,772
Fidelity Equity-Income Portfolio                 1,335,959      1,455,017       (119,058)     1,633,455     1,016,648     616,807
Fidelity Asset Manager Portfolio                    60,635        175,411       (114,776)       243,966       138,884     105,082
Fidelity Index 500 Portfolio                     1,301,878      1,873,930       (572,052)     2,415,889     1,607,604     808,285
Fidelity Contrafund Portfolio                      118,242        369,186       (250,944)       695,208       640,415      54,793
Alger American Small Capitalization Portfolio       68,919        243,974       (175,055)       506,998       295,350     211,648
Alger American Growth Portfolio                    116,537        478,178       (361,641)       714,510       578,079     136,431
Alger American MidCap Growth Portfolio             102,564        541,088       (438,524)       814,036       456,163     357,873
Alger American Leveraged AllCap Portfolio          123,581        184,187        (60,606)       701,540       273,754     427,786
MFS Emerging Growth Series                          60,724        320,070       (259,346)       778,060       427,556     350,504
MFS Research Series                                697,892        993,247       (295,355)     1,294,350     1,030,127     264,223
MFS Investors Trust Series                          70,392        203,951       (133,559)       281,153       120,715     160,438
MFS Limited Maturity Series                              -              -              -            291         2,224      (1,933)
MFS Total Return Series                          1,334,420      1,372,990        (38,570)     1,759,543     1,002,327     757,216
First Eagle SoGen Overseas Variable Fund           481,993        484,885         (2,892)       560,316       395,102     165,214
Van Eck Worldwide Hard Assets Fund                  69,291         77,003         (7,712)        53,849        26,544      27,305
Van Eck Worldwide Emerging Markets Fund             46,081         77,311        (31,230)        52,895        56,729      (3,834)
Janus Aspen Series Capital Appreciation
   Portfolio (IS)                                  157,730        784,947       (627,217)     1,914,059     1,263,676     650,383

                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2002

Continued:

                                                                 2002                                      2001
                                               -----------------------------------------    --------------------------------------
                                                                                  Net                                     Net
                                                 Units          Units          Increase       Units         Units       Increase
                                                 Issued       Redeemed        (Decrease)     Issued       Redeemed     (Decrease)
                                               -----------------------------------------    --------------------------------------
Janus Aspen Series Growth Portfolio (IS)          185,799        811,039       (625,240)     1,775,420     1,328,988       446,432
Janus Aspen Series Balanced Portfolio (IS)        284,825        644,809       (359,984)     1,591,672       505,430     1,086,242
Janus Aspen Series Flexible Income
   Portfolio (IS)                                 641,045        265,846        375,199        978,534       238,860       739,674
Janus Aspen Series International Growth
   Portfolio (IS)                               6,176,464      6,383,970       (207,506)     3,296,004     3,071,861       224,143
Janus Aspen Series Worldwide Growth
   Portfolio (IS)                               7,186,716      7,631,734       (445,018)     3,983,490     3,610,717       372,773
Janus Aspen Series Capital Appreciation
   Portfolio (SS)                                       -              1             (1)           114             -           114
Janus Aspen Series Growth Portfolio (SS)                -              -              -              -             -
Janus Aspen Series Balanced Portfolio (SS)         16,045            118         15,927          5,271             -         5,271
Janus Aspen Series Flexible Income
   Portfolio (SS)                                   7,394              -          7,394            109             -           109
Janus Aspen Series International Growth
   Portfolio (SS)                                   6,115            322          5,793            293             -           293
Janus Aspen Series Worldwide Growth
   Portfolio (SS)                                       -              1             (1)           261             -           261
Alliance Premier Growth Portfolio                 216,532        319,793       (103,261)       736,168       245,226       490,942
Alliance Growth and Income Portfolio              349,433        416,072        (66,639)     1,443,582       205,977     1,237,605
American Century VP Income & Growth Fund          108,561        105,417          3,144        295,190        39,813       255,377
American Century VP Value Fund                    865,050        742,462        122,588      1,160,686       425,805       734,881
Templeton Developing Markets Securities Fund       64,389         29,210         35,179         91,646        22,066        69,580
Templeton Global Asset Allocation Fund             46,679         22,014         24,665        141,614        16,786       124,828
Lazard Retirement Equity Portfolio                 25,275         34,128         (8,853)       386,925       280,719       106,206
Lazard Retirement Small Cap Portfolio             226,173        202,966         23,207        408,842        66,306       342,536
Van Kampen International Magnum Portfolio         740,824        744,352         (3,528)        57,306        14,606        42,700
Van Kampen Emerging Markets Equity Portfolio       38,152         38,061             91         55,051        27,508        27,543

NOTE 6. UNIT VALUES

     A summary of unit values and net assets for the variable annuity contracts, the investment income ratio, expense ratio, and total return, excluding expenses of the underlying Funds, for the periods ended December 31, 2002 and 2001, follows. Unit Values are rounded to two decimal places.

                                                         Net Assets
                                                  ----------------------       Investment
                                                    Unit                         Income      Expense      Total
                                                    Value       (000s)           Ratio*      Ratio**     Return***
                                                  ---------   ----------       ----------    -------     ---------
December 31, 2002
-----------------
Federated Prime Money Fund II                      $ 11.45     $ 30,864           1.40%       1.40%        -0.02%
Federated Capital Income Fund II                      8.44        3,467           5.87%       1.40%       -25.01%
Federated High Income Bond Fund II                   10.60       11,855           9.51%       1.40%        -0.03%
Fidelity Equity-Income Portfolio                     12.52       16,506           1.73%       1.40%       -18.11%
Fidelity Asset Manager Portfolio                     12.31        7,334           4.24%       1.40%       -10.00%
Fidelity Index 500 Portfolio                         12.26       34,468           1.39%       1.40%       -23.34%
Fidelity Contrafund Portfolio                        14.45       20,118           0.89%       1.40%       -10.62%
Alger American Small Capitalization Portfolio         6.51        5,605              -        1.40%       -27.26%
Alger American Growth Portfolio                      11.79       19,465           0.04%       1.40%       -33.93%
Alger American MidCap Growth Portfolio               13.48       18,343              -        1.40%       -30.53%
Alger American Leveraged AllCap Portfolio             4.09        2,623           0.01%       1.40%       -34.84%
MFS Emerging Growth Series                            9.40       12,568              -        1.40%       -34.69%
MFS Research Series                                   9.89        4,828           0.34%       1.40%       -25.59%
MFS Investors Trust Series                           10.76        6,775           0.56%       1.40%       -22.07%
MFS Limited Maturity Series                              -            -              -           -             -
MFS Total Return Series                              14.68       19,297           1.86%       1.40%        -6.49%
First Eagle SoGen Overseas Variable Fund             17.71        9,711           0.26%       1.40%        14.11%
Van Eck Worldwide Hard Assets Fund                    7.60          659           0.78%       1.40%        -4.21%
Van Eck Worldwide Emerging Markets Fund               6.16        1,155           0.19%       1.40%        -4.26%
Janus Aspen Series Capital Appreciation
   Portfolio (IS)                                     7.33       19,488           0.56%       1.40%       -16.85%
Janus Aspen Series Growth Portfolio (IS)              5.71       11,394              -        1.40%       -27.54%

                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2002

Continued:

                                                         Net Assets
                                                  ----------------------       Investment
                                                    Unit                         Income      Expense      Total
                                                    Value       (000s)           Ratio*      Ratio**     Return***
                                                  ---------   ----------       ----------    -------     ---------
December 31, 2002
-----------------
Janus Aspen Series Balanced Portfolio (IS)         $  9.71     $ 26,614           2.36%       1.40%        -7.75%
Janus Aspen Series Flexible Income
   Portfolio (IS)                                    12.37       18,043           4.83%       1.40%         8.93%
Janus Aspen Series International Growth
   Portfolio (IS)                                     7.41        8,336           0.81%       1.40%       -26.63%
Janus Aspen Series Worldwide Growth
   Portfolio (IS)                                     6.76       12,874           0.82%       1.40%       -26.54%
Janus Aspen Series Capital Appreciation
   Portfolio (SS)                                     7.41            1           0.33%       1.40%       -17.10%
Janus Aspen Series Growth Portfolio (SS)                 -            -              -           -             -
Janus Aspen Series Balanced Portfolio (SS)            8.98          190           2.27%       1.40%        -7.98%
Janus Aspen Series Flexible Income Portfolio (SS)    11.16           84           3.52%       1.40%         8.62%
Janus Aspen Series International Growth
   Portfolio (SS)                                     6.60           40           0.78%       1.40%       -26.80%
Janus Aspen Series Worldwide Growth
   Portfolio (SS)                                     6.52            2           0.58%       1.40%       -26.75%
Alliance Premier Growth Portfolio                     4.80        4,700            -          1.40%       -31.81%
Alliance Growth and Income Portfolio                  9.42       15,436           0.56%       1.40%       -23.35%
American Century VP Income & Growth Fund              6.94        2,918           1.10%       1.40%       -20.50%
American Century VP Value Fund                       13.11       12,509           0.87%       1.40%       -13.84%
Templeton Developing Markets Securities Fund          6.48          838           1.48%       1.40%        -1.54%
Templeton Global Asset Allocation Fund                8.42        1,384           1.89%       1.40%        -5.73%
Lazard Retirement Equity Portfolio                    8.38        1,483           0.07%       1.40%       -17.42%
Lazard Retirement Small Cap Portfolio                11.33        5,084              -        1.40%       -18.83%
Van Kampen International Magnum Portfolio             6.02          813           0.90%       1.40%       -17.98%
Van Kampen Emerging Markets Equity Portfolio          4.82          309              -        1.40%       -10.17%

December 31, 2001
-----------------
Federated Prime Money Fund II                        11.46       39,499           3.53%       1.40%         1.10%
Federated Capital Income Fund II                     11.25        6,318           3.30%       1.40%       -14.93%
Federated High Income Bond Fund II                   10.60        9,824           9.32%       1.40%        -0.04%
Fidelity Equity-Income Portfolio                     15.28       21,971           1.35%       1.40%        -6.29%
Fidelity Asset Manager Portfolio                     13.67        9,715           3.89%       1.40%        -5.44%
Fidelity Index 500 Portfolio                         16.00       54,124           1.09%       1.40%       -13.34%
Fidelity Contrafund Portfolio                        16.17       26,570           0.84%       1.40%       -13.48%
Alger American Small Capitalization Portfolio         8.95        9,274           0.05%       1.40%       -30.51%
Alger American Growth Portfolio                      17.85       35,922           0.24%       1.40%       -13.06%
Alger American MidCap Growth Portfolio               19.40       34,915              -        1.40%        -7.84%
Alger American Levereged AllCap Portfolio             6.28        4,404              -        1.40%       -17.11%
MFS Emerging Growth Series                           14.40       22,984              -        1.40%       -34.42%
MFS Research Series                                  13.29       10,415           0.01%       1.40%       -22.36%
MFS Investors Trust Series                           13.81       10,538           0.51%       1.40%       -17.14%
MFS Limited Maturity Series                              -            -              -           -             -
MFS Total Return Series                              15.70       21,247           1.73%       1.40%        -1.16%
First Eagle SoGen Overseas Variable Fund             15.52        8,555           5.31%       1.40%         5.95%
Van Eck Worldwide Hard Assets Fund                    7.93          749           0.97%       1.40%       -11.71%
Van Eck Worldwide Emerging Markets Fund               6.43        1,407              -        1.40%        -3.19%
Janus Aspen Series Capital Appreciation
   Portfolio (IS)                                     8.81       28,954           1.28%       1.40%       -22.78%
Janus Aspen Series Growth Portfolio (IS)              7.88       20,658           0.07%       1.40%       -25.79%
Janus Aspen Series Balanced Portfolio (IS)           10.52       32,633           2.88%       1.40%        -6.01%
Janus Aspen Series Flexible Income
   Portfolio (IS)                                    11.36       12,307           7.04%       1.40%         6.22%
Janus Aspen Series International Growth
   Portfolio (IS)                                    10.09       13,449           1.03%       1.40%       -24.32%
Janus Aspen Series Worldwide Growth
   Portfolio (IS)                                     9.20       21,615           0.49%       1.40%       -23.53%
Janus Aspen Series Capital Appreciation
   Portfolio (SS)(a)                                  8.94            1           0.20%       1.40%        -9.59%
Janus Aspen Series Growth Portfolio (SS)(a)              -            -              -           -             -
Janus Aspen Series Balanced Portfolio (SS)(a)         9.76           51           1.15%       1.40%        -2.06%
Janus Aspen Series Flexible Income
   Portfolio (SS)(a)                                 10.27            1           2.40%       1.40%         3.16%
Janus Aspen Series International Growth
   Portfolio (SS)(a)                                  9.01            3           0.17%       1.40%        -9.30%
Janus Aspen Series Worldwide Growth
   Portfolio (SS)(a)                                  8.90            2           0.09%       1.40%       -10.35%
Alliance Premier Growth Portfolio                     7.05        7,626           0.40%       1.40%       -18.56%
Alliance Growth and Income Portfolio                 12.29       20,959           0.51%       1.40%        -1.26%

                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2002

Continued:

                                                         Net Assets
                                                  ----------------------       Investment
                                                    Unit                         Income      Expense      Total
                                                    Value       (000s)           Ratio*      Ratio**     Return***
                                                  ---------   ----------       ----------    -------     ---------
December 31, 2002
-----------------
American Century VP Income & Growth Fund          $ 8.72      $ 3,642           0.62%         1.40%        -9.64%
American Century VP Value Fund                     15.21       12,652           0.50%         1.40%        11.24%
Templeton Developing Markets Securities Fund        6.58          619           0.88%         1.40%        -9.38%
Templeton Global Asset Allocation Fund              8.93        1,248           1.34%         1.40%       -11.21%
Lazard Retirement Equity Portfolio                 10.14        1,886           0.63%         1.40%        -8.77%
Lazard Retirement Small Cap Portfolio              13.96        5,937           0.13%         1.40%        16.96%
Van Kampen International Magnum Portfolio           7.33        1,016           0.53%         1.40%       -20.43%
Van Kampen Emerging Markets Equity Portfolio        5.36          344              -          1.40%        -7.81%

(a) Inception Date May 1, 2001.

* Investment Income Ratio - This represents dividends, excluding realized gain distributions, received by the subaccount, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the accumulation unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

** Expense Ratio - This represents the annualized contract expenses of the subaccount for the period and includes only those expenses that are charged through a reduction in the accumulation unit values. Excluded are expenses of the underlying fund portfolio and charges made directly to policyholder accounts through the redemption of units.

*** Total Return - This represents the total return for the period and reflects those expenses that result in direct reductions in the accumulation unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Subaccounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

NOTE 7. DIVERSIFICATION REQUIREMENTS

     Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract will not be treated as an annuity contract under
Section 72 of the Code for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. VFL believes, based on the prospectuses of each of the Funds in which the Variable Account participates, that the Variable Account is in compliance with the diversification requirements of the Code.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Stockholder
Valley Forge Life Insurance Company

    We have audited the accompanying balance sheets of Valley Forge Life Insurance Company (a wholly-owned subsidiary of Continental Assurance Company, which is a wholly-owned subsidiary of Continental Casualty Company, a wholly-owned subsidiary of CNA Financial Corporation, an affiliate of Loews Corporation) as of December 31, 2002 and 2001, and the related statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, such financial statements present fairly, in all material respects, the financial position of Valley Forge Life Insurance Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
March 19, 2003

                       VALLEY FORGE LIFE INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS


---------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31                                            2002                2001                2000
---------------------------------------------------------------------------------------------------------------------
(In thousands of dollars) Revenues:
Revenues:
   Earned premiums                                          $      42,479       $      50,021       $      258,170
   Net investment income                                           48,859              49,320               46,665
   Realized investment (losses) gains                             (17,366)             11,909               (5,289)
   Other                                                            8,876               6,895               10,173
                                                           ---------------     ---------------     ----------------
                                                                   82,848             118,145              309,719
                                                           ---------------     ---------------     ----------------
Benefits and expenses:
   Insurance claims and policyholders' benefits                    51,699              63,185              235,910
   Amortization of deferred acquisition costs                      12,230              13,367               14,428
   Restructuring and other related charges                            -                 5,122                  -
   Net renewal commissions and expense allowances                  (6,145)             (7,998)               4,132
   Other operating expenses                                         8,251              13,693               24,511
                                                           ---------------     ---------------     ----------------
                                                                   66,035              87,369              278,981
                                                           ---------------     ---------------     ----------------
     Income before income tax expense                              16,813              30,776               30,738
Income tax expense                                                  6,000              10,906               10,814
---------------------------------------------------------------------------------------------------------------------
     NET INCOME                                             $      10,813       $      19,870       $       19,924
---------------------------------------------------------------------------------------------------------------------


   The accompanying Notes are an integral part of these Financial Statements.

                       VALLEY FORGE LIFE INSURANCE COMPANY
                                 BALANCE SHEETS


---------------------------------------------------------------------------------------------------------------------------
AT DECEMBER 31                                                                                   2002              2001
---------------------------------------------------------------------------------------------------------------------------
(In thousands of dollars, except share data)
Assets
   Investments:
     Fixed maturities securities available-for-sale, at fair value (amortized
       cost: $495,444 and $616,117)                                                        $     506,068     $     611,616
     Equity securities available-for-sale, at fair value (amortized cost: $14,188
       and $14,187)                                                                               13,808            15,056
     Policy loans                                                                                 92,278           100,344
     Other invested assets                                                                         1,338               156
     Short-term investments, cost approximates market value                                      181,541            25,162
                                                                                          ---------------   ---------------
          Total investments                                                                      795,033           752,334
   Cash                                                                                            6,295             2,431
   Receivables:
     Reinsurance receivables ($2,194,613 and $2,137,565 from CAC)                              3,184,527         3,017,171
     Premium and other insurance receivables                                                      46,130            45,376
     Allowance for doubtful accounts                                                                (111)             (146)
   Accrued investment income                                                                      10,217            11,950
   Receivable for securities sold                                                                    -               4,212
   Deferred acquisition costs                                                                    117,222           121,311
   Other assets                                                                                    5,861             1,978
   Separate Account business                                                                     478,529           637,233
---------------------------------------------------------------------------------------------------------------------------
          Total assets                                                                     $   4,643,703     $   4,593,850
---------------------------------------------------------------------------------------------------------------------------
Liabilities and Stockholder's Equity
Liabilities:
   Insurance reserves:
     Future policy benefits                                                                $   3,474,298     $   3,254,161
     Claim and claim adjustment expense                                                          104,914           132,803
     Policyholders' funds                                                                         34,611            30,377
   Payable for securities purchased                                                                  -               4,316
   Federal income taxes payable (to CAC)                                                          36,114            27,540
   Deferred income taxes                                                                           1,667               145
   Due to affiliates                                                                              12,038            17,778
   Commissions and other payables                                                                180,212           189,122
   Separate Account business                                                                     478,529           637,233
---------------------------------------------------------------------------------------------------------------------------
          Total liabilities                                                                    4,322,383         4,293,475
---------------------------------------------------------------------------------------------------------------------------
Commitments and contingencies-(Note 1 and 11)
Stockholder's Equity:
   Common stock ($50 par value; Authorized 200,000 shares;
       Issued 50,000 shares)                                                                       2,500             2,500
   Additional paid-in capital                                                                     69,150            69,150
   Retained earnings                                                                             242,071           231,258
   Accumulated other comprehensive income (loss)                                                   7,599            (2,533)
---------------------------------------------------------------------------------------------------------------------------
          Total stockholder's equity                                                             321,320           300,375
---------------------------------------------------------------------------------------------------------------------------
          Total liabilities and stockholder's equity                                       $   4,643,703     $   4,593,850
---------------------------------------------------------------------------------------------------------------------------


   The accompanying Notes are an integral part of these Financial Statements.

                       VALLEY FORGE LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS


---------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31                                                         2002              2001              2000
---------------------------------------------------------------------------------------------------------------------------
(In thousands of dollars)
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                                            $      10,813     $      19,870     $      19,924
   Adjustments to reconcile net income to net cash
   provided by operating activities:
    Deferred income tax provision                                               (2,664)           (7,186)           (1,159)
    Net realized investment losses (gains)                                      17,366           (11,909)            5,289
    Amortization of bond discount                                               (1,988)           (2,274)           (4,216)
    Changes in:
        Receivables, net                                                      (168,145)         (224,511)         (318,672)
        Deferred acquisition costs                                               5,386             4,214           (14,240)
        Accrued investment income                                                1,733               601            (1,485)
        Federal income taxes payable and recoverable                             8,574            18,004            13,852
        Insurance reserves                                                     197,686           227,194           258,827
       Due (to) from affiliates                                                 (5,740)          (66,264)           64,985
       Other                                                                   (14,909)           49,249            45,175
    Transfer of Federal Employee Health Benefits Plan                              -                 -               6,622
    Transfer of Life Re business                                                   -                 -              (4,134)
                                                                        ---------------   ---------------   ---------------
            Total adjustments                                                   37,299           (12,882)           50,844
                                                                        ---------------   ---------------   ---------------
            NET CASH FLOWS PROVIDED BY OPERATING ACTIVITIES                     48,112             6,988            70,768
                                                                        ---------------   ---------------   ---------------
CASH FLOWS USED BY INVESTING ACTIVITIES:
    Purchases of fixed maturity securities                                  (1,729,353)       (1,077,134)         (695,586)
    Proceeds from fixed maturity securities:
        Sales                                                                1,721,421           692,727           618,202
        Maturities, calls and redemptions                                      111,612           337,292            65,727
    Purchase of equity securities                                                  -              (4,193)           (9,994)
    Change in policy loans                                                       8,066            (2,165)           (4,603)
    Change in short-term investments                                          (155,540)           38,753           (34,527)
    Change in other invested assets                                                748               (69)             (115)
                                                                        ---------------   ---------------   ---------------
          NET CASH FLOWS (USED IN) INVESTING ACTIVITIES                        (43,046)          (14,789)          (60,896)
                                                                        ---------------   ---------------   ---------------
CASH FLOWS USED BY FINANCING ACTIVITIES:
    Receipts from investment contracts credited to policyholder
      account balances                                                          21,421            24,479            25,368
    Return of policyholder account balances on investment contracts            (22,623)          (23,566)          (29,450)
                                                                        ---------------   ---------------   ---------------
          NET CASH FLOWS (USED IN) PROVIDED BY FINANCING ACTIVITIES             (1,202)              913            (4,082)
                                                                        ---------------   ---------------   ---------------
          NET CASH FLOWS                                                         3,864            (6,888)            5,790
Cash at beginning of year                                                        2,431             9,319             3,529
---------------------------------------------------------------------------------------------------------------------------
CASH AT END OF YEAR                                                      $       6,295     $       2,431     $       9,319
===========================================================================================================================
Supplemental disclosures of cash flow information:
   Federal income taxes paid                                             $         -       $         -       $      (1,924)
   Interest paid                                                                     4                 1               -
===========================================================================================================================


     The accompanying Notes are an integral part of these Financial Statements.

                       VALLEY FORGE LIFE INSURANCE COMPANY
                       STATEMENTS OF STOCKHOLDER'S EQUITY


-----------------------------------------------------------------------------------------------------------
                                                                             ACCUMULATED
                                                ADDITIONAL                      OTHER           TOTAL
                                      COMMON     PAID-IN      RETAINED      COMPREHENSIVE   STOCKHOLDER'S
                                       STOCK     CAPITAL      EARNINGS      INCOME (LOSS)       EQUITY
-----------------------------------------------------------------------------------------------------------
(In thousands of dollars)
BALANCE, JANUARY 1, 2000               $ 2,500     $ 69,150     $ 191,464         $ (10,960)     $ 252,154
Comprehensive Income (loss)
  Net income                               -            -          19,924               -           19,924
  Other comprehensive income               -            -             -              12,350         12,350
-----------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2000               2,500       69,150       211,388             1,390        284,428
Comprehensive Income (loss)
   Net income                                0            0        19,870                 0         19,870
   Other comprehensive (loss)                0            0             0            (3,923)        (3,923)
-----------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2001               2,500       69,150       231,258            (2,533)       300,375
Comprehensive Income (loss)
   Net income                              -            -          10,813               -           10,813
   Other comprehensive income              -            -             -              10,132         10,132
-----------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2002             $ 2,500     $ 69,150     $ 242,071         $   7,599      $ 321,320
===========================================================================================================


    The accompanying Notes are an integral part of these Financial Statements

                       VALLEY FORGE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

    Valley Forge Life Insurance Company (VFL or Company) is a wholly-owned subsidiary of Continental Assurance Company (CAC). CAC is a wholly-owned subsidiary of Continental Casualty Company (CCC) which is wholly owned by CNA Financial Corporation (CNAF). As of December 31, 2002, Loews Corporation owned approximately 90% of the outstanding common stock of CNAF.

    VFL sells a variety of individual insurance products. The individual insurance products consist primarily of term and universal life insurance policies and individual annuities. In 2002, VFL decided to no longer market its portfolio of variable Separate Account products, consisting primarily of variable annuity and variable universal life products. Effective July, 2002, VFL's parent company, CAC, entered into an agreement whereby the Phoenix Companies, Inc. acquired the Separate Account business of VFL through a modified coinsurance arrangement.

    The operations and liabilities of VFL and its parent, CAC, are managed on a combined basis. Pursuant to a Reinsurance Pooling Agreement, as amended, VFL cedes all of its business, excluding its Separate Account business, to its parent, CAC. This ceded business is then pooled with the business of CAC, which excludes CAC's participating contracts and Separate Account business, and 10% of the combined pool is assumed by VFL.

    The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). Certain amounts applicable to prior years have been reclassified to conform to current year presentation.

    The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and to make estimates and assumptions that affect amounts reported. Amounts reported include revenues earned and expenses incurred during the reporting period, and assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

INSURANCE OPERATIONS

Earned premium revenue - Revenues on interest sensitive type contracts are comprised of contract charges and fees, which are recognized over the coverage period. Accident and health insurance premiums are earned ratably over the duration of the policies after provision for estimated adjustments on retrospectively rated policies and deductions for ceded insurance. Premiums for other life insurance products are recognized as revenue when due, after deductions for ceded insurance.

Claim and claim adjustment expense reserves - Claim and claim adjustment expense reserves represent management's estimates of ultimate liabilities based on currently available facts and case law. The ultimate liability may vary significantly from such estimates. CAC regularly reviews its reserves, and any adjustments to the previously established reserves are recognized in operating income in the period that the need for such adjustments becomes apparent.

Future policy benefit reserves - Reserves for traditional life insurance products (whole and term life products) and long-term care products are computed using the net level premium method, which incorporates actuarial assumptions as to interest rates, mortality, morbidity, withdrawals and expenses. Actuarial assumptions generally vary by plan, age at issue and policy duration, and include a margin for adverse deviation. Interest rates range from 2.3% to 9.8%, and mortality, morbidity and withdrawal assumptions are based on Company and industry experience prevailing at the time of issue. Expense assumptions include the estimated effects of inflation and expenses to be incurred beyond the premium paying period. Reserves for interest-sensitive contracts are equal to the account balances that accrue to the benefit of the policyholders. Interest crediting rates ranged from 4.4% to 6.5% for the three years ended December 31, 2002.

                       VALLEY FORGE LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS - Continued


NOTE 1. (CONTINUED)

Policyholders' funds reserves - Policyholders' funds reserves include reserves for universal life insurance contracts and investment contracts without life contingencies. The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract. For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

Guarantee fund and other insurance-related assessments - Liabilities for guaranty and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the entity to pay an imposed or probable assessment has occurred on or before the date of the financial statements. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the balance sheets.

Reinsurance - VFL assumes and cedes insurance with other insurers and reinsurers and members of various reinsurance pools and associations. VFL utilizes reinsurance arrangements to limit its maximum loss, provide greater diversification of risk, minimize exposures on larger risks, and to exit certain lines of business. The reinsurance coverages are tailored to the specific risk characteristics of each product line with VFL's retained amount varying by type of coverage. VFL's reinsurance includes coinsurance, yearly renewable term, facultative programs, and modified coinsurance.

    Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and reported as a receivable in the balance sheets. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. An estimated allowance for doubtful accounts is recorded on the basis of periodic evaluations of balances due from reinsurers, reinsurer solvency, management's experience and current economic conditions.

    Reinsurance contracts that do not meet the criteria for risk transfer are recorded using the deposit method of accounting, which requires that premiums paid or received by the ceding company or assuming company be accounted for as a deposit asset or liability. VFL primarily records these deposits as either reinsurance receivables or other assets for ceded recoverables and as reinsurance balances payable for assumed liabilities. VFL had no reinsurance contracts that failed to meet the criteria for risk transfer at December 31, 2002 and 2001.

Deferred acquisition costs - Life insurance business acquisition costs are deferred and amortized based on assumptions consistent with those used for computing future policy benefits reserves. Such costs include commissions, premium taxes and certain underwriting and policy issuance costs. Anticipated investment income is considered in the determination of the recoverability of deferred acquisition costs. Deferred acquisition costs on traditional life business are amortized over the assumed premium paying periods. The amortization of deferred acquisition costs for interest sensitive and annuity contracts are matched to the recognition of gross profits on these contracts. To the extent that unrealized gains or losses on available-for-sale securities would result in an adjustment of deferred policy acquisition costs had they actually been realized, an adjustment is recorded to deferred acquisition costs and to unrealized investment gains or losses.

    The excess of first-year commissions over renewal commissions and other first-year costs of acquiring life insurance business, such as agency and policy issuance expenses, which vary with and are related primarily to the production of new and renewal business, have been deferred and are amortized with interest over the expected life of the related contracts. The excess of first-year ceded expense allowances over renewal ceded expense allowances reduces applicable unamortized acquisition costs.

                       VALLEY FORGE LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE 1. (CONTINUED)

    Deferred acquisition costs related to non-participating traditional life insurance and accident and health insurance are being amortized over the premium-paying period of the related policies using assumptions consistent with those used for computing future policy benefits reserves for such contracts. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

    For universal life and cash value annuity contracts, the amortization of deferred acquisition costs is recorded in proportion to the present value of estimated gross profits. The gross profits result from actual earned interest minus actual credited interest, actual costs of insurance (mortality) charges minus expected mortality, actual expense charges minus maintenance expenses and surrender charges. Amortization interest rates are based on rates in effect at the inception or acquisition of the contracts or the latest revised rate applied to the remaining benefit period, according to the product line. Actual gross profits can vary from the VFL's estimates resulting in increases or decreases in the rate of amortization. When appropriate, the Company revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a charge or credit to current operations. To the extent that unrealized gains or losses on available-for-sale securities would result in an adjustment of deferred acquisition costs had they actually been realized, an adjustment is recorded to deferred acquisition costs and to unrealized investment gains or losses.

    Deferred acquisition costs are recorded net of ceding commissions and other ceded acquisition costs in the Balance Sheets. VFL periodically evaluates deferred acquisition costs for recoverability; adjustments, if necessary, are recorded in current operations.

Separate Account business - VFL writes life, investment and annuity contracts. The supporting assets and liabilities of certain of these contracts are legally segregated and reported as assets and liabilities of Separate Account business. VFL guarantees principal and a specified return to the contract holders on approximately 19.0% and 16.1% of the Separate Account business at December 31, 2002 and 2001, respectively. Substantially all assets of the Separate Account business are carried at fair value. Separate Account liabilities are carried at contract values.

    During July 2002, CAC entered into an agreement, whereby the Phoenix Companies, Inc. acquired the variable life and annuity business of VFL through a coinsurance arrangement, with modified coinsurance on the Separate Account business. See Note 12, for further details of this agreement.

INVESTMENTS

Valuation of investments - VFL classifies its fixed maturity securities (bonds and redeemable preferred stocks) and its equity securities as available-for-sale, and as such, they are carried at fair value. The amortized cost of fixed maturity securities is adjusted for amortization of premiums and accretion of discounts to maturity, and such adjustments are included in net investment income. Changes in fair value are reported as a component of other comprehensive income. Investments are written down to fair value and losses are recognized in income when a decline is determined to be other-than-temporary.

    For asset-backed securities included in fixed maturity securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities. Such adjustments are reflected in net investment income.

    Policy loans are carried at unpaid balances. Short-term investments are carried at amortized cost, which approximates fair value. VFL has no investments in real estate or mortgage loans.

                       VALLEY FORGE LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE 1. (CONTINUED)

    Other invested assets include certain derivative securities. Investments in derivative securities are carried at fair value with changes in fair value reported as a component of realized gains or losses or other comprehensive income, depending on their hedge designation. Changes in the fair value of derivative securities which are not designated as hedges are reported as a component of realized gains or losses.

Investment gains and losses - All securities transactions are recorded on the trade date. Realized investment gains and losses are determined on the basis of the cost or amortized cost of the specific securities sold.

Securities lending activities- VFL may lend securities to unrelated parties, primarily major brokerage firms. Borrowers of these securities must deposit collateral with VFL of at least 102% of the fair value of the securities loaned if the collateral is cash or securities. Cash deposits from these transactions are invested in short-term investments (primarily commercial paper) and a liability is recognized for the obligation to return the collateral. VFL maintains effective control over all loaned securities and therefore continues to report such securities as fixed maturity securities in the balance sheet. VFL had no securities on loan at December 31, 2002 or 2001.

DERIVATIVE FINANCIAL INSTRUMENTS

    Effective January 1, 2001, the Company accounts for derivatives and hedging activities in accordance with Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). The initial adoption of SFAS 133 did not have a significant impact on the equity of the Company.

    A derivative is typically defined as an instrument whose value is "derived" from an underlying instrument, index or rate, has a notional amount, requires little or no initial investment and can be net settled. Derivatives include, but are not limited to, the following types of financial instruments: interest rate swaps, interest rate caps and floors, put and call options, warrants, futures, forwards, commitments to purchase securities, and combinations of the foregoing. Derivatives embedded within non-derivative instruments (such as call options embedded in convertible bonds) must be split from the host instrument and accounted for in accordance with SFAS 133 when the embedded derivative is not clearly and closely related to the host instrument.

    SFAS 133 requires that all derivatives be accounted for on a fair value basis. The Company's derivatives are reported as other invested assets. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and reported together with the host contract. If certain criteria are met, a derivative may be specifically designated as a hedge of exposures to changes in fair value, cash flows or foreign currency exchange rates. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the nature of any hedge designation thereon.

The Company's accounting for changes in the fair value of general account derivatives is as follows:

Nature of Hedge Designation               Derivative's Change in Fair Value Reflected In:
--------------------------------------    -------------------------------------------------------------------------------

No hedge designation                      Realized investment gains or losses

Fair value                                Realized investment gains or losses, along with the change in fair value of the hedged asset or liability

Cash flow                                 Other comprehensive income, with subsequent reclassification to earnings when the hedged transaction, asset or liability impacts earnings

Foreign currency                          Consistent with fair value or cash flow above, depending on the nature of the hedging relationship

                       VALLEY FORGE LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 1. (CONTINUED)

    VFL uses investment derivatives in the normal course of business, primarily to reduce its exposure to market risk (principally interest rate risk and equity stock price risk) stemming from various assets and liabilities and credit risk (the ability of an obligor to make timely payment of principal and/or interest). The Company's principal objective under such risk strategies is to achieve the desired reduction in economic risk, even if the position will not receive hedge accounting treatment. The Company also uses derivatives for purposes of income enhancement, primarily via the sale of covered call options.

    The Company's use of derivatives is limited by statutes and regulations promulgated by the various regulatory bodies to which it is subject, and by its own derivative policy. The derivative policy limits the authorization to initiate derivative transactions to certain personnel. The policy generally prohibits the use of derivatives with a maturity greater than 18 months, unless the derivative is matched with assets or liabilities having a longer maturity. The policy prohibits the use of derivatives containing greater than one-to-one leverage with respect to changes in the underlying price, rate or index. The policy also prohibits the use of borrowed funds, including funds obtained through repurchase transactions, to engage in derivative transactions.

    Credit exposure associated with non-performance by the counterparties to derivative instruments is generally limited to the gross fair value of the asset related to the instruments recognized in the Balance Sheets. The Company mitigates the risk of non-performance by monitoring the creditworthiness of counterparties and diversifying derivatives to multiple counterparties. The Company generally requires collateral from its derivative investment counterparties depending on the amount of the exposure and the credit rating of the counterparty.

    The Company has exposure to economic losses due to interest rate risk arising from changes in the level of, or volatility of, interest rates. The Company attempts to mitigate its exposure to interest rate risk through active portfolio management, which includes rebalancing its existing portfolios of assets and liabilities, as well as changing the characteristics of investments to be purchased or sold in the future. In addition, various derivative financial instruments are used to modify the interest rate risk exposures of certain assets and liabilities. These strategies include the use of interest rate swaps, interest rate caps and floors, options, futures, forwards and commitments to purchase securities. These instruments are generally used to lock interest rates or unrealized gains, to shorten or lengthen durations of fixed maturity securities or investment contracts, or to hedge (on an economic basis) interest rate risks associated with investments, variable rate debt and life insurance liabilities. The Company has used these types of instruments as designated hedges against specific assets or liabilities on an infrequent basis.

    The Company is exposed to equity price risk as a result of its investment in equity securities and equity derivatives. Equity price risk results from changes in the level or volatility of equity prices, which affect the value of equity securities, or instruments that derive their value from such securities. VFL attempts to mitigate its exposure to such risks by limiting its investment in any one security or index. The Company may also manage this risk by utilizing instruments such as options, swaps, futures and collars to protect appreciation in securities held.

    The Company has exposure to credit risk arising from the uncertainty associated with a financial instrument obligor's ability to make timely principal and/or interest payments. The Company attempts to mitigate this risk by limiting credit concentrations, practicing diversification, and frequently monitoring the credit quality of issuers and counterparties. In addition the Company may utilize credit derivatives such as credit default swaps to modify the credit risk inherent in certain investments. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. The Company infrequently designates these types of instruments as hedges against specific assets.

                       VALLEY FORGE LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE 1. (CONTINUED)

    The contractual or notional amounts for derivatives are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these instruments. Interest rates, equity prices and foreign currency exchange rates affect the fair value of derivatives. The fair values generally represent the estimated amounts that VFL would expect to receive or pay upon termination of the contracts at the reporting date. Dealer quotes are available for substantially all of VFL's derivatives. For derivative instruments not actively traded, fair values are estimated using values obtained from independent pricing services, costs to settle or quoted market prices of comparable instruments.

INCOME TAXES

    The Company and its eligible subsidiaries are included in the consolidated federal income tax return of Loews and its eligible subsidiaries. The Company accounts for income taxes under the asset and liability method. Under the asset and liability method, deferred income taxes are recognized for temporary differences between the financial statement and tax return bases of assets and liabilities. Future tax benefits are recognized to the extent that realization of such benefits are more likely than not.

ACCOUNTING PRONOUNCEMENTS

    In September 2000, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 140 replaces SFAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 125). SFAS 140 revises the standards for accounting for securitizations and other transfers of financial assets and collateral and requires certain disclosures. The adoption of SFAS 140 did not have a significant impact on the results of operations or equity of VFL.

    On April 1, 2001, VFL adopted Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). EITF 99-20 requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for a decline in value, which is other than temporary. If the fair value of the asset-backed security has declined below its carrying amount and the decline is determined to be anything other than temporary, the security is written down to fair value. The adoption of EITF 99-20 did not have a significant impact on the results of operations or equity of VFL.

    In June 2001, the FASB issued Statement of Financial Accounting Standards No. 141, Business Combinations (SFAS 141). SFAS 141 requires companies to use the purchase method of accounting for business combinations initiated after June 30, 2001 and prohibits the use of the pooling-of-interests method of accounting. SFAS 141 also requires the separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. The initial adoption did not have a significant impact on the results of operations or equity of VFL.

    In October 2001, the FASB issued Statement of Financial Accounting Standards No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS
144). SFAS 144 establishes a single accounting model for the impairment or disposal of long-lived assets, including assets to be held and used, assets to be disposed of by other than sale, and assets to be disposed of by sale. This statement retains many of the provisions of SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of. In addition to retaining the SFAS 121 requirements, SFAS 144 requires companies to present the results of operations of components of the entity that are held for sale as discontinued operations in the consolidated statements of income and comprehensive income. The provisions of this statement were effective for VFL beginning January 1, 2002. The initial adoption of SFAS 144 did not have a significant impact on the results of operations or equity of VFL.

                       VALLEY FORGE LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE 1. (CONTINUED)

    In June, 2002 the FASB issued Statement of Financial Accounting Standards 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS
146). SFAS 146 addresses financial accounting and reporting for costs associated with exit or disposal activities and supercedes Emerging Issues Task Force
(EITF) Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in Restructuring) (EITF 94-3). CNA adopted the provisions of SFAS 146 for all disposal activities initiated after June 30, 2002. The adoption of SFAS 146 did not have a significant impact on the results of operations or equity of VFL.

    In November of 2002, the FASB issued FASB Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others (an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34) (FIN 45). FIN 45 clarifies the requirements of FASB Statement No. 5, Accounting for Contingencies (FASB 5) relating to a guarantor's accounting for, and disclosure of, the issuance of certain types of guarantees. FIN 45 provides for additional disclosure requirements related to guarantees, which are effective for financial periods ending after December 15, 2002. Additionally, FIN 45 outlines provisions for initial recognition and measurement of the liability incurred in providing a guarantee. These provisions are to be applied on a prospective basis to guarantees issued or modified after December 31, 2002. VFL has adopted the disclosure requirements of FIN 45 and will adopt the provisions for initial recognition and measurement for all guarantees issued or modified after December 31, 2002. The adoption of FIN 45 is not expected to have a significant impact on the results of operations or equity of VFL.

    In January of 2003, the FASB issued FASB Interpretation No. 46, Consolidation of Variable Interest Entities, an interpretation of Accounting Research Bulletin No. 51 (ARB 51) (FIN 46). As a general rule, ownership by the parent, either directly or indirectly, of over 50% of the outstanding voting shares of a subsidiary is a condition requiring the preparation of consolidated financial statements of the parent and its subsidiary. FIN 46 clarifies the exceptions to this general rule, as enunciated in paragraph two of ARB 51. FIN 46 requires an entity to consolidate a variable interest entity (VIE) even though the entity does not, either directly or indirectly, own over 50% of the outstanding voting shares.

    FIN 46 defines a VIE as one in which a) the equity investment is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, which is provided through other interests that will absorb some or all of the expected losses of the entity, or b) the equity investors lack one or more of the following essential characteristics of a controlling financial interest i) direct or indirect ability to make decisions about the entity's activities through voting rights or similar rights ii) the obligation to absorb the expected losses of the entity, if they occur or iii) the right to receive the expected residual returns of the entity, if they occur. The primary beneficiary of a VIE is required to consolidate the VIE.

    Financial statements issued after January 31, 2003 are required to disclose the nature, purpose, activities and size of the VIE and maximum exposure to loss as a result of its involvement with the VIE. The Company reviewed FIN 46 and is of the opinion that at the present time, the Company is neither a primary beneficiary of a VIE nor does it have a significant involvement with a VIE.

                       VALLEY FORGE LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE 2. INVESTMENTS

The significant components of net investment income are presented in the following table:

------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Year Ended December 31                                     2002               2001             2000
------------------------------------------------------------------------------------------------------
(In thousands of dollars)
Fixed maturity securities                                $ 40,977           $ 40,644         $ 36,879
Equity securities                                           1,271              1,180              227
Policy loans                                                6,529              6,555            6,011
Short-term investments                                        997              1,651            3,798
Other                                                        (145)               123              271
                                                 -----------------  -----------------  ---------------
Gross investment income                                    49,629             50,153           47,186
Investment expenses and fees                                 (770)              (833)            (521)
------------------------------------------------------------------------------------------------------
      Net investment income                              $ 48,859           $ 49,320         $ 46,665
------------------------------------------------------------------------------------------------------


    Net realized investment (losses) gains and change in unrealized (depreciation) appreciation in investments are set forth in the following table:

------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT APPRECIATION (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Year ended December 31,                                                                     2002             2001            2000
------------------------------------------------------------------------------------------------------------------------------------
(In thousands of dollars)
Realized investment (losses) gains:
Fixed maturity securities:
        Gross realized gains                                                           $    22,767      $    15,501     $     2,648
        Gross realized losses                                                              (40,876)          (3,771)         (7,350)
                                                                                      -------------    -------------   -------------
Net realized (losses) gains on fixed maturity securities                                   (18,109)          11,730          (4,702)
Equity securities:
        Gross realized gains                                                                   -                 36             -
                                                                                      -------------    -------------   -------------
Net realized gains on equity securities                                                        -                 36             -
Other realized investment gains (losses)                                                       743              143            (587)
                                                                                      -------------    -------------   -------------
                                                                                           (17,366)          11,909          (5,289)
Income tax benefit (expense)                                                                 6,078           (4,168)          1,851
                                                                                      -------------    -------------   -------------
     Net realized investment (losses) gains                                                (11,288)           7,741          (3,438)
Net change in unrealized (depreciation) appreciation in investments:
     Fixed maturity securities                                                              15,125           (6,065)         19,496
     Equity securities                                                                      (1,249)             648             171
     Adjustment to deferred policy acquisition costs
         related to unrealized (losses) gains and other                                      1,297             (604)           (667)
                                                                                      -------------    -------------   -------------
                                                                                            15,173           (6,021)         19,000
Deferred income tax (expense) benefit                                                       (5,041)           2,098          (6,650)
                                                                                      -------------    -------------   -------------
     Net change in unrealized appreciation (depreciation) in investments                    10,132           (3,923)         12,350
---------------------------------------------------------------------------------------------------    -----------------------------
     Net realized (losses) gains and change in unrealized appreciation
     (depreciation) in investments                                                     $    (1,156)     $     3,818     $     8,912
------------------------------------------------------------------------------------------------------------------------------------

                       VALLEY FORGE LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE 2. (CONTINUED)

    Investment securities are exposed to various risks, such as interest rate, market and credit. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is possible that changes in these risk factors in the near term could have an adverse material impact on the Company's results of operations or equity.

    A primary objective in the management of the fixed maturity and equity portfolios is to maximize total return relative to underlying liabilities and respective liquidity needs. In achieving this goal, assets may be sold to take advantage of market conditions or other investment opportunities or credit and tax considerations. This activity will produce realized gains and losses.

    The Company's investment policies for both the general and separate accounts emphasize high credit quality and diversification by industry, issuer and issue. Assets supporting interest rate sensitive liabilities are segmented within the general account to facilitate asset/liability duration management.

    A significant judgment in the valuation of investments is the determination of when an other-than-temporary decline in value has occurred. The Company follows a consistent and systematic process for recording impairment losses for securities that sustain other-than-temporary declines in value. The Company has established a committee responsible for the impairment process. This committee, referred to as the Impairment Committee, is made up of three officers appointed by the Company's Chief Financial Officer. The Impairment Committee is responsible for analyzing watch list securities on at least a quarterly basis. The watch list includes individual securities that fall below certain thresholds or that exhibit evidence of impairment indicators including, but not limited to, a significant adverse change in the financial condition and near term prospects of the investment or a significant adverse change in legal factors, the business climate or credit ratings.

    When a security is placed on the watch list, it is monitored for further market value changes and additional news related to the issuer's financial condition. The focus is on objective evidence that may influence the evaluation of impairment factors. The decision to record an impairment for a security incorporates both quantitative criteria and qualitative information. The Impairment Committee considers a number of factors including, but not limited to: (a) the length of time and the extent to which the market value has been less than book value, (b) the financial condition and near term prospects of the issuer, (c) the intent and ability of the Company to retain its investment for a period of time sufficient to allow for any anticipated recovery in value, (d) whether the debtor is current on interest and principal payments and (e) general market conditions and industry or sector specific factors.

    The Impairment Committee's decision to record an impairment for a security is primarily based on whether the security's fair value is likely to remain significantly below its book value in light of all of the factors considered. For securities where an impairment loss is recorded the security is written down to fair value and the resulting losses are recognized in realized gains/losses in the Statements of Operations.

    Realized investment losses included $22.7 million, $0, and $0 of pretax impairment losses for the three years ended December 31, 2002, 2001 and 2000, respectively. The impairments recorded in 2002 were primarily the result of the continued credit deterioration on specific issuers in the bond and equity markets and the effects on such markets due to the overall slowing of the economy.

                       VALLEY FORGE LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE 2. (CONTINUED)

The following table provides a summary of investments in fixed maturity securities and equity securities available for sale in the general account.

SUMMARY OF INVESTMENTS IN FIXED MATURITIES
AND EQUITY SECURITIES AVAILABLE FOR SALE
----------------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS OF DOLLARS)                                                           GROSS             GROSS           ESTIMATED
                                                               AMORTIZED          UNREALIZED        UNREALIZED          FAIR
DECEMBER 31, 2002                                                 COST              GAINS             LOSSES            VALUE
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasuries and obligations of government agencies      $       16,506     $        1,620     $         -       $      18,126
Asset-backed securities                                            152,361              8,787              (645)          160,503
Corporate securities                                               240,810             16,111            (9,099)          247,822
Other debt securities                                               85,767              3,844            (9,994)           79,617
                                                           ----------------   ----------------   ---------------------------------
   Total fixed maturities                                          495,444             30,362           (19,738)          506,068
Equity securities                                                   14,188                -                (380)           13,808
----------------------------------------------------------------------------------------------------------------------------------
Total                                                       $      509,632     $       30,362     $     (20,118)    $     519,876
==================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasuries and obligations of government agencies      $       23,889     $          403     $      (1,335)    $      22,957
Asset-backed securities                                            163,703              1,372              (467)          164,609
Corporate securities                                               290,918              5,742            (2,951)          293,709
Other debt securities                                              137,607              2,089            (9,354)          130,342
                                                           ----------------   ----------------   ---------------------------------
   Total fixed maturities                                          616,117              9,606           (14,107)          611,616
Equity securities                                                   14,187                869               -              15,056
----------------------------------------------------------------------------------------------------------------------------------
   Total                                                    $      630,304     $       10,475     $     (14,107)    $     626,672
==================================================================================================================================


The following table summarizes fixed maturities by contractual maturity at December 31, 2002.


SUMMARY OF INVESTMENTS IN FIXED MATURITIES BY CONTRACTUAL MATURITY
-------------------------------------------------------------------------------------------------------------------
                                                                                                       ESTIMATED
                                                                                 AMORTIZED               FAIR
Year Ended December 31                                                             COST                  VALUE
-------------------------------------------------------------------------------------------------------------------
(In thousands of dollars)
Due in one year or less                                                       $         -           $          -
Due after one year through five years                                                33,773                 35,195
Due after five years through ten years                                              153,684                147,637
Due after ten years                                                                 155,626                162,732
Asset-backed securities not due at a single maturity date                           152,361                160,504
-------------------------------------------------------------------------------------------------------------------
          TOTAL                                                               $     495,444         $      506,068
===================================================================================================================


    Actual maturities may differ from contractual maturities because securities may be called or prepaid with or without call or prepayment penalties.

                       VALLEY FORGE LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE 2. (CONTINUED)

The carrying value of fixed maturity investments that did not produce income during 2002 and 2001 was $5 million and $0 million. Except for investments in securities of the U.S. Government and its agencies, there are no investments in a single issuer that when aggregated exceed 10% of stockholder's equity at December 31, 2002.

    Securities with carrying values of $2.9 million and $2.9 million were deposited by VFL under requirements of regulatory authorities as of December 31, 2002 and 2001, respectively.

Restricted Investments

    The Company may from time to time invest in securities that may be restricted in whole or in part. As of December 31, 2002 and 2001, the Company did not hold any significant positions in investments whose sale was restricted. Cash and securities with carrying values of approximately $2.9 million and $3.0 million were deposited under requirements of regulatory authorities as of December 31, 2002 and 2001.

    During July of 2002, the Company entered into an agreement, whereby Phoenix acquired the variable life and annuity business of VFL through a coinsurance arrangement, with modified coinsurance on the separate account business. Securities with carrying values of approximately $479 million continue to be held by the Company and are reported in separate account business in the assets section of the Balance Sheet at December 31, 2002. See Note 13 for further details of this agreement.

NOTE 3.  FINANCIAL INSTRUMENTS

    In the normal course of business, VFL invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative securities, including off-balance sheet financial instruments.

    Fair values are disclosed for all financial instruments, for which it is practicable to estimate that value, whether or not recognized in the balance sheets. Management attempts to obtain quoted market prices for the purpose of these disclosures. Where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. These techniques are significantly affected by management's assumptions, including discount rates and estimates of future cash flows. Potential taxes and other transaction costs have not been considered in estimating fair value. The estimates presented herein are not necessarily indicative of the amounts VFL would realize in a current market exchange.

    The following methods and assumptions were used by VFL in estimating the fair value amounts for financial instruments:

    The fair values of fixed maturity and equity securities were based on quoted market prices, where available. For securities not actively traded, fair values were estimated using values obtained from independent pricing services or quoted market prices of comparable instruments.

    The fair values for policy loans are estimated using discounted cash flow analyses utilizing interest rates currently offered for similar loans to borrowers with comparable credit quality. Loans with similar characteristics are aggregated for purposes of these calculations.

    Valuation techniques to determine fair value of other invested assets and other Separate Account business assets consisted of discounted cash flows, obtaining quoted market prices of the investments and comparing the investments to similar instruments or to the underlying assets of the investments.

    The fair values for guaranteed investment contracts and deferred annuities of the Separate Account business are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with similar maturities. The fair values of the liabilities for variable Separate Account business are based on the quoted market values of the underlying assets of each variable Separate Account. The fair value of other Separate Account business liabilities approximates their carrying value because of their short-term nature.

                       VALLEY FORGE LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE 3. (CONTINUED)

    Non-financial instruments such as deferred acquisition costs and deferred income taxes and certain financial instruments such as insurance reserves and reinsurance receivables are excluded from the fair value disclosures. Therefore, the fair value amounts cannot be aggregated to determine the underlying economic value of VFL.

    The carrying amounts reported on the balance sheet for cash, short-term investments, accrued investment income, receivables for securities sold, payables for securities purchased and certain other assets and other liabilities approximate fair value because of the short-term nature of these items. These assets and liabilities are not listed in the following table. The carrying amounts and estimated fair values of VFL's other financial instrument assets and liabilities are listed in the following table. Derivative instruments are shown in a separate table.

    The fair values of the liabilities for variable separate account business were based on the quoted market values of the underlying assets of each variable separate account, adjusted for policyholder surrender charges. Regarding the general account products, the fair value of annuities with a surrender charge was approximated as the cash surrender value, while the fair value of other funds and annuities was assumed to equal their carrying value, as most of these are of a short-term nature.

    The carrying amount and estimated fair value of VFL's financial instrument assets and liabilities are listed below:


---------------------------------------------------------------------------------------------------------------------------
                                                                       2002                                2001
                                                         -------------------------------     ------------------------------
                                                            CARRYING        ESTIMATED           CARRYING       ESTIMATED
Year Ended December 31                                       AMOUNT        FAIR VALUE            AMOUNT        FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------
     (In thousands of dollars)
     FINANCIAL ASSETS
     Investments:
          Fixed maturities                                $    506,068    $    506,068        $    611,616    $    611,616
          Equity securities                                     13,808          13,808              15,056          15,056
          Policy loans                                          92,278          89,860             100,344         100,345
          Other                                                  1,338           1,339                 156             156
     Separate Account assets:
          Fixed maturities                                      70,631          70,631              78,430          78,430
          Equity securities (primarily mutual funds)           387,321         387,321             533,350         533,350
     FINANCIAL LIABILITIES
     Guaranteed investment contracts                            35,705          33,891              39,714          38,123
     Deferred annuities                                            675             675                 684             684
     Other                                                          43              43                  49              49
     Separate Account variable liabilities                     457,923         423,924             641,209         587,030
============================================================================================================================

                       VALLEY FORGE LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE 4.  DERIVATIVE FINANCIAL INSTRUMENTS

    A summary of the aggregate contractual or notional amounts, estimated fair values and recognized gains (losses) related to derivative financial instruments follows:


--------------------------------------------------------------------------------------------------------------------------------

                                                             CONTRACTUAL         FAIR VALUE       FAIR VALUE        RECOGNIZED
AS AND FOR THE YEARS ENDED DECEMBER 31,                    NOTIONAL AMOUNT         ASSET          (LIABILITY)     GAINS (LOSSES)
--------------------------------------------------------------------------------------------------------------------------------
(In thousands of dollars)
--------------------------------------------------------------------------------------------------------------------------------
2002
--------------------------------------------------------------------------------------------------------------------------------
General Account:
     Interest rate caps                                   $         50,000      $        36       $        -      $         (42)
Commitments to purchase government
   and municipal securities                                        128,000            1,303                -              1,303
--------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                     $        178,000      $     1,339       $        0      $       1,261
--------------------------------------------------------------------------------------------------------------------------------
2001
--------------------------------------------------------------------------------------------------------------------------------
General Account:
     Interest rate caps                                   $         50,000      $       156       $        -      $        (147)
Commitments to purchase government
   and municipal securities                                              -                -                -                  0
--------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                     $         50,000      $       156       $        -      $        (147)
--------------------------------------------------------------------------------------------------------------------------------

                       VALLEY FORGE LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE 5. STATUTORY CAPITAL AND SURPLUS (UNAUDITED)

    Statutory capital and surplus and net income for VFL are determined in accordance with accounting practices prescribed or permitted by the Pennsylvania Insurance Department. Prescribed statutory accounting practices are set forth in a variety of publications of the National Association of Insurance Commissioners as well as state laws, regulations, and general administrative rules. VFL has no material permitted accounting practices.

-----------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31                                          2002                      2001                    2000
-----------------------------------------------------------------------------------------------------------------------------
(In thousands of dollars)
Statutory capital and surplus                              $     192,655           $       183,470           $     166,285
Statutory net income                                               5,608                    22,384                     456
-----------------------------------------------------------------------------------------------------------------------------


    The payment of dividends by VFL to CAC is limited to formula amounts, without prior approval of the Pennsylvania Insurance Department. As of December 31, 2002, dividends of approximately $19.3 million were not subject to prior Insurance Department approval.

    VFL is subject to risk-based capital requirements. Risk-based capital is a method developed by the NAIC to determine the minimum amount of statutory capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formula for determining the amount of risk-based capital specifies various factors, weighted based on the perceived degree of risk, which are applied to certain financial balances and financial activity. The adequacy of a company's actual capital is evaluated by a comparison to the risk-based capital results, as determined by the formula. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 2002 and 2001, all of VFL exceeded the minimum risk-based capital requirements.

                       VALLEY FORGE LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE 6. COMPREHENSIVE INCOME

    Comprehensive income is comprised of all changes to stockholder's equity, including net income, except those changes resulting from transactions with stockholders in their capacity as stockholders. Accumulated other comprehensive income (loss) is comprehensive income exclusive of net income. The change in the components of comprehensive income (loss) are shown in the following table:


------------------------------------------------------------------------------------------------------------------------------------
Year ended December 31,                                                               2002               2001               2000
------------------------------------------------------------------------------------------------------------------------------------
(In thousands of dollars)
Net income                                                                      $      10,813      $      19,870      $      19,924
Other comprehensive income:
   Change in unrealized gains (losses) on general account investments
      Holding gains (losses) arising during the period                                 17,985             (3,930)             9,907
      Less: Unrealized gains (losses) at beginning of period included
                 in realized gains (losses) during the period                           4,109              1,487             (9,760)
                                                                               ---------------    ---------------    ---------------
   Net change in unrealized gains (losses) on general account investments              13,876             (5,417)            19,667
   Net change in unrealized gains (losses) on Separate Accounts and other               1,297               (604)              (667)
                                                                               ---------------    ---------------    ---------------
   Other comprehensive income (loss) before income tax                                 15,173             (6,021)            19,000
   Deferred income tax (expense) benefit related to other
     comprehensive income                                                              (5,041)             2,098             (6,650)
                                                                               ---------------    ---------------    ---------------
Other comprehensive income (loss), net of tax                                          10,132             (3,923)            12,350
------------------------------------------------------------------------------------------------------------------------------------
Total comprehensive income                                                      $      20,945      $      15,947      $      32,274
====================================================================================================================================


NOTE 7. BENEFIT PLANS

    VFL has no employees as it has contracted with CCC for services provided by CCC employees. As CCC is a wholly-owned subsidiary of CNAF, all CCC employees are covered by CNAF's Benefit Plans. CNAF's plans are discussed below.

PENSION PLAN

    CNAF sponsors noncontributory pension plans covering full time employees age 21 or over that have completed at least one year of service. While the terms of the plans vary, benefits are generally based on years of credited service and the employees' highest sixty consecutive months of compensation. CCC is included in the CNA Retirement Plan and VFL is allocated a share of these expenses. The net pension cost allocated to VFL was $0.1 million, $0.3 million and $0.4 million for the years ended December 31, 2002, 2001, and 2000, respectively.

    CNAF's funding policy is to make contributions in accordance with applicable government regulatory requirements. The assets of the plans are invested primarily in U.S. government securities with the balance in mortgage-backed securities, equity investments and short-term investments.

    In 2000, employees of CCC who were employed at December 31, 1999 and remained employed at April 24, 2000 were required to make a choice regarding their continued participation in the pension plan. Employees who elected to forgo earning additional benefits in the pension plan and all employees hired by CCC on or after January 1, 2000 receive enhanced contributions in the Savings and Capital Accumulation Plan (S-CAP) (see Savings Plan discussion below).

POST-RETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFITS

    CNAF provides certain healthcare and life insurance benefits to eligible retired employees, their covered dependents and their beneficiaries. The funding for these plans is generally to pay covered expenses as they are incurred. Net postretirement benefit cost allocated to VFL was $0.1 million, $0.2 million, and $0.2 million for the years ended December 31, 2002, 2001, and 2000, respectively.

                       VALLEY FORGE LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE 7. (CONTINUED)

SAVINGS PLAN

    VFL is included in the CNAF Employees' Savings Plan, a contributory plan that allows most employees to contribute a maximum of 13% of their eligible compensation, subject to certain limitations prescribed by the Internal Revenue Service. CNAF contributes an amount equal to 70% of the first 6% (35% of the first 6% in the first year of employment) of salary contributed by the employee. CNAF contributions allocated to and expensed by VFL for the S-CAP were $0.3 million, $0.5, and $0.6 million for the years ended December 31, 2002, 2001, and 2000, respectively.

NOTE 8. INCOME TAXES

    VFL is taxed under the provisions of the Internal Revenue Code, as applicable to life insurance companies, and is included along with CAC in the consolidated Federal income tax return of Loews. The Federal income tax provision of VFL is computed on a stand-alone basis, as if VFL was filing its own separate tax return.

    VFL maintains a special tax memorandum account designated as the "Shareholder's Surplus Account". Dividends from this account may be distributed to the shareholder without resulting in any additional tax. The amount in the Shareholder's Surplus Account was $248.9 million and $232.9 million at December 31, 2002 and 2001, respectively. Another tax memorandum account, defined as the "Policyholders' Surplus Account," totaled $5.4 million for the years ended December 31, 2002 and 2001. No further additions to this account are allowed. Amounts accumulated in the Policyholders' Surplus Account are subject to income tax if distributed to the stockholder. VFL has no plans for such a distribution and, as a result, has not provided for such a tax.


----------------------------------------------------------------------------------------------
Year ended December 31,                            2002             2001              2000
----------------------------------------------------------------------------------------------
(In thousands of dollars)
Income taxes at statutory rates               $      5,885     $     10,772      $     10,758
Other                                                  115              134                56
----------------------------------------------------------------------------------------------
Income taxes at effective rates               $      6,000     $     10,906      $     10,814
==============================================================================================

                       VALLEY FORGE LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE 8.  (CONTINUED)

    The components of income tax expense are as follows:


------------------------------------------------------------------------------------------------
Year ended December 31,                               2002             2001             2000
------------------------------------------------------------------------------------------------
(In thousands of dollars)
Current tax expense (benefit)                    $      8,664     $     18,092     $     11,973
Deferred tax (benefit) expense                         (2,664)          (7,186)          (1,159)
------------------------------------------------------------------------------------------------
  Total income tax expense                       $      6,000     $     10,906     $     10,814
================================================================================================


    Significant components of VFL's deferred income tax liability as of December 31, 2002 and 2001 are shown in the table below:


-----------------------------------------------------------------------------------
At December 31,                                         2002              2001
-----------------------------------------------------------------------------------
(In thousands of dollars)
Insurance reserves                                   $     29,228    $      32,721
Deferred acquisition costs                                (46,854)         (47,055)
Investment valuation                                       11,607            2,257
Net unrealized gains (losses)                              (4,081)             960
Receivables and other                                       1,937            1,170
Life Re sale                                                    -            6,130
Variable sale                                                 930
Group Transfer                                              1,391
Other, net                                                  4,175            3,672
-----------------------------------------------------------------------------------
Deferred income tax (liability)                      $     (1,667)   $        (145)
===================================================================================


    At December 31, 2002, gross deferred tax assets and liabilities amounted to $53.8 million and $54.8 million, respectively. Gross deferred tax assets and liabilities at December 31, 2001 amounted to $49.6 million and $49.7 million, respectively.


NOTE 9. REINSURANCE

    In addition to the Reinsurance Pooling Agreement with CAC, described in Note 1, VFL also assumes and cedes insurance with other insurers and reinsurers and members of various reinsurance pools and associations. VFL utilizes reinsurance arrangements to limit its maximum loss, provide greater diversification of risk, and minimize exposures on larger risks and to exit certain lines of business. Reinsurance coverages are tailored to the specific risk characteristics of each product line and VFL's retained amount varies by type of coverage. VFL's life reinsurance includes coinsurance, yearly renewable term, facultative programs and modified coinsurance.

    A majority of the reinsurance utilized by the Company's life insurance operations relates to term life insurance policies. Term life insurance policies issued from 1994 onward are generally ceded at 60-90% of the face value. Universal Life policies issued from 1998 onward are generally ceded at 75% of face value. This extensive reinsurance program has generated favorable net commission costs on renewal premiums.

                       VALLEY FORGE LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE 9. (CONTINUED)

   The ceding of insurance does not discharge VFL of its primary liability to its policyholders. Therefore, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under reinsurance agreements. VFL places reinsurance with other carriers only after careful review of the nature of the contract and a thorough assessment of the reinsurers' credit quality and claim settlement performance. For carriers that are not authorized reinsurers in VFL's state of domicile, VFL receives collateral, primarily in the form of bank letters of credit and assets held in trust. Such collateral was approximately $193.1 million and $111.1 million for December 31, 2002 and 2001, respectively.

    In the table below, the majority of life premium revenue is from long duration type contracts, while the majority of accident and health insurance premiums are from short duration contracts. The effects of reinsurance on premium revenues are shown in the following table:

------------------------------------------------------------------------------------------------------------------------------
                                       PREMIUMS
                                   ---------------------------------------------------------------------------   ASSUMED/NET
YEAR ENDED DECEMBER 31                 DIRECT              ASSUMED            CEDED                NET                %
------------------------------------------------------------------------------------------------------------------------------
(In thousands of dollars)
2002
   Life                             $      734,394      $       41,758     $     735,358       $       40,794         102%
   Accident and Health                      17,823               1,685            17,823                1,685         100
                                   ----------------    ----------------   ----------------    ----------------   ----------
     Total premiums                 $      752,217      $       43,443     $     753,181       $       42,479         102%
                                   ================    ================   ================    ================   ==========
2001
   Life                             $      715,999      $       61,582     $     729,647       $       47,934         128%
   Accident and Health                      13,234               2,087            13,234                2,087         100
                                   ----------------    ----------------   ----------------    ----------------   ----------
     Total premiums                 $      729,233      $       63,669     $     742,881       $       50,021         127%
                                   ================    ================   ================    ================   ==========
2000
   Life                             $      745,983      $      111,346     $     770,905       $       86,424         129%
   Accident and Health                       9,947             171,930            10,131              171,746         100
                                   ----------------    ----------------   ----------------    ----------------   ----------
     Total premiums                 $      755,930      $      283,276     $     781,036       $      258,170         110%
==============================================================================================================================


    Transactions with CAC, as part of the Reinsurance Pooling Agreement described in Note 1, are reflected in the above table. Premium revenues ceded to non-affiliated companies were $428.9 million, $455.1 million, and $427.0 million for the years ended December 31, 2002, 2001, and 2000, respectively. Additionally, benefits and expenses for insurance claims and policyholder benefits are net of reinsurance recoveries from non-affiliated companies of $405.1 million, $380.7 million, and $397.4 million for the years ended December 31, 2002, 2001 and 2000, respectively.

    Reinsurance receivables reflected on the balance sheets are amounts recoverable from reinsurers who have assumed a portion of VFL's insurance reserves. These balances are principally due from CAC pursuant the Reinsurance Pooling Agreement.

                       VALLEY FORGE LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE 9.  (CONTINUED)

    The impact of reinsurance, including transactions with CAC, on life insurance in force is shown in the following schedule:

---------------------------------------------------------------------------------------------------------------
                                                     LIFE INSURANCE IN FORCE
                                  ---------------------------------------------------------   ASSUMED/NET
                                     DIRECT        ASSUMED         CEDED           NET             %
---------------------------------------------------------------------------------------------------------------
(In millions of dollars)
YEAR ENDED DECEMBER 31
2002                               $  317,773    $    9,741     $  318,371     $    9,143           106.5 %
2001                                  301,553        10,959        303,250          9,262           118.3
2000                                  298,676        37,712        319,593         16,795           224.5
---------------------------------------------------------------------------------------------------------------


NOTE 10. RELATED PARTIES

    As discussed in Note 1, VFL is party to a Reinsurance Pooling Agreement with its parent, CAC. In addition, VFL through 2001 was a party to the CNA Intercompany Expense Agreement whereby expenses incurred by CNAF and each of its subsidiaries are allocated to the appropriate companies. All acquisition and underwriting expenses allocated to VFL are further subject to the Reinsurance Pooling Agreement with CAC, so that acquisition and underwriting expenses recognized by VFL are ten percent of the acquisition and underwriting expenses of the combined pool. Pursuant to the foregoing agreements, VFL recorded amortization of deferred acquisition costs and other operating expenses totaling $14.3 million, $16.7 million, and $35.4 million for 2002, 2001 and 2000, respectively. Expenses of VFL exclude $2.6 million, and $5.2 million of general and administrative expenses incurred by VFL and allocated to CNAF for the years ended December 31, 2001, and 2000 respectively. VFL had a payable of $11.2 million and $17.8 million at December 31, 2002 and 2001, respectively, to its affiliates.

    There were no interest charges on intercompany receivables or payables for 2002, 2001 and 2000.

NOTE 11.  LEGAL

    VFL is party to litigation arising in the ordinary course of business. The outcome of this litigation will not, in the opinion of management, materially affect the financial position or results of operations of VFL.

NOTE 12. BUSINESS SEGMENTS

    VFL operates in one reportable segment, the business of which is to market and underwrite insurance products designed to satisfy the life, health and retirement needs of individuals and groups. VFL products are distributed primarily in the United States. Premium revenues earned outside the United States are not material.

    The operations, assets and liabilities of VFL and its parent, CAC, are managed on a combined basis. Pursuant to a Reinsurance Pooling Agreement, as amended, VFL cedes all of its business, excluding its Separate Account business, to CAC which is then pooled with the business of CAC, excluding CAC's participating contracts and Separate Account business, and 10% of the combined pool is assumed by VFL.

                       VALLEY FORGE LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE 12.  (CONTINUED)

    The following presents net earned premiums by product group for each of the years in the three years ended December 31,

----------------------------------------------------------------------------------------------
Year ended December 31,                             2002            2001             2000
----------------------------------------------------------------------------------------------
(In thousands of dollars)
Life                                           $     40,794     $     47,934     $     86,424
Accident & Health                                     1,685            2,087          171,746
----------------------------------------------------------------------------------------------
Total                                          $     42,479     $     50,021     $    258,170
==============================================================================================


    During 2000 and through August 31, 2000, CAC provided health insurance benefits to postal and other federal employees under the Federal Employees Health Benefit Plan (FEHBP). Premiums under this contract between CAC and FEHBP totaled $1.4 billion and $2.1 billion for the years ended December 31, 2000 and 1999, respectively, and the portion of these premiums assumed by VFL under the Reinsurance Pooling Agreement totaled $138 million and $207 million for the years ended December 31, 2000 and December 31, 1999, respectively. Effective September 1, 2000, the FEHBP business was transferred to another insurance entity owned by CNAF. All the assets and liabilities of this business were transferred through a novation agreement and VFL was relieved of any ongoing direct or contingent liability with respect to this business. In the second quarter of 2002, this business was transferred from CNAF to First Health Group Corporation. See Note 13 below.

NOTE 13. OTHER EVENTS

FEDERAL HEALTH BENEFIT PLAN TRANSACTIONS

    FEHBP business formerly written by CAC and assumed by VFL as part of the Reinsurance Pooling Agreement was transferred to Niagara Insurance Company, another insurance entity owned by CNAF, effective September 1, 2000. All assets and liabilities of this business were transferred through a novation agreement, and VFL was relieved of any ongoing direct or contingent liability with respect to this business. In the second quarter of 2002, this business was transferred from CNAF to First Health Group Corporation. Net earned premiums for this business were $0, $0, and $137.7 million in 2002, 2001, and 2000 respectively. Income before income taxes were $0, $0, and $1.4 million for 2002, 2001 and 2000, respectively.

INDIVIDUAL LIFE REINSURANCE TRANSACTION

    Effective December 31, 2000, VFL and CAC completed a transaction with Munich American Reassurance Company (MARC), whereby MARC acquired VFL and CAC's individual life reinsurance business (Life Re) via a reinsurance agreement. VFL and CAC will continue to accept and retrocede business on existing Life Re contracts until such time that VFL and CAC and MARC are able to execute novations of each of Life Re's assumed and retro-ceded reinsurance contracts.

    MARC assumed approximately $294 million of liabilities (primarily future policy benefits and claim reserves) and approximately $209 million in assets (primarily uncollected premium and deferred policy acquisition costs from CAC). The net gain of approximately $2 million from the reinsurance transaction has been recorded as deferred revenue and will be recognized in income as CNA Life Re's assumed contracts are novated to MARC. A portion (10%) of the Life Re business is conducted through VFL as part of the Reinsurance Pooling Agreement. Net earned premiums for this business were $0, $0.1 and $22.9 million in 2002, 2001 and 2000, respectively. Income before income taxes were $0.1, $0.4, and $3.4 million for 2002, 2001 and 2000, respectively.

                       VALLEY FORGE LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE 13.  (CONTINUED)

GROUP LIFE AND HEALTH TRANSACTION

    VFL, CAC and CCC (collectively, the "Insurers") have entered into an indemnity reinsurance agreement (the "Agreement") with CNA Group Life Assurance Company ("CNAGLAC"), a newly formed and wholly-owned subsidiary of CCC. Under this agreement, most of the existing group life and health insurance business, excluding the FEHBP business which was transferred to another insurance subsidiary of CNAF via a novation agreement and some runoff group and life insurance lines of business that will remain with the Insurers, of the Insurers will be transferred to CNAGLAC via a reinsurance agreement effective January 1, 2001. The purpose of this transaction, along with the FEHBP transaction that was completed on September 1, 2000, is to move, over time, substantially all of the group life and health insurance business from VFL and CAC to other insurance subsidiaries of CNAF.

    As CNAGLAC obtains the appropriate licenses to write group life and health insurance business, CNAGLAC intends to replace the group life and health insurance in force contracts of the Insurers with equivalent contracts issued directly by CNAGLAC. Net earned premiums for this business were $0, $0.7, and $52.5 million in 2002, 2001 and 2000, respectively. Income before income taxes were $0.1, $0.5, and $2.7 million for 2002, 2001 and 2000, respectively.

WORLD TRADE CENTER EVENT

    VFL's estimate of the claim and claim adjustment expenses arising from the September 11, 2001 World Trade Center disaster and related events (WTC) is based on a total industry loss of $50 billion and includes all lines of insurance. Management's estimate of pretax losses related to the WTC catastrophe on a gross basis (before reinsurance) and on a net basis (after reinsurance) resulted in $7.5 million gross and $2.2 million net for VFL. The after tax impact of the WTC catastrophe is estimated at $4.9 million, gross of reinsurance and $1.4 million, net of reinsurance for VFL. This estimate takes into account CNA's substantial reinsurance agreements, including its catastrophe reinsurance program and corporate reinsurance program and is based on management's best estimate. During 2002, information available resulted in the recording of favorable reserve development of $1 million after tax. As of December 31, 2002, the Company believes its recorded reserves, net of reinsurance, for the WTC event are adequate.

VARIABLE LIFE AND ANNUITY TRANSACTION

    In July of 2002, the Company entered into an agreement, whereby The Phoenix Companies, Inc. acquired the variable life and annuity business of VFL through a coinsurance arrangement, with modified coinsurance on the Separate Accounts.

    As a result of this agreement, the Phoenix Companies, Inc. assumed net assets of $6 million. At December 31, 2002, approximately $479 million of Separate Account assets and $479 million of Separate Account policy reserves related to the variable life and annuity business continue to be held by the Company and are reported in Separate Account business in the assets and liabilities sections of the Balance Sheet. The assets and liabilities of the variable life and annuity business were $637 million and $637 million, respectively as of December 31, 2001.

    The variable life and annuity business' premiums and fee income were $8 million, $11 million and $5 million for the years ended December 31, 2002, 2001 and 2000. Net loss for the business was $5 million, $44 million and $12 million for the years ended December 31, 2002, 2001 and 2000.

                       VALLEY FORGE LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE 14. RESTRUCTURING AND OTHER RELATED CHARGES

    In December 2001, CNA announced a restructuring plan (the 2001 Plan) which included VFL. The objective of the 2001 Plan was to create a simplified and leaner organization for its customers and business partners. The major components of the plan included a reduction in the number of strategic business units (SBU) in the property-casualty operations, changes in the strategic focus of the Life Operations and consolidation of real estate locations. The strategic changes in Life Operations included a decision to discontinue the variable life and variable annuity businesses. VFL accrued these restructuring and other related charges in the fourth quarter of 2001 in the amount of $5.1 million, pretax. These charges include employee termination and related benefits costs of $0.7 million, impaired asset charges related to the write-off of software of $0.9 million, and other costs of $3.5 million. Other costs include the write-off of deferred acquisition cost on the inforce variable life and variable annuity contracts, as the company believes that the decision to discontinue these businesses will negatively impact the persistency of the contracts. VFL had no accrued costs at the end of 2002 as all expenses have been paid or the accruals have been reduced.

    The following table summarizes the 2001 Plan Initial Accrual and the activity in that accrual through 2002.

------------------------------------------------------------------------------------------------------------------------------
                                                  EMPLOYEE
                                                 TERMINATION          IMPAIRED
                                                 AND RELATED            ASSET                 OTHER
(In thousands)                                  BENEFIT COSTS          CHARGES                COSTS               TOTAL
------------------------------------------------------------------------------------------------------------------------------

2001 Plan initial accrual                      $          702       $          944       $        3,476       $        5,122
Costs that did not require cash                             -                    -               (3,462)              (3,462)
Payments charged against liability                          -                    -                    -                    -
------------------------------------------------------------------------------------------------------------------------------
Accrued costs at December 31, 2001                        702                  944                   14                1,660
------------------------------------------------------------------------------------------------------------------------------
Costs that did not require cash                             -                 (944)                 (14)                (958)
Payments charged against liability                       (702)                   -                    -                 (702)
------------------------------------------------------------------------------------------------------------------------------
Accrued costs at December 31, 2002             $            -       $            -       $            -       $            -
==============================================================================================================================

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

Financial statements for Valley Forge Life Insurance Company (the "Company") and the financial statements for Valley Forge Life Insurance Company Variable Annuity Separate Account (the "Variable Account") are included in Part B hereof.

(b)  Exhibits

     (1) (a) Certified resolution of the board of directors of the Company dated October 18, 1995, establishing the Variable Account.(1)

     (2)   Not applicable.

     (3) Form of underwriting agreement between the Company and CNA Investor Services, Inc. ("CNA/ISI").(2)

     (4) (a) Form of Flexible Premium Deferred Variable Annuity Contract (the "Contract").(1)

           (b) Form of Qualified Plan Endorsement.(1)

           (c) Form of IRA Endorsement.(1)

           (d) Form of Nursing Home Confinement, Terminal Medical Condition, Total Disability Endorsement.(1)

           (e) Endorsement (Amending MVA Provision).(5)

           (f) Tax Sheltered Annuity Endorsement.(5)

     (5)   Contract Application.(3)

     (6)   (a) Articles of Incorporation of the Company.(1)

           (b) By-Laws of the Company.(1)

     (7)   Not applicable.

     (8) (a) Form of Participation Agreement between the Company and Insurance Management Series.(2)

           (b) Form of Participation Agreement between the Company and Variable Insurance Products Fund.(2)

           (c) Form of Participation Agreement between the Company and The Alger American Fund.(2)

           (d) Form of Participation Agreement between the Company and MFS Variable Insurance Trust.(2)

           (e) Form of Participation Agreement between the Company and SoGen Variable Funds, Inc.(2)

           (f) Form of Participation Agreement between the Company and Van Eck Worldwide Insurance Trust.(2)

           (g) Form of Participation Agreement between the Company and Janus Aspen Series.(4)

           (h) Form of Participation Agreement among the Company, CNA Investor Services, Inc., Lazard Asset Management and Lazard Retirement Series, Inc.(6)

           (i) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and the Company.(6)

           (j) Form of Participation Agreement among the Company, CNA Investor Services, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc.(6)

           (k) Form of Shareholder Services Agreement between the Company and American Century Investment Management, Inc.(6)

           (l) Form of Participation Agreement between the Company and Morgan Stanley Dean Witter Universal Funds, Inc.(6)

           (m) Letter from James Bone, Senior Vice President, Fidelity Investments Institutional Services, Inc., regarding NAV Pricing Procedures.(8)

           (n) Second Amendment to Participation Agreement among Valley Forge Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation.(8)

           (o) Second Amendment to Participation Agreement among Valley Forge Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation.(8)

           (p) Amendment to Participation Agreement among Valley Forge Life Insurance Company, the Universal Institutional Funds, Inc. and Morgan Stanley Investment Management, Inc.(8)

           (q) Amendment No. 2 to Shareholder Services Agreement between Valley Forge Life Insurance Company and American Century Investment Management, Inc.(8)

           (r) Amendment to Participation Agreement among Valley Forge Life Insurance Company, CNA Investor Services Inc., Alliance Capital Management L.P., and Alliance Fund Distributors, Inc.(8)

           (s) Amendment to Fund Participation Agreement among Janus Aspen Series, Inc., Janus Distributors, LLC, and Valley Forge Life Insurance Company.(8)

           (t) Amendment to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and Valley Forge Life Insurance Company.(8)

           (u) Amendment to Fund Participation Agreement among Valley Forge Life Insurance Company, CNA Investor Services, Inc., Lazard Asset Management and Lazard Retirement Services, Inc.(8)

     (9)   Opinion of Counsel.(8)

     (10)  (a) Independent Auditors' Consent.(8)

           (b) Consent of William K. Borland.(8)

     (11)  Not applicable.

     (12)  Not applicable.

     (13)  Calculation of Performance Information.(7)

     (14)  Not applicable.

(1) Incorporated herein by reference to the initial filing of this Form N-4 Registration on February 20, 1996.

(2) Incorporated herein by reference to filing of Pre-Effective Amendment Number 1 to this Form N-4 Registration on September 4, 1996.

(3) Incorporated herein by reference to filing of Post-Effective Amendment Number 4 to this Form N-4 Registration Statement on April 26, 1999.

(4) Incorporated herein by reference to the filing of Post- Effective Amendment Number 5 to this Form N-4 Registration Statement on September 2, 1999.

(5) Incorporated by reference to the filing of Post-Effective Amendment Number 6 to this Form N-4 Registration Statement on March 2, 2000.

(6) Incorporated by reference to the filing of Post-Effective Amendment Number 7 to this Form N-4 Registration Statement on April 25, 2000.

(7) Incorporated by reference to the filing of Post-Effective Amendment Number 9 to this Form N-4 Registration Statement on April 24, 2002.

(8) Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE COMPANY

The name, age, positions and offices for Valley Forge Life Insurance Company's ("VFL") directors are listed in the following table:

------------------------------------------------------------------------------------------------------------------------------------
                                                          DIRECTORS OF VFL
------------------------------------------------------------------------------------------------------------------------------------
                                         POSITION(S) HELD
    NAME AND ADDRESS         AGE             WITH VFL

Stephen W. Lilienthal        53     Director, Chairman, Chief
CNA Plaza                           Executive Officer and
Chicago, Illinois 60685             President





Jonathan D. Kantor           47     Director, Executive Vice
CNA Plaza                           President, Secretary,
Chicago, Illinois 60685             and General Counsel


Robert V. Deutsch            43     Director, Executive
CNA Plaza                           Vice President
Chicago, Illinois 60685             President and
                                    Chief Financial Officer


Robert W. Patin              60     Director, President and
CNA Plaza                           Chief Executive Officer,
Chicago, Illinois 60685             CNA Life and Group
                                    Operations



James R. Lewis               54     Director, President and
CNA Plaza                           Chief Executive Officer,
Chicago, Illinois 60685             Property and Casualty
                                    Operations



Thomas Pontarelli            53     Director and Executive
CNA Plaza                           Vice President,
Chicago, Illinois 60685             Human Resources &
                                    Corporate Services



Lawrence J. Boysen           47     Director, Senior
CNA Plaza                           Vice President and
Chicago, Illinois 60685             Corporate Controller


Each director is elected to serve until the next annual meeting of stockholders or until his or her successor is elected and shall have qualified. Some directors hold various executive positions with insurance company affiliates of VFL. Executive officers serve at the discretion of the Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. The Company is a stock life insurance company of which all of the voting securities are owned by Continental Assurance Company. Continental Assurance Company is owned by Continental Casualty Company, a stock casualty insurance company organized under the Illinois Insurance Code, the home office of which is located at CNA Plaza, Chicago, Illinois 60685. All of the voting securities of Continental Casualty Company are owned by CNA Financial Corporation, a Delaware Corporation,
                                      C-3

CNA Plaza, Chicago, Illinois 60685. As of December 31, 2002, 90% of the outstanding voting securities of CNA Financial Corporation are owned by Loews Corporation, a Delaware Corporation, 667 Madison Avenue, New York, New York 10021- 8087. Loews Corporation has interests in insurance, hotels, watches and other timing devices, drilling rigs and tobacco. Laurence A. Tisch is Co-Chairman of the Board and a director of Loews Corporation and a director of CNA Financial Corporation. Preston R. Tisch is Co-Chairman of the Board and a director of Loews Corporation and a director of CNA Financial Corporation. James
S. Tisch is President and Chief Executive Officer and director of Loews Corporation and a director of CNA Financial Corporation. Various companies and other entities controlled by CNA Financial Corporation may be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth below:

                           PRIMARY SUBSIDIARIES OF CNA

                                                                  PLACE OF
COMPANY                                                           INCORPORATION
-------                                                           -------------

American Casualty Company of Reading, Pennsylvania (ACCO)         Pennsylvania
CNA Insurance Company (Europe) Ltd.                               United Kingdom
CNA Casualty of California                                        California
CNA Group Life Assurance Company                                  Illinois
CNA Surety Corporation                                            Delaware
Columbia Casualty Company                                         Illinois
Continental Assurance Company (CAC)                               Illinois
Continental Casualty Company (CCC)                                Illinois
Continental Insurance Company of Newark, New Jersey               New Jersey
Firemen's Insurance Company of Newark, New Jersey                 New Jersey
National Fire Insurance Company of Hartford (NFI)                 Connecticut
The Buckeye Union Insurance Company                               Ohio
The Continental Corporation                                       New York
The Continental Insurance Company                                 New Hampshire
The Glens Falls Insurance Company                                 Delaware
Transcontinental Insurance Company                                New York
Transportation Insurance Company                                  Illinois
Valley Forge Insurance Company                                    Pennsylvania
Valley Forge Life Insurance Company                               Pennsylvania


All other Subsidiaries, when aggregated, are not considered significant.

ITEM 27. NUMBER OF CONTRACTOWNERS

As of April 29, 2003, the Separate Account had 4,370 qualified contract owners and 4,939 non-qualified contract owners.

ITEM 28. INDEMNIFICATION

The registrant has no officers, directors or employees. The depositor and the registrant do not indemnify the officers, directors of employees of the depositor. CNA Financial Corporation, ("CNAFC") a parent of the depositor, indemnifies the depositor's officers, directors and employees in their capacity as such. Most of the depositor's officers, directors and employees are also officers, directors and/or employees of CNAFC.

CNAFC indemnifies any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of CNAFC) by reason of the fact that he is or was a director, officer, employee, or agent of CNAFC, or was serving at the request of CNAFC as a director, office, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorney's fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of CNAFC, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

CNAFC indemnifies any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of CNAFC to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee or agent of CNAFC, or was serving at the request of CNAFC as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of CNAFC. No indemnification is made, however, in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to CNAFC unless and only to the extent that a court determines that, despite the adjudication of liability but in view of all of the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court deems proper.

To the extent that any person referred to above is successful on the merits or otherwise in defense of any action, suit or proceeding referred to above, or in defense of any claim, issue or matter therein, CNAFC will indemnify such person against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith. CNAFC may advance to such a person, expenses incurred in defending a civil or criminal action, suit or proceeding as authorized by CNAFC's board of directors upon receipt of an undertaking by (or on behalf of) such person to repay the amount advanced unless it is ultimately determined that he is entitled to be indemnified.

Indemnification and advancement of expenses described above (unless pursuant to a court order) is only made as authorized in the specific case upon a determination that such indemnification or advancement of expenses is proper in the circumstances because he has met the applicable standard of conduct. Such determination must be made by a majority vote of a quorum of CNAFC's board of directors who are not parties to the action, suit or proceeding or by independent legal counsel in a written opinion or by CNAFC's stockholders.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a) CNAISI is the registrant's principal underwriter and also serves as the principal underwriter of certain variable annuity contracts and variable life insurance contracts issued by the Company and certain variable annuity contracts and variable life insurance contracts issued by affiliates of the Company.

(b) CNA Investor Services Inc.("CNAISI") is the principal underwriter for the Policies. The following persons are the officers and directors of CNAISI.

Name and Principal Positions and Offices

Name                                         Address                                     Position held with CNAISI

Carol Kuntz                                 CNA Plaza                                   Chairman of the Board and President
                                            Chicago, Illinois  60685

Bernard Malek                               3080 South Bristol                          Vice President
                                            Costa Mesa, California  92626

Stephanie Rishel (formerly Sledge)          100 CNA Drive                               Vice President and Treasurer
                                            Nashville, Tennessee  37214-3439

William K. Borland                          CNA Plaza                                   Secretary
                                            Chicago, Illinois  60685


(c) Not applicable.

ITEM 30. LOCATION BOOKS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at CNA Plaza, Chicago, Illinois 60685, or 100 CNA Drive, Nashville, Tennessee 37214-3439, or PHL Variable Insurance Company, One American Row, Hartford, Connecticut 06102 and by CNA/ISI at 3080 South Bristol, Costa Mesa, California 92626.

ITEM 31. MANAGEMENT SERVICES

All management contracts, if any, are discussed in Part B of this filing.

ITEM 32. UNDERTAKINGS

(a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

(b) The registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

(d) Valley Forge Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the Services rendered, the expenses expected to be incurred, and the risks assumed by the Valley Forge Life Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois, on this 30th day of April, 2003.

                       VALLEY FORGE LIFE INSURANCE COMPANY
                        on behalf of its separate account

                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                                  (Registrant)


                       By: /s/ SANDRA M. RICKETTS

                       ____________________________

                       Sandra M. Ricketts, Senior Vice President


                       VALLEY FORGE LIFE INSURANCE COMPANY
                                   (Depositor)

                       By: /s/ SANDRA M. RICKETTS

                       ____________________________

                       Sandra M. Ricketts, Senior Vice President

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                               Title                                       Date
---------                               -----                                       ----

/s/ Stephen W. Lilienthal               Director, Chairman,
--------------------------              Chief Executive Officer                     --------------
Stephen W. Lilienthal                   and President                               Date


/s/ Robert V. Deutsch                   Director, Executive
--------------------------              Vice President and                          --------------
Robert V. Deutsch                       Chief Financial Officer                     Date

/s/ Jonathan D. Kantor                  Director, Executive
--------------------------              Vice President, Secretary                   --------------
Jonathan D. Kantor                      and General Counsel                         Date

/s/ James R. Lewis                      Director, President and
--------------------------              Chief Executive Officer,                    --------------
James R. Lewis                          Property & Casualty Operations              Date

/s/ Robert W. Patin                     Director, President and
--------------------------              Chief Executive Officer,                    --------------
Robert W. Patin                         CNA Life & Group Operations                 Date

/s/Thomas Pontarelli                    Director and Executive
--------------------------              Vice President, Human Resources &           --------------
Thomas Pontarelli                       Corporate Services                          Date

/s/Lawrence J. Boysen                   Director, Senior Vice
--------------------------              President and Corporate                     --------------
Lawrence J. Boysen                      Controller                                  Date

                                INDEX TO EXHIBITS

EX-99.B8(m)     Letter from James Bone, Senior Vice President, Fidelity
                Investments Institutional Services, Inc., regarding NAV Pricing
                Procedures.

EX-99.B8(n)     Second Amendment to Participation Agreement among Valley Forge
                Life Insurance Company, Variable Insurance Products Fund and
                Fidelity Distributors Corporation.

EX-99.B8(o)     Second Amendment to Participation Agreement among Valley Forge
                Life Insurance Company, Variable Insurance Products Fund II and
                Fidelity Distributors Corporation.

EX-99.B8(p)     Amendment to Participation Agreement among Valley Forge Life
                Insurance Company, the Universal Institutional Funds, Inc. and
                Morgan Stanley Investment Management, Inc.

EX-99.B8(q)     Amendment No. 2 to Shareholder Services Agreement between Valley
                Forge Life Insurance Company and American Century Investment
                Management, Inc.

EX-99.B8(r)     Amendment to Participation Agreement among Valley Forge Life
                Insurance Company, CNA Investor Services Inc., Alliance Capital
                Management L.P., and Alliance Fund Distributors, Inc.

EX-99.B8(s)     Amendment to Fund Participation Agreement among Janus Aspen
                Series, Inc., Janus Distributors, LLC, and Valley Forge Life
                Insurance Company.

EX-99.B8(t)     Amendment to Participation Agreement among Franklin Templeton
                Variable Insurance Products Trust, Franklin Templeton
                Distributors, Inc., and Valley Forge Life Insurance Company.

EX-99.B8(u)     Amendment to Fund Participation Agreement among Valley Forge
                Life Insurance Company, CNA Investor Services, Inc., Lazard
                Asset Management and Lazard Retirement Services, Inc.

EX-99.B9        Opinion of Counsel

EX-99.B10(a)    Independent Auditors' Consent

EX-99.B10(b)    Consent of William K. Borland